                                                    Registration No. 333-78269
                                                    File No. 811-09333

                                                             UNITED STATES
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         Washington, DC 20549

                                                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                       [ X ]
Pre-Effective Amendment No.                                                                                   [   ]
Post-Effective Amendment No. 11                                                                               [ X ]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                               [ X ]
         Amendment No. 12

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                                                OPPENHEIMER MAIN STREET SMALL CAP FUND(R)
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                                          (Exact Name of Registrant as Specified in Charter)

                                        6803 South Tucson Way, Centennial, Colorado 80112-3924
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                                          (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                                                         Robert G. Zack, Esq.
                                                        OppenheimerFunds, Inc.
                             Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                                                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [ X ]    on August 25, 2006 pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Main Street Small Cap Fund(R)

Prospectus dated August 25, 2006

     Oppenheimer  Main  Street  Small Cap  Fund(R)  is a mutual  fund that seeks capital appreciation to make your investment grow. It emphasizes  investments in common stocks of companies with small market capitalizations.

     This Prospectus contains important  information about the Fund's objective, its  investment  policies,  strategies  and risks.  It also  contains  important information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Contents

         About the Fund

         The Fund's Investment Objective and Principal Investment Strategies

         Main Risks of Investing in the Fund

         The Fund's Past Performance

         Fees and Expenses of the Fund

         About the Fund's Investments

         How the Fund is Managed

         About Your Account

         How to Buy Shares
         Class A Shares
         Class B Shares
         Class C Shares
         Class N Shares
         Class Y Shares

         Special Investor Services
         AccountLink
         PhoneLink
         OppenheimerFunds Internet Website
         Retirement Plans

         How to Sell Shares
         By Mail
         By Telephone

         How to Exchange Shares

         Shareholder Account Rules and Policies

         Dividends, Capital Gains and Taxes

         Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of small-capitalization ("small-cap") U.S. companies that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager") believes have favorable business trends or prospects. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes)
in securities of companies having a small market capitalization. These may include "growth" and/or "value" common stocks and other equity securities. A
"value" investment style attempts to find companies whose securities are believed to be undervalued in the marketplace. A "growth" investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

         The Fund currently considers an issuer having a market capitalization of up to $3 billion to be a small-cap issuer. The Fund measures that capitalization at the time the Fund buys the security and it is not required to sell the security if the issuer's capitalization grows above $3 billion. Over time, the Fund may change the range of asset capitalizations it uses to define small-cap issuers, as market conditions change. The Fund's investment program is more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general, the selection process involves the use of:
o             Multi-factor quantitative models: These include a group of
              "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help determine portfolio weightings within the small cap universe. A group of "bottom up" models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.
o             Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
o             Judgment: The portfolio is then continuously re-balanced by the portfolio managers, based upon the quantitative tools and
              qualitative factors described above.

         In seeking broad diversification of the Fund's portfolio, the portfolio managers currently search primarily for the following characteristics (although these may vary over time and in different cases): o Companies with a small market capitalization, primarily up to $3 billion. o Companies with financial characteristics attractive to our quantitative models. o Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

         The portfolio managers employ a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research. If a particular stock exhibits the following factors, among others, they will consider selling the stock:
o        deterioration in a company's expected earnings or cash flow;
o        change in valuation as determined by multiple variables including:
         earnings, cash flow and book value; or
o        analysis of a company's balance sheet suggests less attractive earnings potential.

         In addition, if the reason that the portfolio managers originally purchased the stock of a particular company materially changes, then they may also decide to sell the stock.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital appreciation in their investment over the long-term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a fund focusing on small-cap stocks. The
Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income.
Because of its focus on long-term capital appreciation, the Fund may be appropriate for part of a retirement plan's investments. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. The Fund's net asset values per share will fluctuate as the values of the Fund's portfolio securities change.

         The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. The Fund currently focuses its stock investments in U.S.
issuers and accordingly will be affected primarily by changes in U.S. stock markets.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. Also, securities of small-cap companies may have more volatile prices than stocks of medium and large capitalization companies.

         At times, the Manager may increase the Fund's emphasis of its investments in a particular industry or sector. To the extent that the Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

SPECIAL RISKS OF SMALL-CAP STOCKS. The Fund invests mainly in stocks of small-cap companies, which generally are newer companies. While these stocks may offer greater opportunities for long-term capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations. Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Small-cap stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility. That increases the Fund's potential for losses. Also, it may take a substantial period of time before the
Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

         In the short term, the stock market and small-cap stocks can be volatile. The price of the Fund's shares can go up and down substantially. The
Fund generally does not use income-producing investments to help cushion the
Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than a large capitalization stock fund or a balanced fund.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index and a secondary index. The after-tax returns for the other classes of shares will vary.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

     Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

     For the period from 1/1/06  through  6/30/06,  the  cumulative  return (not annualized) before taxes for Class A shares was 7.95%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 21.55% (2Qtr03) and the lowest return
(not annualized) before taxes for a calendar quarter was -16.87% (3Qtr02).

--------------------------------------------- --------------------- ---------------------------- --------------------------
                                                                                                         10 Years

Average Annual Total Returns                                                  5 Years              (or life of class, if
for the periods ended December 31, 2005              1 Year         (or life of class, if less)            less)

--------------------------------------------- --------------------- ---------------------------- --------------------------
--------------------------------------------- --------------------- ---------------------------- --------------------------
Class A Shares (inception 8/2/99)

  Return Before Taxes                                3.68%                    11.42%                      14.87%
  Return After Taxes on Distributions                2.40%                    10.83%                      14.01%
  Return  After Taxes on  Distributions  and
  Sale of Fund Shares                                3.53%                     9.90%                      12.85%

--------------------------------------------- --------------------- ---------------------------- --------------------------

Class B Shares (inception 8/2/99)                    4.11%                    11.63%                      15.11%

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Class C Shares (inception 8/2/99)                    8.19%                    11.93%                      15.10%

--------------------------------------------- --------------------- ---------------------------- --------------------------
--------------------------------------------- --------------------- ---------------------------- --------------------------

Class N Shares (inception 3/1/01)                    8.62%                    12.58%                        N/A

--------------------------------------------- --------------------- ---------------------------- --------------------------
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Class Y Shares (inception 8/2/99)                    10.52%                   13.28%                      16.45%

--------------------------------------------- --------------------- ---------------------------- --------------------------
--------------------------------------------- --------------------- ---------------------------- --------------------------

Russell 2000 Index (reflects no deduction            4.55%                   8.22%(1)                    8.04%(1)
for fees, expenses or taxes)                                                 8.90%(2)

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Lipper Small Cap Core Fund Index (reflects           7.56%                   9.19%(1)                    10.52%(1)
no deduction for fees, expenses or taxes)                                    10.22%(2)
(1) From 7/31/99 (2) From 2/28/01

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for Class
C and Class N, the 1% contingent deferred sales charge for the 1-year period.
There is no sales charge for Class Y shares. Because Class B shares convert to
Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the
Fund's Class A shares is compared to the Russell 2000 Index, an unmanaged index of small-capitalization stocks and the Lipper Small Cap Core Fund Index, a category that includes the 30 largest mutual funds within the investment category as defined by Lipper. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The
Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the
Fund's expenses during its fiscal year ended June 30, 2006.

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Shareholder Fees (charges paid directly from your investment):

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-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
                                       Class A Shares    Class B Shares   Class C Shares   Class N Shares    Class Y Shares
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
Maximum Sales Charge (Load) on              5.75%             None             None             None              None
purchases (as % of offering price)
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original
offering price or redemption               None(1)           5%(2)             1%(3)            1%(4)             None
proceeds)
-------------------------------------- ---------------- ----------------- ---------------- ---------------- -----------------
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
                                        Class A Shares  Class B Shares   Class C Shares  Class N Shares   Class Y Shares
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------

Management Fees                             0.62%            0.62%           0.62%            0.62%           0.62%

--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
Distribution and/or Service (12b-1)         0.25%            1.00%           1.00%            0.50%           None
Fees
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------

Other Expenses                              0.28%            0.30%           0.25%            0.37%           0.04%

--------------------------------------- --------------- ---------------- --------------- ---------------- --------------
--------------------------------------- --------------- ---------------- --------------- ---------------- --------------

Total Annual Operating Expenses             1.15%            1.92%           1.87%            1.49%           0.66%

--------------------------------------- --------------- ---------------- --------------- ---------------- --------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The "Other
Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total
Annual Operating Expenses" as percentages of average daily net assets were 0.36%
and 1.48% for Class N shares.

1.   A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of
     Class A shares. See "How to Buy Shares" for details.

2.   Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.

3.   Applies to shares redeemed within 12 months of purchase.
4.   Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
     If shares are redeemed:              1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                                     $686                 $921               $1175               $1900

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                                     $697                 $909               $1247            $1875(1)

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---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                                     $292                 $593               $1020               $2211

---------------------------------- --------------------- -------------------- ------------------- -------------------
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Class N Shares                                     $253                 $474                $819               $1793

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Class Y Shares                                      $68                 $212                $369                $825

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---------------------------------- --------------------- -------------------- ------------------- -------------------
   If shares are not redeemed:            1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                                     $686                 $921               $1175               $1900

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                                     $197                 $609               $1047            $1875(1)

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                                     $192                 $593               $1020               $2211

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class N Shares                                     $153                 $474                $819               $1793

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class Y Shares                                      $68                 $212                $369                $825

---------------------------------- --------------------- -------------------- ------------------- -------------------
  In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares.
  1. Class B expenses for years 7 through 10 are based on Class A expenses since
  Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUNDS' PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different types of investments will vary over time based on the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.
The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         In addition to quantitative research focusing on small cap stocks, the
Manager tries to reduce risk by carefully controlling the portfolio weight of any one security in the Fund. The Fund attempts to reduce its exposure to individual security risk by diversifying its investments across a broad number of stocks, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.
Small-Cap Stocks. The Fund invests mainly in a diversified portfolio of common stocks of small-cap companies to seek capital appreciation. Small-cap growth companies could include, for example, companies that are developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. They may provide new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies. Small-cap value companies meet valuation parameters (such as the P/E ratio) that may indicate that they are less expensive than other small-cap companies.

         The Manager currently defines small-capitalization issuers as those issuers having a market capitalization of up to $3 billion. However, this definition of a "small-cap" issuer is subject to change.

         Small-Cap stocks may trade infrequently and investors may seek to trade
         Fund shares based on their knowledge or understanding of the value of those types of securities (this is sometimes referred to as "price arbitrage"). Such price arbitrage, if otherwise successful, might interfere with the efficient management of the Fund's portfolio to a greater degree than would be the case for funds that invest in more liquid securities, because the Fund may have difficulty selling those securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent trading activity.
         Successful price arbitrage activities might also dilute the value of fund shares held by other shareholders.
Investing in Unseasoned Companies. The Fund can invest in unseasoned companies.
        These are companies that have been in operation less than three years, including the operations of any predecessors. Because these companies have a limited operating history and may be more dependent on the efforts of individual managers, their securities may have limited liquidity and their prices may be very volatile. The Fund currently does not intend to invest more than 20% of its net assets in these securities.

        Newer growth companies typically retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time after the Fund buys their stock. However, the
        Fund does not have current income as a goal.
Portfolio Turnover. The Fund may engage in active and frequent trading to try to achieve its objective. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial
        Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.
Investments By "Funds of Funds." Class Y shares of the Fund are offered as an investment to other Oppenheimer funds that act as "funds of funds." The
        Fund's Board of Trustees has approved making the Fund's shares available as an investment to those funds. Those funds of funds may invest significant portions of their assets in shares of the Fund, as described in their respective prospectuses. Those other funds, individually and/or collectively, may own significant amounts of the Fund's shares from time to time. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, which may occur on a daily basis under volatile market conditions. Depending on a number of factors, such as the flows of cash into and from the Fund as a result of the activity of other investors and the Fund's then-current liquidity, those purchases and redemptions of the Fund's shares by funds of funds could require the
        Fund to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance, if the size of those purchases and redemptions were significant relative to the size of the Fund. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to "Are There Limitations On
        Exchanges?"

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional
Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.
Other Investments. The Fund's investments are not limited only to small-cap issuers. Under normal market conditions, up to 20% of the assets of the
         Fund can be invested in securities of mid and large capitalization companies, if the Manager believes they offer opportunities for growth.
Other Equity Securities. Equity securities include common stocks, as well as
         "equity equivalents" such as preferred stocks and securities convertible into common stock. Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt. The Manager considers some convertible securities to be
         "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.
Special Risks of Initial Public Offerings (IPOs). The Fund has no limit on the amount of its assets that can be invested in IPOs. By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them. Many
         IPOs are by small- or micro-cap companies that are undercapitalized.
Risks of Foreign Investing. The Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

         If the Manager determines to invest a significant amount of the Fund assets in foreign securities, it might expose the fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock
         Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of
         "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
Derivative Investments. The Fund can invest in a number of different kinds of
         "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
         Fund might use may be considered "derivative" investments. The Fund does not expect to use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
         to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share price could fall. Certain derivative investments held by the Fund might be illiquid.
Hedging. The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments." Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover.
         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.
Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic, or political conditions, the Fund can invest up to
         100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be highly-rated commercial paper and money market instruments, U.S.
         government securities, and repurchase agreements. To the extent the
         Fund invests defensively in these securities, it might not achieve its investment objective.
Loans of Portfolio Securities. The Fund has entered into a Securities Lending
         Agreement with JP Morgan Chase. Under that agreement portfolio securities of the Fund may be loaned to brokers, dealers and other financial institutions. The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities Lending Guidelines, adopted by the Fund's Board of Trustees. The value of the securities loaned may not exceed 25% of the value of the Fund's net assets. Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed to be in sound financial condition and when, in the Manager's judgment, the income earned would justify the risks.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form
N-Q, which are filed with the Securities and Exchange Commission (the "SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of June 30, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

         Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million,
0.66% of the next $200 million, 0.60% of the next $4.2 billion and 0.58% of average annual net assets in excess of $5 billion. The Fund's management fee for the period ended June 30, 2006 was 0.62% of average annual net assets for each class of shares.

         A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Semi-Annual
Report to shareholders for the six month period ended December 31, 2005.

     Portfolio Managers. The Fund's portfolio is managed by Nikolaos D. Monoyios and Mark Zavanelli who are primarily  responsible for the day-to-day  management of the Fund's investments.

       Mr. Monoyios has been a manager of the Fund's portfolio since October
       2003. Mr. Monoyios, CFA, has been a Senior Vice President of the Manager since October 2003 and was formerly Vice President of the Manager from
       April 1998 through September 2003. He is an officer of other portfolios in the OppenheimerFunds complex.

       Mr. Zavanelli, CFA, has been a manager of the Fund's portfolio since July
       1999 and a Vice President of the Manager since November 2000. He is an officer of 3 portfolios in the OppenheimerFunds complex. Prior to joining the Manager in May 1998, Mr. Zavanelli was President of Waterside Capital
       Management, a registered investment advisor from August 1995 through
       April 1998.

       The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

Pending Litigation. A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants)
in the U.S. District Court for the Southern District of New York on January 10,
2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

         In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

         The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
         N shares may not be purchased by a new investor directly from the
         Distributor without the investor designating a registered
         broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
         $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide those instructions automatically, under an
         Asset Builder Plan, described below, or by telephone instructions using
         OppenheimerFunds PhoneLink, also described below. Please refer to
         "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
         Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        If you establish one of the many types of retirement plan accounts that
         OppenheimerFunds offers, more fully described below under "Special
         Investor Services," you can start your account with as little as $500.
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day").
         The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
         "Eastern time."

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board of
         Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
         Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
         In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).
         The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. In addition, the discussion of "time-zone arbitrage" describes effects that the Fund's fair value pricing policy is intended to counteract.

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
         Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
         "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
         Distributor or its designated agent must receive your order, in proper form as described in this Prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the NYSE (normally 4:00 p.m.) and transmit it to the Distributor so that it is received before the
         Distributor's close of business on a regular business day (normally
         5:00 p.m.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
         (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
         Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your  shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.  That is because of the  effect of the Class B  contingent  deferred  sales  charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment return for that class in the short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares,  and the  contingent deferred  sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge  available  for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason,  the  Distributor  normally will not accept purchase orders of more than  $100,000  of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their  customers in omnibus  accounts are  responsible for compliance with those limits.

o        Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or held for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As a
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but less than                 5.50%                    5.82%                     4.75%
  $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.75%                    4.99%                     4.00%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.75%                    3.90%                     3.00%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

     CAN YOU REDUCE CLASS A SALES  CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's  "Right of  Accumulation"  or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time. o Right of  Accumulation.  To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table  above),  you can add the value of any  Class A,  Class B or,  Class C shares of the Fund or other  Oppenheimer funds that you or your spouse currently own, or are currently  purchasing,  to the value of your Class A share purchase.
Your Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
Reserves on which you have not paid a sales  charge will not be counted for this purpose. In totaling your holdings, you may count shares held in your individual accounts  (including  IRAs and  403(b)  plans),  your joint  accounts  with your spouse,  or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.  A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer). If you are buying shares directly from the Fund, you must inform the Distributor of your  eligibility and holdings at the time of your purchase in order to qualify for the Right of  Accumulation.
If you are buying shares  through your  financial  intermediary  you must notify your  intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the  Distributor  or  your  current  intermediary  with  a copy  of all  account statements  showing  your  current  holdings  of  the  Fund  or  other  eligible
Oppenheimer funds, including statements for accounts held by you and your spouse or in  retirement  plans or trust or custodial  accounts  for minor  children as described  above.  The Distributor or intermediary  through which you are buying shares will calculate the value of your eligible  Oppenheimer fund shares, based on the current  offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

     o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total  amount of your  intended  purchases  of Class A, Class B and
Class C shares will  determine  the reduced sales charge rate that will apply to your Class A share  purchases of the Fund during that period.  You can choose to include purchases made up to 90 days before the date that you submit a Letter of
Intent.  Your  Class  A  shares  of  Oppenheimer  Money  Market  Fund,  Inc.  or
Oppenheimer  Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. You may also be able to apply the Right of Accumulation to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your  purchases  will be  recalculated  to reflect  the actual  value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares -
Letters of Intent" in the Fund's  Statement of Additional  Information  for more complete information.

 Other Special Sales Charge  Arrangements and Waivers.  The Fund and the
Distributor  offer other  opportunities to purchase shares without  front-end or contingent  deferred sales charges under the programs  described below. The Fund reserves the right to amend or  discontinue  these  programs at any time without prior  notice.

o Dividend  Reinvestment.  Dividends  and/or  capital  gains  distributions received  by a  shareholder  from the Fund may be  reinvested,  without  a sales charge,  in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged,  at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o             Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other
              Oppenheimer funds on the same basis. Please refer to "How to
              Exchange Shares" in this Prospectus and in the Statement of
              Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

     o  Reinvestment  Privilege.  Within six months of a  redemption  of certain
Class A and Class B shares,  the proceeds may be reinvested in Class A shares of the Fund,  or any of the other  Oppenheimer  funds into which shares of the Fund may be exchanged,  without a sales charge. This privilege applies to redemptions of Class A shares  that were  subject to an initial  sales  charge or Class A or
Class B shares that were  subject to a  contingent  deferred  sales  charge when redeemed.  The  investor  must ask the  Transfer  Agent or his or her  financial intermediary  for that privilege at the time of  reinvestment  and must identify the account from which the  redemption  was made,  and must meet any  investment minimum that is applicable to the selected fund.

     o Other Special Reductions and Waivers.  The Fund and the Distributor offer additional  arrangements  to reduce or eliminate  front-end  sales charges or to waive  contingent  deferred sales charges for certain types of transactions  and for certain  classes of  investors  (primarily  retirement  plans that  purchase shares in special  programs  through the  Distributor).  These are  described in greater detail in Appendix B to the Statement of Additional  Information,  which may be  ordered  by  calling  1.800.225.5677  or  through  the  OppenheimerFunds website, at  www.oppenheimerfunds.com  (follow the hyperlinks:  "Access Accounts and  Services" - "Forms & Literature"  - "Order  Literature"  -  "Statements  of
Additional  Information").  A  description  of these  waivers and special  sales charge  arrangements  is also  available  for  viewing  on the  OppenheimerFunds website (follow the hyperlinks:  "Research  Funds" - "Fund  Documents" - "View a description  . . .").  To receive a waiver or special  sales  charge  rate under these  programs,  the purchaser must notify the  Distributor (or other financial intermediary  through which shares are being purchased) at the time of purchase, or notify the Transfer  Agent at the time of redeeming  shares for those waivers that apply to contingent deferred sales charges.

o             Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $5 million or more in plan assets. In that case the Distributor may pay from its own resources, at the time of sale, concessions in an amount equal to 0.25% of the purchase price of Class A shares purchased within the first six months of account establishment by those retirement plans to dealers of record, subject to certain exceptions described in "Retirement
              Plans" in the Statement of Additional Information.

              There is also no initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors, insurance companies or recordkeepers. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
         March 1, 2001 ("grandfathered retirement accounts"). However, those
         Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Retirement plans holding shares of
         Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
         (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

         The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

     If you redeem  any of those  shares  within an  18-month  "holding  period"
measured  from  the  beginning  of the  calendar  month  of  their  purchase,  a contingent  deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of: o the  aggregate net asset value of the redeemed shares at the time of redemption  (excluding shares purchased by reinvestment of dividends or capital gain  distributions);  or o the original net asset value of the redeemed shares.

     The Class A contingent  deferred sales charge will not exceed the aggregate amount of the concessions  the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject  to the
Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
was Accepted                                                That Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- --------------------------------------------------------
         In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
         Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
         Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
         Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares are available for purchase.

         Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if: o The group retirement plan is terminated or
Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any
         Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
         Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section
529 plans, among others. Individual investors cannot buy Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
         A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
         Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The
         Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
         A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers periodically.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
         has adopted Distribution and Service Plans for Class B, Class C and
         Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
         0.25% on Class N shares. The Distributor also receives a service fee of
         0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
         Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class B shares is therefore 4.00% of the purchase price. The
         Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
         The Distributor normally retains the asset-based sales charge on Class
         C shares during the first year after the purchase of Class C shares.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

         For certain group retirement plans held in omnibus accounts, the
         Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

         For Class C shares purchased through the OppenheimerFunds Recordkeeper
         Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this Prospectus because they are not paid by the Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
         Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
         Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
         PhoneLink number and the Fund will send the proceeds directly to your
         AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

     RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account.  If you  participate  in a plan  sponsored by your  employer,  the plan trustee  or  administrator  must buy the  shares  for  your  plan  account.  The
Distributor also offers a number of different  retirement plans that individuals and employers can use:  Individual  Retirement  Accounts  (IRAs).  These include regular IRAs,  Roth IRAs,  SIMPLE IRAs and rollover  IRAs.  SEP-IRAs.  These are
Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.  403(b)(7)  Custodial  Plans.  These  are  tax-deferred  plans  for employees of eligible tax-exempt organizations,  such as schools,  hospitals and charitable  organizations.  401(k) Plans. These are special retirement plans for businesses.  Pension and  Profit-Sharing  Plans.  These plans are  designed  for businesses and self-employed individuals.

     Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain  Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o You wish to redeem more than $100,000 and receive a check.
     o The redemption check is not payable to all shareholders listed on the account statement.
     o The redemption check is not sent to the address of record on your account statement,
     o Shares are being transferred to a Fund account with a different owner or name.
     o Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
         OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
         The minimum redemption you can have sent by wire is $2,500. There is a
         $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
         1.800.225.5677.

     HOW DO YOU  SELL  SHARES  BY  MAIL?  Write a  letter  of  instruction  that includes:  o Your name, o The Fund's name, o Your Fund account number (from your account  statement),  o The dollar amount or number of shares to be redeemed,  o
Any special payment  instructions,  o Any share  certificates for the shares you are selling, o The signatures of all registered owners exactly as the account is registered,  and o Any special  documents  requested  by the  Transfer  Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                Send courier or express mail
requests by mail:                            requests to:
OppenheimerFunds Services                    OppenheimerFunds Services
P.O. Box 5270                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                       Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m., but may be earlier on some days. You may not redeem shares held in an
OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677. Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
         Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent  deferred sales charge is not imposed on: o the amount of your  account  value  represented  by an increase in net asset value over the initial  purchase price, o shares  purchased by the reinvestment of dividends or capital gains distributions,  or o shares redeemed in the special  circumstances described in Appendix B to the Statement of Additional Information. To determine whether a contingent  deferred  sales charge  applies to a redemption,  the Fund redeems shares in the following order:
     1. shares acquired by reinvestment of dividends and capital gains distributions, 2. shares held for the holding period that applies to the class, and 3. shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.
Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

     o Shares of the fund selected for exchange must be available for sale in your state of residence.
     o The prospectus of the selected fund must offer the exchange privilege.
     o When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o You must meet the minimum purchase requirements for the selected fund.
     o Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

     A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

     There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional
Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

     o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

     o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  Prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

     o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their  customers  (unless the  customer  has revoked  that authority).  The  Distributor  and/or the Transfer Agent have  agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional,  more stringent restrictions. Those additional restrictions include limitations on the funds  available  for  exchanges,  the  requirement  to give  advance  notice of exchanges to the Transfer Agent,  and limits on the amount of client assets that may be invested in a particular  fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial  intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
         Prospectus.

o        Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
         "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

     o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o             Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of any money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o             Dividend Reinvestments/B Share Conversions. Reinvestment of
              dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o             Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above.
              Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts.
              "On-demand" exchanges outside the parameters of portfolio
              rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o             Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are
              established through the Transfer Agent will not be subject to the
              30-day block as a result of those automatic or systematic
              exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

     More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than  $500.
The fee is  automatically  deducted  from each applicable Fund account annually in September.  See the Statement of Additional Information  to learn how you can  avoid  this fee and for  circumstances  under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
         Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using
         PINs, and by confirming such transactions in writing. The Transfer
         Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
         Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in
         NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the SEC, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
         Agent may use this information to attempt to verify your identity. The
         Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
         if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
         Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income annually, and pay them annually, separately for each class of shares. Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options: Reinvest All Distributions in the Fund.
You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
         AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         Oppenheimer fund account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     The  Financial  Highlights  Table is presented to help you  understand  the
Fund's financial performance for the past five fiscal years. Certain information reflects  financial  results for a single Fund share.  The total  returns in the table  represent  the rate that an  investor  would have  earned (or lost) on an
investment   in  the  Fund   (assuming   reinvestment   of  all   dividends  and
distributions).  This information has been audited by Deloitte & Touche LLP, the Fund's  independent  registered public accounting firm, whose report,  along with the Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED JUNE 30,                              2006            2005            2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     20.17     $     19.52     $     14.78     $   15.12     $   15.02
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.02) 1         (.04) 1         (.10)         (.08)         (.08)
Net realized and unrealized gain (loss)                    3.59            2.65            4.84          (.26)          .19
                                                    -------------------------------------------------------------------------
Total from investment operations                           3.57            2.61            4.74          (.34)          .11
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (1.47)          (1.96)             --            --          (.01)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $     22.27     $     20.17     $     19.52     $   14.78     $   15.12
                                                    =========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        18.22%          13.82%          32.07%        (2.25)%        0.71%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 2,584,254     $ 1,557,307     $ 1,177,389     $ 584,052     $ 512,337
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 2,040,757     $ 1,325,846     $   904,397     $ 490,057     $ 386,221
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.07)%         (0.20)%         (0.42)%       (0.59)%       (0.50)%
Total expenses                                             1.15%           1.19%           1.17%         1.39%         1.37%
Expenses after payments and waivers and
reduction to custodian expenses                            1.15%           1.19%           1.17%         1.36%         1.37%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     102%            132%            127%          117%          134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B   YEAR ENDED JUNE 30,                              2006            2005            2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     19.19     $     18.79     $     14.35     $   14.79     $   14.80
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.18) 1         (.18) 1         (.20)         (.14)         (.12)
Net realized and unrealized gain (loss)                    3.40            2.54            4.64          (.30)          .12
                                                    -------------------------------------------------------------------------
Total from investment operations                           3.22            2.36            4.44          (.44)           --
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (1.47)          (1.96)             --            --          (.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     20.94     $     19.19     $     18.79     $   14.35     $   14.79
                                                    =========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.29%          12.98%          30.94%        (2.98)%       (0.02)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   501,742     $   510,183     $   482,028     $ 330,174     $ 285,102
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   512,657     $   490,050     $   432,160     $ 268,057     $ 218,939
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.85)%         (0.98)%         (1.26)%       (1.34)%       (1.25)%
Total expenses                                             1.92%           1.97%           2.01%         2.21%         2.12%
Expenses after payments and waivers and
reduction to custodian expenses                            1.92%           1.97%           2.01%         2.11%         2.12%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     102%            132%            127%          117%          134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS C   YEAR ENDED JUNE 30,                            2006              2005            2004            2003           2002
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   19.24       $     18.82       $   14.36       $   14.79      $   14.81
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.16) 1           (.17) 1         (.17)           (.13)          (.10)
Net realized and unrealized gain (loss)                  3.40              2.55            4.63            (.30)           .09
                                                    -----------------------------------------------------------------------------
Total from investment operations                         3.24              2.38            4.46            (.43)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (1.47)            (1.96)             --              --           (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   21.01       $     19.24       $   18.82       $   14.36      $   14.79
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      17.35%            13.07%          31.06%          (2.91)%        (0.09)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 600,331       $   473,099       $ 402,056       $ 238,717      $ 186,108
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 543,420       $   433,888       $ 340,201       $ 186,380      $ 127,393
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.79)%           (0.91)%         (1.17)%         (1.30)%        (1.23)%
Total expenses                                           1.87% 4           1.90% 4,5       1.91% 4,5       2.07% 4        2.12% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   102%              132%            127%            117%           134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N   YEAR ENDED JUNE 30,                           2006            2005            2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    19.90      $    19.33      $    14.69      $    15.05      $    15.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.09) 1         (.10) 1         (.14)           (.11)           (.12)
Net realized and unrealized gain (loss)                 3.53            2.63            4.78            (.25)            .18
                                                  ----------------------------------------------------------------------------
Total from investment operations                        3.44            2.53            4.64            (.36)            .06
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (1.47)          (1.96)             --              --            (.01)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    21.87      $    19.90      $    19.33      $    14.69      $    15.05
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     17.79%          13.53%          31.59%          (2.39)%          0.38%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  192,089      $  129,631      $   84,678      $   41,474      $   14,557
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  162,869      $  105,497      $   65,107      $   24,417      $    5,924
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.40)%         (0.50)%         (0.77)%         (0.83)%         (0.66)%
Total expenses                                          1.49%           1.54%           1.61%           1.64%           1.65%
Expenses after payments and waivers and
reduction to custodian expenses                         1.48%           1.50%           1.52%           1.60%           1.65%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  102%            132%            127%            117%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS Y  YEAR ENDED JUNE 30,                            2006            2005            2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    20.76      $    19.94      $    15.03      $    15.27      $    15.11
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .10 1           .08 1          (.03)           (.07)           (.10)
Net realized and unrealized gain (loss)                 3.70            2.70            4.94            (.17)            .27
                                                  ----------------------------------------------------------------------------
Total from investment operations                        3.80            2.78            4.91            (.24)            .17
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (1.47)          (1.96)             --              --            (.01)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    23.09      $    20.76      $    19.94      $    15.03      $    15.27
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     18.83%          14.41%          32.67%          (1.57)%          1.11%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  417,656      $  229,463      $   14,714      $    7,637      $    1,619
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  314,236      $   84,470      $   11,428      $    3,460      $      813
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.42%           0.39%           0.06%           0.00%           0.01%
Total expenses                                          0.66%           0.69%           0.70%           0.79%           0.97%
Expenses after payments and waivers and
reduction to custodian expenses                         0.66%           0.69%           0.70%           0.79%           0.93%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  102%            132%            127%            117%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Main Street Small Cap Fund(R)
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                            OppenheimerFunds Services
                                            P.O. Box 5270 Denver, Colorado
                                            80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
                                            ------------------------
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                 [logo] OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.: 811-09333
PR0847.001.0806
Printed on recycled paper

                            APPENDIX TO PROSPECTUS OF
                    OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

         Graphic material included in the Prospectus of Oppenheimer Main Street
Small Cap Fund(R) (the "Fund") under the heading: "Annual Total Returns (Class
A) (as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the
Fund for each calendar year, for the past five fiscal years, without deducting sales charges or taxes. Set forth below are the relevant data point that will appear on the bar chart:

----------------------------------------------------------- ---------------------------------------------------------
                        Year Ended                                            Annual Total Return
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/00                                                    10.15%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/01                                                    12.93%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/02                                                   -15.98%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    46.49%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    19.18%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------

                         12/31/05                                                    10.00%

----------------------------------------------------------- ---------------------------------------------------------

Oppenheimer Main Street Small Cap Fund(R)

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated August 25, 2006

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated August 25, 2006. It should be read together with the
Prospectus. You can obtain the Prospectus by writing to the Fund's Transfer
Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or
by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                                                    Page

About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds,
Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

|X| Investments in Small-Cap Equity Securities. The Fund focuses its investments in equity securities of small market capitalization ("small cap") growth and/or undervalued U.S. companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The
Fund's investments primarily include stocks of companies having a market capitalization of up to $3 billion.

         The Fund can also hold a portion of its assets in securities of issuers having a larger market capitalization. Although under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities having small market capitalization, at times, in the Manager's view, the market may favor or disfavor securities of issuers of a particular capitalization range.

         Current income is not a criterion used to select portfolio securities.
However, certain debt securities may be selected for the Fund's portfolio for defensive purposes (including debt securities that the Manager believes may offer some opportunities for capital appreciation when stocks are disfavored).
Other debt securities may be selected because they are convertible into common stock, as discussed below in "Convertible Securities."

o Over-the-Counter Securities. Securities of small-cap issuers may be traded on securities exchanges or in the over-the-counter market. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That can affect the price the Fund is able to obtain when it wants to sell a security.

         Small-cap companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies.
Securities of small-cap issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more. As noted
below, the Fund limits its investments in unseasoned small cap issuers.

o Convertible Securities. While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible debt securities than in the case of non-convertible fixed debt income securities. To determine whether convertible securities should be regarded as "equity equivalents," the
Manager examines the following factors:
(1)                   whether, at the option of the investor, the convertible
                      security can be exchanged for a fixed number of shares of
                      common stock of the issuer,
(2)                   whether the issuer of the convertible securities has
                      restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)                   the extent to which the convertible security may be a
                      defensive "equity substitute," providing the ability to
                      participate in any appreciation in the price of the
                      issuer's common stock.

         Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

         The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

         The Fund has no limitations on the ratings of the convertible debt securities that it can buy. They can include securities that are investment grade or below investment grade. Securities that are below investment grade
(whether they are rated by a nationally-recognized rating organization or are unrated securities that the Manager deems to be below investment grade) have greater risks of default than investment grade securities. Additionally, debt securities are subject to interest rate risk. Their values tend to fall when interest rates rise. The Fund does not anticipate that it will invest a substantial amount of its assets in these types of securities.

o Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities.
Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

o Preferred Stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

|X| Foreign Securities. Although the Fund intends to focus its investments in
U.S. securities, it can purchase equity securities issued or guaranteed by foreign companies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States.
They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia,
New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

|X| Passive Foreign Investment Companies. Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRC ss.954.

         Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the
Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the
Fund's minimum percentage requirements or limitations of investing in foreign securities.

         Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act"), the Fund may also invest in foreign mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to various countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

         In addition to bearing their proportionate share of the fund's expenses
(management fees and operating expenses), shareholders would also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other Investment
Companies."

|X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the
Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of
100% or more. Portfolio turnover rates for the fiscal year ended June 30, 2001 reflect a period effected by extreme economic and market factors. By comparison, portfolio turnover rates for the fiscal year ended June 30, 2003 reflect a period of increased economic and market stability.

         Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund from time to time can employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X| Investing in Unseasoned Companies. The Fund can invest in securities of unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They might have a limited trading market, which could adversely affect the Fund's ability to dispose of them and could reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by an unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained.
The Fund currently does not intend to invest more than 20% of its net assets in those securities.

         |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days (the Board may increase that limit to 15%). There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of
1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X| Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments and subject to its non fundamental investment policy on investing in other investment companies. For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds'
portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

         Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

         |X| Loans of Portfolio Securities. To raise cash for liquidity
purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees.

         The Fund may lend its portfolio securities pursuant to the Securities
Lending Agreement (the "Securities Lending Agreement") with JP Morgan Chase, subject to the restrictions stated in the Prospectus. The Fund will lend such portfolio securities to attempt to increase its income. Under the Securities
Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the Fund. The Fund will receive, pursuant to the Securities Lending Agreement, 80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested in defaults. The Securities Lending Agreement may be terminated by either JP
Morgan Chase or the Fund on 30 days' written notice. The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

         There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a)
negotiated loan fees, (b) interest on securities used as collateral, and (c)
interest on any short-term debt securities purchased with such loan collateral.
Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the
Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

|X| Borrowing. The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations
thereunder or any exemption therefrom that is applicable to the Fund|X| .

         Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

Although the fund has obtained an exemptive order that also allows it to borrow from affiliated investment companies, it has no current plans to do so. As a matter of fundamental policy, the Fund is authorized to borrow up to 33 1/3% of its total assets. During periods of substantial borrowings, the value of the
Fund's assets would be reduced due to the added expense of interest on borrowed monies. The Fund is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the Investment Company
Act (i.e., presently 50% of net assets). Any such borrowing will be made only pursuant to the requirements of the Investment Company Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three days thereafter (not including Sundays and holidays) to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. If it does borrow, its expenses will be greater, other things being equal, than comparable funds that do not borrow. Since substantially all of a Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of a Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case.

|X| Derivatives. The Fund can invest in a variety of derivative investments to seek income for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this
Statement of Additional Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

         Some of the derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

     |X|  Hedging.  The Fund can use  hedging  to  attempt  to  protect  against declines  in the  market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains  in the  value  of  portfolio  securities  which  have appreciated,  or to facilitate selling securities for investment  reasons. To do so,  the Fund  could:
o sell  futures  contracts,
o buy puts on  futures or on securities, or o write covered calls on securities or futures. Covered calls can also be used to increase the Fund's  income, but the Manager does not expect to engage extensively in that practice.

         The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
o        buy futures, or
o        buy calls on such futures or on securities.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. The Fund cannot purchase securities on margin. However, the Fund can make margin deposits in connection with any of the hedging instruments permitted by any of its other policies.

o Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based stock indices (these are called "stock index futures"), (2) other broadly-based securities indices (these are referred to as "financial futures"),
(3) foreign currencies (these are referred to as "forward contracts") and (4) an individual stock ("single stock futures").

         A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o Put and Call Options. The Fund can buy and sell certain kinds of put options
("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o Writing Covered Call Options. The Fund can write (that is, sell) calls. If the
Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the
Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call, it receives cash (a premium). In writing calls on a security, the Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the
Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it also receives a premium. If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

         The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets on its books. The Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be identified on the Fund's books to cover such put options.

         If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
Fund, are taxable as ordinary income.

o Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the
Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the
Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.
If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o Forward Contracts. Forward contracts are foreign currency exchange contracts.
They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S.
dollar and a foreign currency. The Fund may also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties.
The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a "transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.

         Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o Regulatory Aspects of Hedging Instruments. The Commodities Futures Trading
Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts"
under the Internal Revenue Code. In general, gains or losses relating to Section
1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

     Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1) gains or losses  attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other  liabilities  denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2) gains or losses  attributable to fluctuations in the value of a foreign currency  between  the  date of  acquisition  of a debt  security denominated in a foreign currency or foreign currency forward  contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X| Temporary Defensive and Interim Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can buy:
     o high-quality (rated in the top rating categories of nationally-recognized rating  organizations  or deemed by the  Manager to be of  comparable  quality), short-term  money  market  instruments,  including  those  issued  by the U.  S.
Treasury or other government agencies,
o                 commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top rating
                  category of a nationally recognized rating organization,
o                 debt obligations of corporate issuers, rated investment grade
                  (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
o preferred  stocks,
o certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan  associations, and repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

|X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the
Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
              o   67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
              o   more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|      Does the Fund Have Additional Fundamental Policies?

The following investment restrictions are fundamental policies of the Fund.

o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o The Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt securities or similar evidences of indebtedness,
(c) through an interfund-lending program with other affiliated funds, and (d)
through repurchase agreements.

o The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowing at all times in the manner set forth in the Investment Company Act of 1940.

o The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry. Obligations of the
U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of companies holding real estate or interests in real estate.

o The Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies.
It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

|X|      Does the Fund Have Other Restrictions that are Not Fundamental Policies?

         The Fund has an additional restriction on its investment policies that are not fundamental, which means that it can be changed by the Board of
Trustees, without obtaining shareholder approval.

o The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F)
or (G) of Section 12(d)(1) of the Investment Company Act of 1940.

o With respect to the Fund's non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings used for investment purposes) in equity securities of "small-cap" issuers, the
Fund will provide shareholders at least 60 days' prior notice of any change in such policy as required by the Investment Company Act.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an on-going basis, it applies only at the time the Fund makes an investment (except in cases of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in
Appendix B to this Statement of Additional Information. That is not a fundamental policy.

Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, OppenheimerFunds
Distributor, Inc. ("Distributor") and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that
(a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the
Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o                 Public Disclosure. The Fund's portfolio holdings are made
                  publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC. In
                  addition, the top 10 or more holdings are posted on the
                  OppenheimerFunds' website at www.oppenheimerfunds.com in the
                  "Fund Profiles" section. Other general information about the
                  Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

               Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
      Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager in connection with the disclosure of the
      Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
      no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o                 The third-party recipient must first submit a request for
                  release of Fund portfolio holdings, explaining the business reason for the request;

o                 Senior officers (a Senior Vice President or above) in the
                  Manager 's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and

o                 The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the
      Fund's Board, or as an employee, officer and/or director of the Manager,
      Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o                 Employees of the Fund's Manager, Distributor and Transfer
                  Agent who need to have access to such information (as
                  determined by senior officers of such entity),
o The Fund's independent registered public accounting firm, o Members of the
Fund's Board and the Board's legal counsel, o The Fund's custodian bank, o A proxy voting service designated by the Fund and its Board, o Rating/ranking organizations (such as Lipper and Morningstar), o Portfolio pricing services retained by the Manager to provide portfolio security prices, and o Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the
      Manager's Security Valuation Group and Accounting Departments in
      connection with portfolio pricing or other portfolio evaluation purposes:

     o Brokers and dealers in connection with portfolio transactions  (purchases and  sales) o Brokers  and  dealers to obtain  bids or bid and asked  prices (if securities  held by the  Fund  are not  priced  by the  fund's  regular  pricing services) o Dealers to obtain price  quotations where the fund is not identified as the owner.

      Portfolio holdings information (which may include information on the
      Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
      Manager, Distributor, or Transfer Agent, in the following circumstances:

o                 Response to legal process in litigation matters, such as
                  responses to subpoenas or in class action matters where the
                  Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o                 Response to regulatory requests for information (the SEC,
                  NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for
                  information in inspections or for position reporting
                  purposes),
o        To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

               Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of
      Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
      Distributor, and Transfer Agent shall oversee the compliance by the
      Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
      Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
      Funds has been made during the preceding year pursuant to these policies.
      The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons                           ABG Securities                        ABN AMRO
Advest                                        AG Edwards                            American Technology Research
Auerbach Grayson                              Banc of America Securities            Barclays
Baseline                                      Bear Stearns                          Belle Haven
Bloomberg                                     BNP Paribas                           BS Financial Services
Buckingham Research Group                     Caris & Co.                           CIBC World Markets
Citigroup                                     Citigroup Global Markets              Collins Stewart
Craig-Hallum Capital Group LLC                Credit Agricole Cheuvreux N.A. Inc.   Credit Suisse First Boston
Daiwa Securities                              Davy                                  Deutsche Bank
Deutsche Bank Securities                      Dresdner Kleinwort Wasserstein        Emmet & Co
Empirical Research                            Enskilda Securities                   Essex Capital Markets
Exane BNP Paribas                             Factset                               Fidelity Capital Markets
Fimat USA Inc.                                First Albany                          First Albany Corporation
Fixed Income Securities                       Fortis Securities                     Fox-Pitt, Kelton
Friedman, Billing, Ramsey                     Fulcrum Global Partners               Garp Research
George K Baum & Co.                           Goldman                               Goldman Sachs
HSBC                                          HSBC Securities Inc                   ING Barings
ISI Group                                     Janney Montgomery                     Jefferies
Jeffries & Co.                                JP Morgan                             JP Morgan Securities
JPP Eurosecurities                            Keefe, Bruyette & Woods               Keijser Securities
Kempen & Co. USA Inc.                         Kepler Equities/Julius Baer Sec       KeyBanc Capital Markets
Leerink Swan                                  Legg Mason                            Lehman
Lehman Brothers                               Lipper                                Loop Capital Markets
MainFirst Bank AG                             Makinson Cowell US Ltd                Maxcor Financial
Merrill                                       Merrill Lynch                         Midwest Research
Mizuho Securities                             Morgan Stanley                        Morningstar
Natexis Bleichroeder                          Ned Davis Research Group              Nomura Securities
Pacific Crest                                 Pacific Crest Securities              Pacific Growth Equities
Petrie Parkman                                Pictet                                Piper Jaffray Inc.
Plexus                                        Prager Sealy & Co.                    Prudential Securities
Ramirez & Co.                                 Raymond James                         RBC Capital Markets
RBC Dain Rauscher                             Research Direct                       Robert W. Baird
Roosevelt & Cross                             Russell Mellon                        Ryan Beck & Co.
Sanford C. Bernstein                          Scotia Capital Markets                SG Cowen & Co.
SG Cowen Securities                           Soleil Securities Group               Standard & Poors
Stone & Youngberg                             SWS Group                             Taylor Rafferty
Think Equity Partners                         Thomas Weisel Partners                UBS
Wachovia                                      Wachovia Corp                         Wachovia Securities
Wescott Financial                             William Blair                         Yieldbook

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in May 1999.

|X| Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o        has its own dividends and distributions,

o        pays certain expenses which may be different for the different classes, will generally have a different net asset value,
         will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and

o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a
  Trustee or to take other action described in the Fund's Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. Each committee is comprised solely of Trustees who are not
"interested persons" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron (Chairman),
George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The Audit
Committee held 8 meetings during the Fund's fiscal year ended June 30, 2006. The
Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i)
reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) reviewing certain reports from and meet periodically with the Funds' Chief Compliance Officer; (v)
maintaining a separate line of communication between the Fund's independent
Auditors and the Independent Trustees; (vi) reviewing the independence of the
Fund's independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.

         The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis,
Sam Freedman and Beverly L. Hamilton. The Review Committee held 6 meetings during the Fund's fiscal year ended June 30, 2006. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The Review Committee also reviews the Fund's investment performance as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law.

         The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are Robert J. Malone (Chairman), William
Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The Governance
Committee held 5 meetings during the Fund's fiscal year ended June 30, 2006. The
Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Fund's governance guidelines, the adequacy of the Fund's Codes of
Ethics and the nomination of Trustees, including Independent Trustees. The
Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance
Committee's consideration by mailing such information to the Governance
Committee in care of the Fund. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance
Committee, however, reserves sole discretion to determine which candidates for
Trustees and Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by
Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption
"contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund Except for Mr. Murphy, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                                      Oppenheimer Principal Protected Trust II
Oppenheimer Capital Income Fund                                Oppenheimer Principal Protected Trust III
Oppenheimer Champion Income Fund                               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.                                  Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund                                    Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                                    Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund                            Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.                            Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                       Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                         Centennial Money Market Trust
Oppenheimer Municipal Fund                                     Centennial New York Tax Exempt Trust
Oppenheimer Principal Protected Trust                          Centennial Tax Exempt Trust

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

         Messrs. Monoyios, Zavanelli, Gillespie, Murphy, Petersen, Szilagyi,
Vandehey, Wixted and Zack, and Mss. Bloomberg and Ives, who are officers of the
Fund, hold the same offices with one or more of the other Board II Funds. As of
August 4, 2006 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board II Funds.

         Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------------------
                                                         Independent Trustees
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------ -------------------------------------------------------------------- ------------------ ----------------

Name, Position(s) with the     Principal Occupation(s) During the Past 5 Years; Other                Dollar Range of      Aggregate

                                                                                                                        Dollar Range
                                                                                                                          of Shares
                                                                                                                        Beneficially
                                                                                                         Shares         Owned in All
                               Trusteeships/Directorships Held; Number of Portfolios in the Fund      Beneficially       Supervised

Fund, Length of Service, Age   Complex Currently Overseen                                           Owned in the Fund       Funds

------------------------------ -------------------------------------------------------------------- ------------------ ----------------
------------------------------ -------------------------------------------------------------------- -----------------------------------

                                                                                                         As of December 31, 2005

------------------------------ -------------------------------------------------------------------- -----------------------------------
------------------------------ -------------------------------------------------------------------- ------------------ ----------------

William L. Armstrong,          Chairman of the following private mortgage banking companies:        $0                 Over $100,000
Chairman of the Board of       Cherry Creek Mortgage Company (since 1991), Centennial State
Trustees since 2003, Trustee   Mortgage Company (since 1994), and The El Paso Mortgage Company
since 1999                     (since 1993); Chairman of the following private companies:
Age: 69                        Ambassador Media Corporation (since 1984) and Broadway Ventures

                               (since 1984); Director of the following:
                               Helmerich & Payne, Inc. (oil and gas
                               drilling/production company) (since 1992), Campus
                               Crusade for Christ (since 1991) and The Lynde and
                               Harry Bradley Foundation, Inc. (non-profit
                               organization) (since 2002); former Chairman of
                               the following: Transland Financial Services, Inc.
                               (private mortgage banking company) (1997-2003),
                               Great Frontier Insurance (insurance agency)
                               (1995-2000), Frontier Real Estate, Inc.
                               (residential real estate brokerage) (1994-2000)
                               and Frontier Title (title insurance agency)
                               (1995-2000); former Director of the following:
                               UNUMProvident (insurance company) (1991-2004),
                               Storage Technology Corporation (computer
                               equipment company) (1991-2003) and International
                               Family Entertainment (television channel)
                               (1992-1997); U.S. Senator (January 1979-January
                               1991). Oversees 38 portfolios in the
                               OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ ----------------
------------------------------ -------------------------------------------------------------------- ------------------ ----------------

Robert G. Avis,                Director and President of A.G. Edwards Capital, Inc. (General        Over $100,000      Over $100,000
Trustee since 1999             Partner of private equity funds) (until February 2001); Chairman,
Age: 75                        President and Chief Executive Officer of A.G. Edwards Capital,

                               Inc. (until March 2000); Director of A.G. Edwards
                               & Sons, Inc. (brokerage company) (until 2000) and
                               A.G. Edwards Trust Company (investment adviser)
                               (until 2000); Vice Chairman and Director of A.G.
                               Edwards, Inc. (until March 1999); Vice Chairman
                               of A.G. Edwards & Sons, Inc. (until March 1999);
                               Chairman of A.G. Edwards Trust Company (until
                               March 1999) and A.G.E. Asset Management
                               (investment adviser) (until March 1999). Oversees
                               38 portfolios in the OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ ----------------
------------------------------ -------------------------------------------------------------------- ------------------ ----------------
George C. Bowen,               Assistant Secretary and Director of Centennial Asset Management      Over $100,000      Over $100,000
Trustee since 1999             Corporation (December 1991-April 1999); President, Treasurer and
Age: 69                        Director of Centennial Capital Corporation (June 1989-April 1999);
                               Chief Executive Officer and Director of
                               MultiSource Services, Inc. (March 1996-April
                               1999); Mr. Bowen held several positions with the
                               Manager and with subsidiary or affiliated
                               companies of the Manager (September 1987-April
                               1999). Oversees 38 portfolios in the
                               OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ ----------------
------------------------------ -------------------------------------------------------------------- ------------------ ----------------

Edward L. Cameron,             Member of The Life Guard of Mount Vernon (George Washington          $50,001 -          Over $100,000
Trustee since 1999             historical site) (since June 2000); Director of Genetic ID, Inc.     $100,000
Age: 67                        (biotech company) (March 2001-May 2002); Partner at
                               PricewaterhouseCoopers LLP (accounting firm)
                               (July 1974-June 1999); Chairman of Price
                               Waterhouse LLP Global Investment Management
                               Industry Services Group (accounting firm) (July
                               1994-June 1998). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

------------------------------ -------------------------------------------------------------------- ------------------ ----------------
------------------------------ -------------------------------------------------------------------- ------------------ ----------------

Jon S. Fossel,                 Director of UNUMProvident (insurance company) (since June 2002);     $0                 Over $100,000
Trustee since 1999             Director of Northwestern Energy Corp. (public utility corporation)
Age: 64                        (since November 2004); Director of P.R. Pharmaceuticals (October
                               1999-October 2003); Director of Rocky Mountain Elk Foundation
                               (non-profit organization) (February 1998-February 2003 and since
                               February 2005); Chairman and Director (until October 1996) and
                               President and Chief Executive Officer (until October 1995) of the
                               Manager; President, Chief Executive Officer and Director of the
                               following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
                               Shareholder Financial Services, Inc. (until October 1995).
                               Oversees 38 portfolios in the OppenheimerFunds complex.

------------------------------ -------------------------------------------------------------------- ------------------ ----------------
------------------------------ -------------------------------------------------------------------- ------------------ ----------------

Sam Freedman,                  Director of Colorado Uplift (charitable organization) (since         $50,001 -          Over $100,000
Trustee since 1999             September 1984). Mr. Freedman held several positions with the        $100,000
Age: 65                        Manager and with subsidiary or affiliated companies of the Manager

                               (until October 1994). Oversees 38 portfolios in the
                               OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ ----------------
------------------------------ -------------------------------------------------------------------- ------------------ ----------------

Beverly L. Hamilton,           Trustee of Monterey Institute for International Studies              $0                 Over $100,000
Trustee since 2002             (educational organization) (since February 2000); Board Member of
Age: 59                        Middlebury College (educational organization) (since December
                               2005); Director of The California Endowment
                               (philanthropic organization) (since April 2002);
                               Director (February 2002-2005) and Chairman of
                               Trustees (since 2006) of the Community Hospital
                               of Monterey Peninsula; Director (October
                               1991-2005) and Vice Chairman (since 2006) of
                               American Funds' Emerging Markets Growth Fund,
                               Inc. (mutual fund); President of ARCO Investment
                               Management Company (February 1991-April 2000);
                               Member of the investment committees of The
                               Rockefeller Foundation (since 2001) and The
                               University of Michigan (since 2000); Advisor at
                               Credit Suisse First Boston's Sprout venture
                               capital unit (venture capital fund) (1994-January
                               2005); Trustee of MassMutual Institutional Funds
                               (investment company) (1996-June 2004); Trustee of
                               MML Series Investment Fund (investment company)
                               (April 1989-June 2004); Member of the investment
                               committee of Hartford Hospital (2000-2003); and
                               Advisor to Unilever (Holland) pension fund
                               (2000-2003). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

------------------------------ -------------------------------------------------------------------- ------------------ ----------------
------------------------------ -------------------------------------------------------------------- ------------------ ----------------
Robert J. Malone,              Director of Jones International University (educational              $50,001 -          Over $100,000
Trustee since 2002             organization) (since August 2005); Chairman, Chief Executive         $100,000
Age: 61                        Officer and Director of Steele Street State Bank (commercial banking) (since August 2003); Director of
                               Colorado UpLIFT (charitable organization) (since
                               1986); Trustee of the Gallagher Family Foundation
                               (non-profit organization) (since 2000); Former
                               Chairman of U.S. Bank-Colorado (subsidiary of
                               U.S. Bancorp and formerly Colorado National Bank)
                               (July 1996-April 1999); Director of Commercial
                               Assets, Inc. (real estate investment trust)
                               (1993-2000); Director of Jones Knowledge, Inc.
                               (2001-July 2004); and Director of U.S.
                               Exploration, Inc. (oil and gas exploration)
                               (1997-February 2004). Oversees 38 portfolios in
                               the OppenheimerFunds complex.
------------------------------ -------------------------------------------------------------------- ------------------ ----------------
------------------------------ -------------------------------------------------------------------- ------------------ ----------------

F. William Marshall, Jr.,      Trustee of MassMutual Select Funds (formerly MassMutual              $0                 Over $100,000
Trustee since 2000             Institutional Funds) (investment company) (since 1996) and MML
Age: 64                        Series Investment Fund (investment company) (since 1996); Trustee
                               (since 1987) and Chairman (1994-2005) of the
                               Investment Committee of the Worcester Polytech
                               Institute (private university); President and
                               Treasurer of the SIS Funds (private charitable
                               fund) (since January 1999); Chairman of SIS &
                               Family Bank, F.S.B. (formerly SIS Bank)
                               (commercial bank) (January 1999-July 1999); and
                               Executive Vice President of Peoples Heritage
                               Financial Group, Inc. (commercial bank) (January
                               1999-July 1999). Oversees 40 portfolios in the
                               OppenheimerFunds complex.*

------------------------------ -------------------------------------------------------------------- ------------------ ----------------

*    Includes two open-end investment companies: MassMutual Select Funds and MML
     Series Investment Fund. In accordance with the instructions for SEC Form
     N-1A, for purposes of this section only, MassMutual Select Funds and MML
     Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund to be
     part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager and as a shareholder of its parent company. The address of Mr. Murphy is Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.
Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an annual term, or until his resignation, retirement, death or removal. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a Trustee of the Fund and the other Board II Funds (defined below) for which he is a director or trustee.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    Interested Trustee and Officer
----------------------------------------------------------------------------------------------------------------------------------------
-------------------------- -------------------------------------------------------------------------- ----------------- ----------------

Name, Position(s) Held     Principal Occupation(s) During the Past 5 Years; Other                     Dollar Range of      Aggregate

                                                                                                                         Dollar Range
                                                                                                                           Of Shares
                                                                                                           Shares        Beneficially
                                                                                                        Beneficially     Owned in All

with the Fund Length of    Trusteeships/Directorships Held; Number of Portfolios in the Fund            Owned in the      Supervised
Service, Age               Complex Currently Overseen                                                       Fund             Funds

-------------------------- -------------------------------------------------------------------------- ----------------- ----------------
-------------------------- -------------------------------------------------------------------------- ----------------------------------

                                                                                                           As of December 31, 2005

-------------------------- -------------------------------------------------------------------------- ----------------------------------
-------------------------- -------------------------------------------------------------------------- ---------------- -----------------

John V. Murphy,            Chairman, Chief Executive Officer and Director (since June 2001) and       $10,001 -        Over $100,000
Trustee, President and     President (since September 2000) of the Manager; President and director    $50,000
Principal Executive        or trustee of other Oppenheimer funds; President and Director of OAC and
Officer since 2001         of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 57                    the Manager) (since July 2001); Director of OppenheimerFunds
                           Distributor, Inc. (subsidiary of the Manager) (since
                           November 2001); Chairman and Director of Shareholder
                           Services, Inc. and of Shareholder Financial Services,
                           Inc. (transfer agent subsidiaries of the Manager)
                           (since July 2001); President and Director of
                           OppenheimerFunds Legacy Program (charitable trust
                           program established by the Manager) (since July
                           2001); Director of the following investment advisory
                           subsidiaries of the Manager: OFI Institutional Asset
                           Management, Inc., Centennial Asset Management
                           Corporation, Trinity Investment Management
                           Corporation and Tremont Capital Management, Inc.
                           (since November 2001), HarbourView Asset Management
                           Corporation and OFI Private Investments, Inc. (since
                           July 2001); President (since November 2001) and
                           Director (since July 2001) of Oppenheimer Real Asset
                           Management, Inc.; Executive Vice President of
                           Massachusetts Mutual Life Insurance Company (OAC's
                           parent company) (since February 1997); Director of
                           DLB Acquisition Corporation (holding company parent
                           of Babson Capital Management LLC) (since June 1995);
                           Member of the Investment Company Institute's Board of
                           Governors (since October 3, 2003); Chief Operating
                           Officer of the Manager (September 2000-June 2001);
                           President and Trustee of MML Series Investment Fund
                           and MassMutual Select Funds (open-end investment
                           companies) (November 1999-November 2001); Director of
                           C.M. Life Insurance Company (September 1999-August
                           2000); President, Chief Executive Officer and
                           Director of MML Bay State Life Insurance Company
                           (September 1999-August 2000); Director of Emerald
                           Isle Bancorp and Hibernia Savings Bank (wholly-owned
                           subsidiary of Emerald Isle Bancorp) (June 1989-June
                           1998). Oversees 91 portfolios in the OppenheimerFunds
                           complex.

-------------------------- -------------------------------------------------------------------------- ---------------- -----------------

The addresses of the officers in the chart below are as follows: for Messrs. Gillespie, Monoyios, Zack and
Zavanelli and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for
Messrs. Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado
80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

---------------------------------------------------------------------------------------------------------------------------------
                                                   Other Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------

Name, Position(s) Held with the    Principal Occupation(s) During Past 5 Years
Fund, Length of Service, Age

---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------
Nikolaos D. Monoyios,              Senior Vice President of the Manager since October 2003; a Certified Financial Analyst.
Vice President and Portfolio       Formerly Vice President of the Manager (April 1998-September 2003). An officer of 6
Manager since 2003                 portfolios in the OppenheimerFunds complex.

Age:  57

---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------
Mark Zavanelli,                    Vice President of the Manager since November 2000; a Chartered Financial Analyst; an officer
Vice President and Portfolio       of 3 portfolios in the OppenheimerFunds complex. Prior to joining the Manager in May 1998 he

Manager since 1998                 was President of Waterside Capital Management, a registered investment advisor (August
Age:  35                           1995-April 1998).

---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------

Mark S. Vandehey,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief           President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer since 2004      Shareholder Services, Inc. (since June 1983); Vice President and Director of Internal Audit
Age: 55                            of the Manager (1997-February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------

Brian W. Wixted,                   :Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal            following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting Officer     Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
since 1999                         Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 46                            2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI
                                   Institutional Asset Management, Inc. (since
                                   November 2000), and OppenheimerFunds Legacy
                                   Program (since June 2003); Treasurer and
                                   Chief Financial Officer of OFI Trust Company
                                   (trust company subsidiary of the Manager)
                                   (since May 2000); Assistant Treasurer of the
                                   following: OAC (since March 1999), Centennial
                                   Asset Management Corporation (March
                                   1999-October 2003) and OppenheimerFunds
                                   Legacy Program (April 2000-June 2003);
                                   Principal and Chief Operating Officer of
                                   Bankers Trust Company-Mutual Fund Services
                                   Division (March 1995-March 1999). An officer
                                   of 91 portfolios in the OppenheimerFunds
                                   complex.

---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------
Brian Petersen,                    Assistant Vice President of the Manager (since August 2002); Manager/Financial Product

Assistant Treasurer since 1999     Accounting of the Manager (November 1998-July 2002). An officer of 91 portfolios in the
Age: 35                            OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------

Brian C. Szilagyi,                 Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting
Assistant Treasurer since 2005     and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of
Age: 36                            Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at
                                   American Data Services, Inc. (September 2000-May 2001). An officer of 91 portfolios in the
                                   OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------

Robert G. Zack,                    Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary       Manager; General Counsel and Director of the Distributor (since December 2001); General
since 2001                         Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
Age: 58                            President and General Counsel of HarbourView Asset Management Corporation (since December
                                   2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary
                                   (since September 1997) and Director (since November 2001) of OppenheimerFunds International
                                   Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                   Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                   (since November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                   Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                   Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                   2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc.
                                   (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                   Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                   2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                   Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                   International Ltd. (September 1997-November 2001). An officer of 91 portfolios in the
                                   OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------

Lisa I. Bloomberg,                 Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary since 2004     (April 2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate
Age: 38                            Vice President (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000)
                                   of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 91 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------

Kathleen T. Ives,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October
Assistant Secretary since 2001     2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October
Age: 40                            2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation
                                   (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc.
                                   (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                   Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                   1994-October 2003). An officer of 91 portfolios in the OppenheimerFunds complex.

---------------------------------- ----------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------------

Phillip S. Gillespie,              Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary since 2004     First Vice President (2000-September 2004), Director (2000-September 2004) and Vice
Age: 42                            President (1998-2000) of Merrill Lynch Investment Management. An officer of 91 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------------

         Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended June 30, 2006. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31,
2006.

------------------------------------------------ ------------------------------------ ---------------------------------
Name of Trustee and Other Fund Position(s) (as     Aggregate Compensation From the      Total Compensation From the

                                                                                          Fund and Fund Complex(2)
                                                                                                 Year ended
applicable)                                       Fund(1) Fiscal year ended 6/30/06          December 31, 2005

------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

William L. Armstrong                                           $7,812                             $178,000

Chairman of the Board and
Governance Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

Robert G. Avis                                                 $5,205                             $118,500

Review Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

George C. Bowen                                                $5,205                             $118,500

Audit Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

Edward L. Cameron                                              $6,131                             $136,000

Audit Committee Chairman
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

Jon S. Fossel                                                  $5,523                             $124,100

Review Committee Chairman
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

Sam Freedman                                                   $5,205                             $118,500

Review Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

Beverly Hamilton                                              $4,807(3)                           $107,175

Review Committee Member and
Governance Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

Robert J. Malone                                              5,980(4)                            $134,868

Governance Committee Chairman and
Audit Committee Member
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
F. William Marshall, Jr.

Audit Committee Member and Governance                          $5,205                           $169,500(5)
Committee Member

------------------------------------------------ ------------------------------------ ---------------------------------

1. "Aggregate Compensation From the Fund includes fees and deferred compensation, if any.
2. In accordance with SEC regulations, for purposes of this section only,
"Fund Complex"  includes the  Oppenheimer  funds,  the MassMutual  Institutional
Funds,  the  MassMutual  Select Funds and the MML Series  Investment  Fund,  the
investment  adviser for which is the indirect parent company of the Fund's.  The
Manager also serves as the  Sub-Advisor  to the  following:  MassMutual  Premier
International  Equity Fund,  MassMutual  Premier  Main Street  Fund,  MassMutual
Premier Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and
MassMutual  Premier  Global  Fund.  The  Manager  does not  consider  MassMutual
Institutional  Funds,  MassMutual Select Funds and MML Series Investment Fund to
be part of the  OppenheimerFunds'  "Fund  Complex" as that term may be otherwise interpreted.
3. Includes $4,807 deferred by Ms. Hamilton under the "Deferred Compensation
Plan" described below.
4. Includes $2,523 deferred by Mr. Malone under the "Deferred Compensation Plan"
described below.
5. Includes $51,000 compensation paid to Mr. Marshall for serving as a Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X| Deferred Compensation Plan For Trustees. The Board of Trustees has adopted a
Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the
Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustees under the plan without shareholder approval for the limited purpose of determining the value of the
Trustees' deferred compensation account.

|X| Major Shareholders. As of August 4, 2006, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

         Charles Schwab & Co Inc, Special Custody Acct for the exclusive benefit of Customers, Attn Mutual Funds, 101 Montgomery Street, San Francisco,
         CA 94104-4122, which owned 12,739,310.346 Class A shares (10.89% of the
         Class A shares then outstanding).

         PIMSPrudential Retirement As Nominee for the Trustee Cust.Pl NC 401(K)
         Plan, NC Dept of State Treasurer, 325 N. Salisbury Street, Raleigh, NC
         27603, which owned 6,693,358.338 Class A shares (5.72% of the Class A shares outstanding).

         MLPF & S for the Sole Benefit of its customers, Attn Fund Admn #, 4800
         Deer Lake Dr E, Fl 3, Jacksonville, FL 32246-6484 which owned
         2,474,798.607Class C shares (8.65% of the Class C shares outstanding).

     Citigroup  Global Mkts Inc, Attn.  Cindy  Tempesta,  7th Fl., 333 West 34th
Street,  New York,  NY  10001-2483,  which  owned  1,430,805.492  Class C shares
(5.00.% of the Class C shares outstanding).

         ING Life Insurance and Annuity Comp, FBO Alliac Trade Settlement, Attn:
         Fund Operations, 151 Farmington Ave #TN41, Hartford, CT 06156-0001
         which owned 680,684.936 Class N shares (7.70% of the Class N shares outstanding).

         ING National Trust, Attn: Fund Operations, 151 Farmington Ave #TN41,
         Hartford, CT 06156-0001, which owned 541,642.244 Class N shares (6.13%
         of the Class N shares outstanding).

         MLPF & S for the Sole Benefit of its customers, Attn Fund Admn #, 4800
         Deer Lake Dr E, Fl 3, Jacksonville, FL 32246-6484 which owned 472,
         538.829 Class N shares (5.35% of the Class N shares outstanding).

         Citigroup Global Mkts Inc, Attn. Cindy Tempesta, 7th Fl., 333 West 34th
         Street, New York, NY 10001-2483, which owned 7,428,529.549 Class Y shares (40.94% of the Class Y shares outstanding).

         Oppenheimer Portfolio Series, Active Allocation, Attn: FPA Trade Settle
         (2-FA), 6803 S Tucson Way, Centennial CO 80112-3924 which owned
         2,463,728.072 (13.57% of the Class Y shares outstanding).

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

|X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of
Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities
("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy Voting
Guidelines and to maintain records of such portfolio proxy voting. The Portfolio
Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Guidelines, the Manager will vote the portfolio proxy in accordance with the Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below: o The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
              Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's
              investment in the company.
o             In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.

o             The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

     o The Fund  opposes  proposals  to  classify  the  board of  directorso  or trustees.  o The Fund supports  proposals to eliminate  cumulative voting. o The
Fund opposes  re-pricing of stock options without  shareholder  approval.  o The
Fund generally considers executive  compensation  questions such as stock option plans and bonus plans to be ordinary business activity.  The Fund analyzes stock option plans,  paying particular  attention to their dilutive effect.  While the
Fund  generally  supports  management  proposals,  the  Fund  opposes  plans  it considers to be excessive.

         The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

|X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the
Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

         The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years were:

--------------------------------------- -----------------------------------------------------------------------------
        Fiscal Year ended 6/30                             Management Fees Paid to OppenheimerFunds, Inc.
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2004                                                        $11,357,615
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2005                                                        $15,446,980
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------

                 2006                                                        $22,260,586

--------------------------------------- -----------------------------------------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

     Portfolio Managers. The Fund's portfolio is managed by Nikolaos D. Monoyios
and  Mark  Zavanelli  (each  is  referred  to  as  a  "Portfolio   Manager"  and
collectively  they are referred to as the  "Portfolio  Managers").  They are the persons  who  are  responsible  for  the  day-to-day  management  of the  Fund's investments.

     Other  Accounts  Managed.  In addition to  managing  the Fund's  investment portfolio,  each Portfolio Manager also manages other investment  portfolios and accounts  on  behalf of the  Manager  or its  affiliates.  The  following  table provides  information,  as of June 30,  2006,  regarding  the  other  portfolios managed by each Portfolio Manager. No account has a  performance-based  advisory fee:

       Portfolio Manager                      Total Assets                  Total Assets in             Total Assets
                                 Registered   in Registered   Other Pooled    Other Pooled
                                 Investment    Investment      Investment      Investment    Other        in Other
                                 Companies      Companies       Vehicles        Vehicles     Accounts     Accounts

                                  Managed      Managed(1)       Managed        Managed(1)     Managed    Managed(2)

       ---------------------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------------------

                                     9                             1                           None
        Nikolaos D. Monoyios                    $19,912.06                        $24.6                     None

       ---------------------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------------------

                                     6                            None                         None
        Mark Zavanelli                          $5,106.4                          None                      None

       1.In millions.
       2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

     As indicated above, each of the Portfolio  Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment  strategies of the  other  fund or  account  are the same as, or  different  from,  the  Fund's investment  objectives and strategies.  For example,  the Portfolio  Manager may need to allocate investment  opportunities  between the Fund and another fund or account  having  similar  objectives  or  strategies,  or he may need to execute transactions  for another fund or account  that could have a negative  impact on the value of securities held by the Fund. Not all funds and accounts  advised by the Manager have the same  management  fee. If the  management  fee structure of another  fund or  account  is more  advantageous  to the  Manager  than  the fee structure  of the Fund,  the Manager  could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize  the  Manager's  fiduciary  obligations  to treat all of its  clients, including  the Fund,  fairly and  equitably,  and are  designed to preclude  the
Portfolio  Managers from favoring one client over  another.  It is possible,  of course,  that those compliance  procedures and the Code of Ethics may not always be adequate to do so. At different  times,  one or more of the Fund's  Portfolio
Managers  may manage  other funds or accounts  with  investment  objectives  and strategies  that are  similar  to  those of the  Fund,  or may  manage  funds or accounts with investment objectives and strategies that are different from those of the Fund.

Compensation of the Portfolio  Managers.  The Fund's Portfolio Managers are
employed and  compensated  by the  Manager,  not the Fund.  Under the  Manager's
compensation  program for its portfolio managers and portfolio  analysts,  their compensation  is based  primarily on the investment  performance  results of the funds and accounts  they  manage,  rather than on the  financial  success of the
Manager.  This is  intended  to align  the  portfolio  managers'  and  analysts'
interests  with the success of the funds and accounts and their  investors.  The
Manager's  compensation  structure  is  designed  to attract  and retain  highly qualified investment management  professionals and to reward individual and team contributions  toward  creating  shareholder  value.  As of June 30, 2006,  each
Portfolio Manager's  compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and  appreciation  rights in regard to the common stock of the Manager's holding  company  parent.  Senior  portfolio  managers  may also be  eligible to participate in the Manager's deferred compensation plan.

     The base pay component of each portfolio  manager is reviewed  regularly to ensure that it reflects the performance of the individual,  is commensurate with the requirements of the particular  portfolio,  reflects any specific competence or specialty of the individual manager, and is competitive with other comparable
positions,   to  help  the  Manager  attract  and  retain  talent.   The  annual
discretionary  bonus is  determined  by senior  management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five  years,  measured  against an  appropriate  benchmark  selected by management.  The Lipper benchmark with respect to the Fund is Lipper - Small Cap
Core Funds. Other factors include management quality (such as style consistency,
risk   management,   sector   coverage,   team   leadership  and  coaching)  and
organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio  assets,  although the Fund's investment performance  may  increase  those  assets.  The  compensation  structure is also intended to be internally  equitable and serve to reduce potential  conflicts of interest  between the Fund and other funds and accounts managed by the Portfolio
Managers. The compensation structure of the other funds managed by the Portfolio
Managers is the same as the compensation structure of the Fund, described above.

Ownership  of Fund  Shares.  As of June 30,  2006  each  Portfolio  Manager beneficially owned shares of the Fund as follows:

                  ------------------------------------------------------------------------------------
                                                                    Range of Shares Beneficially
                               Portfolio Manager                         Owned in the Fund
                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------
                  Nikolaos D. Monoyios                                   $10,001 - $50,000
                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------
                  Mark Zavanelli                                        $100,001 - $500,000
                  ------------------------------------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment
Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution"
means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding.
However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

         The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that:
(i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii)
the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

         During the fiscal years ended June 30, 2004, 2005 and 2006, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended June 30, 2006, the Fund paid $2,347,448 in commissions to firms that provide brokerage and research services to the Fund with respect to
$2,722,013,596 of aggregate portfolio transactions. All such transactions were on a "best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

------------------------------------------- ---------------------------------------------------------------

          Fiscal Year Ended 6/30                    Total Brokerage Commissions Paid by the Fund*

------------------------------------------- ---------------------------------------------------------------
     ---------------------------------- -------------------------------------------------------------------
                   2004                                            $9,763,586
     ---------------------------------- -------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------

                   2005                                           $ 11,191,829

------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------

                   2006                                            $ 10,870,578(2)

------------------------------------------- ---------------------------------------------------------------

1. Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2. In the fiscal year ended 6/30/06 the amount of transactions directed to brokers for research services was $2,722,013,596 and amount of the commissions paid to broker-dealers for those services was $2,347,448.

Distribution and Service Plans
The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

         The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

------------------ ----------------------- -----------------------
Fiscal Year         Aggregate Front-End      Class A Front-End
                                               Sales Charges
Ended 6/30:           Sales Charges on          Retained by
                       Class A Shares          Distributor(1)
------------------ ----------------------- -----------------------
--------------- --------------------------------------------------
     2004             $4,243,790              $1,170,448
--------------- --------------------------------------------------
------------------ ----------------------- -----------------------
     2005             $4,168,860              $1,114,069
------------------ ----------------------- -----------------------
------------------ ----------------------- -----------------------

      2006               $4,752,630              $1,220,212

------------------ ----------------------- -----------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

------------------ ----------------------- ---------------------- ------------------------ ------------------------
Fiscal Year         Concessions on Class   Concessions on Class   Concessions on Class C   Concessions on Class N
Ended 6/30:         A Shares Advanced by   B Shares Advanced by     Shares Advanced by       Shares Advanced by
                       Distributor(1) Distributor(1) Distributor(1)
Distributor(1)
------------------ ----------------------- ---------------------- ------------------------ ------------------------
--------------- ---------------------------------------------------------------------------------------------------
     2004              $315,054              $3,105,235              $1,148,567              $293,337
--------------- ---------------------------------------------------------------------------------------------------
------------------ ----------------------- ---------------------- ------------------------ ------------------------
     2005              $403,372              $1,964,735               $926,888               $246,613
------------------ ----------------------- ---------------------- ------------------------ ------------------------
------------------ ----------------------- ---------------------- ------------------------ ------------------------

      2006               $409, 261              $1,740,476              $1,159,423                $130,336

------------------ ----------------------- ---------------------- ------------------------ ------------------------
1.   The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B, Class C and
     Class N shares from its own resources at the time of sale.

------------------ ----------------------- ----------------------- ------------------------- -----------------------
Fiscal       Year    Class A Contingent      Class B Contingent       Class C Contingent       Class N Contingent
                       Deferred Sales          Deferred Sales                                    Deferred Sales
Ended               Charges Retained by     Charges Retained by     Deferred Sales Charges    Charges Retained by
6/30                    Distributor             Distributor        Retained by Distributor        Distributor
------------------ ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------------------------------------------------------------------------------------
     2004              $10,687                 $669,259                 $51,104                  $87,171
--------------- ----------------------------------------------------------------------------------------------------
------------------ ----------------------- ----------------------- ------------------------- -----------------------
     2005              $31,225                 $765,225                 $56,730                  $46,429
------------------ ----------------------- ----------------------- ------------------------- -----------------------
------------------ ----------------------- ----------------------- ------------------------- -----------------------

      2006                 $2,897                 $673,707                 $51,076                  $91,636

------------------ ----------------------- ----------------------- ------------------------- -----------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the
Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees.

|X| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level.
The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the
Distributor makes service fee payments to recipients periodically on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment.
If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

          For the fiscal year ended June 30, 2006 payments under the Class A plan totaled $5,051,303, of which $79,189 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $219,187 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X| Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B,
Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.
Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor: o pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o             may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o             employs personnel to support distribution of Class B, Class C and
              Class N shares,
o             bears the costs of sales literature, advertising and prospectuses
              (other than those furnished to current shareholders) and state
              "blue sky" registration fees and certain other distribution expenses,
o             may not be able to adequately compensate dealers that sell Class
              B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o             receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o             may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o             may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o             may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------------------------------------------

              Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 6/30/06

---------------------------------------------------------------------------------------------------------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
      Class:          Total Payments Under     Amount Retained by         Distributor's           Distributor's
                                                                            Aggregate         Unreimbursed Expenses
                                                                      Unreimbursed Expenses   as % of Net Assets of
                              Plan                 Distributor              Under Plan                Class
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class B Plan             $5,123,730(1)             $3,952,848               $4,087,011                0.81%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class C Plan             $5,429,086(2)             $1,045,131               $6,669,339                1.11%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class N Plan              $813,161(3)               $345,873                $1,817,140                0.95%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------

1. Includes $76,251 paid to an affiliate of the Distributor's parent company.
2. Includes $158,951 paid to an affiliate of the Distributor's parent company.
3. Includes $18,855 paid to an affiliate of the Distributor's parent company.

         All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this
Statement of Additional Information. Additionally, the Manager and/or the
Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the
Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o Payments made by the Fund, or by an investor buying or selling shares of the
Fund may include:
o                   depending on the share class that the investor selects,
                    contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries
                    (see "About Your Account" in the Prospectus);
o                   ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's
                    distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the
                    Fund's assets and allocated to the class of shares to which the plan relates (see "About the Fund -- Distribution and
                    Service Plans" above);
o                   shareholder servicing payments for providing omnibus
                    accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o            Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o                   These types of payments may reflect compensation for
                    marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms
                    and programs, transaction processing or other services;
o                   The Manager and Distributor each may also pay other
                    compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD.
                    Payments are made based on the guidelines established by the
                    Manager and Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

     Revenue  sharing  payments  can  pay  for   distribution-related  or  asset
retention items including, without limitation,

o            transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o            program support, such as expenses related to including the
             Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o            placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial Services Corp.           Advest, Inc.
Aegon USA                                                  Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.                                  AIG Life
Allianz Life Insurance Company                             Allmerica Financial Life Insurance and Annuity Co.
Allstate Financial Advisors                                American Enterprise Life Insurance
American General Securities, Inc.                          American General Annuity
Ameriprise Financial Services, Inc.                        American Portfolio Financial Services, Inc.
Ameritas Life Insurance Corporation                        Annuity Investors Life
Associated Securities                                      AXA Advisors
Banc One Securities Corp.                                  BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                                   Charles Schwab - Great West Life
Chase Investment Services Corp.                            CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)                       CitiStreet
Citizens Bank of Rhode Island                              CJM Planning Corp.
Columbus Life Insurance Company                            Commonwealth Financial Network
CUNA Brokerage Services, Inc.                              CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company                      Financial Network (ING)
First Global Capital                                       GE Financial Assurance - GE Life & Annuity
Glenbrook Life and Annuity Co.                             Hartford
HD Vest                                                    HSBC Brokerage (USA) Inc.
ING Financial Advisers                                     ING Financial Partners
Jefferson Pilot Life Insurance Company                     Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.                            Kemper Investors Life Insurance Co.
Legend Equities Corp.                                      Legg Mason
Lincoln Benefit Life                                       Lincoln Financial
Lincoln Investment Planning, Inc.                          Lincoln National Life
Linsco Private Ledger                                      MassMutual Financial Group and affiliates
McDonald Investments, Inc.                                 Merrill Lynch & Co. and affiliates
MetLife and affiliates                                     Minnesota Life Insurance Company
Mony Life Insurance Co.                                    Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                                      Mutual Service Corporation
National Planning Holdings, Inc.                           Nationwide and affiliates
NFP                                                        New York Life Securities, Inc.
Park Avenue Securities LLC                                 PFS Investments, Inc.
Prime Capital Services, Inc.                               Primevest Financial Services, Inc. (ING)
Protective Life Insurance Co.                              Prudential Investment Management Services LLC
Raymond James & Associates                                 Raymond James Financial Services
RBC Dain Rauscher Inc.                                     Royal Alliance
Securities America Inc.                                    Security Benefit Life Insurance Co.
Sentra Securities                                          Signator Investments
Sun Life Assurance Company of Canada                       SunAmerica Securities, Inc.
SunTrust Securities                                        Thrivent
Travelers Life & Annuity Co., Inc.                         UBS Financial Services Inc.
Union Central Life Insurance Company                       United Planners
Valic Financial Advisors, Inc.                             Wachovia Securities LLC
Walnut Street Securities (Met Life Network)                Waterstone Financial Group
Wells Fargo Investments, LLC

         For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.                           ACS HR Solutions LLC
Administrative Management Group                            ADP Broker/Dealer Inc.
Aetna Financial Services                                   Alliance Benefit Group
American Stock Transfer & Trust Co                         Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC                         Banc One Securities Corp.
BCG Securities                                             Benefit Administration Company LLC
Benefit Administration Inc.                                Benefit Plans Administrative Services
Benetech Inc.                                              Bisys Retirement Services
Boston Financial Data Services Inc.                        Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                                   Charles Schwab Trust Company
Circle Trust Company                                       Citigroup Global Markets Inc.
CitiStreet                                                 City National Bank
Columbia Funds Distributor Inc.                            CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                                      Digital Retirement Solutions
DST Systems Inc.                                           Dyatech LLC
Edgewood/Federated Investments                             ERISA Administrative Services Inc.
Expert Plan Inc.                                           FASCorp
FBD Consulting Inc.                                        Fidelity Institutional Operations Co.
Fidelity Investments                                       First National Bank of Omaha
First Trust Corp.                                          First Trust-Datalynx
Franklin Templeton                                         Geller Group LTD
GoldK Inc.                                                 Great West Life & Annuity Ins Co.
Hartford Life Insurance Co                                 Hewitt Associates LLC
ICMA-RC Services LLC                                       Independent Plan Coordinators Inc.
ING                                                        Ingham Group
Interactive Retirement Systems                             Invesco Retirement Plans
Invesmart                                                  InWest Pension Management
John Hancock Life Insurance Co.                            JPMorgan Chase & Co
JPMorgan Chase Bank                                        July Business Services
Kaufman & Goble                                            Leggette & Company Inc.
Lincoln National Life                                      MassMutual Financial Group and affiliates
Matrix Settlement & Clearance Services                     Mellon HR Solutions
Mercer HR Services                                         Merrill Lynch & Co., Inc.
Metavante 401(k) Services                                  Metlife Securities Inc.
MFS Investment Management                                  Mid Atlantic Capital Corp.
Milliman Inc.                                              Morgan Stanley Dean Witter Inc.
National City Bank                                         National Financial Services Corp.
Nationwide Investment Service Corp.                        New York Life Investment Management
Northeast Retirement Services                              Northwest Plan Services Inc.
Pension Administration and Consulting                      PFPC Inc.
Plan Administrators Inc.                                   PlanMember Services Corporation
Princeton Retirement Group Inc.                            Principal Life Insurance Co
Programs for Benefit Plans Inc.                            Prudential Retirement Insurance & Annuity Co.
Prudential Retirement Services                             PSMI Group
Putnam Investments                                         Quads Trust Company
RSM McGladrey Retirement Resources                         SAFECO
Standard Insurance Co                                      Stanley Hunt DuPree Rhine
Stanton Group Inc.                                         State Street Bank & Trust
Strong Capital Management Inc.                             Symetra Investment Services Inc.
T Rowe Price Associates                                    Taylor Perky & Parker LLC
Texas Pension Consultants                                  The 401(K) Company
The Chicago Trust Company                                  The Retirement Plan Company LLC
The Vanguard Group                                         TruSource
Unified Fund Services Inc.                                 Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)                                  Valic Retirement Services Co
Wachovia Bank NA                                           Web401k.com
Wells Fargo Bank NA                                        Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o             Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

o             The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

     o An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency. o The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o When an investor's shares are redeemed, they may be worth more or less than their original cost. o Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

              In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class
N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on
Class Y shares.

o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n      - 1     = Average Annual Total Return
  P

o Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD   l/n       - 1   = Average Annual Total Return (After Taxes on Distributions)
---
  P

o Average Annual Total Return (After Taxes on Distributions and Redemptions).
The "average annual total return (after taxes on distributions and redemptions)"
of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR    l/n      - 1    = Average Annual Total Return (After Taxes on Distributions and Redemptions)
---
 P

o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 6/30/06

----------------------------------------------------------------------------------------------------------------------
-------------- ------------------------- -----------------------------------------------------------------------------
Class of         Cumulative Total                              Average Annual Total Returns
                 Returns (10 years or
Shares              life-of-class)
-------------- ------------------------- -----------------------------------------------------------------------------
-------------- ------------------------- ------------------------- ------------------------- -------------------------

                                                  1-Year                   5-Years                   10-Years
                                                                     (or life of class if      (or life of class if

                                                                           less)                      less)
-------------- ------------------------- ------------------------- ------------------------- -------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                  After       Without       After       Without       After       Without       After       Without
                  Sales        Sales        Sales        Sales        Sales        Sales        Sales        Sales
                 Charge       Charge       Charge       Charge       Charge       Charge       Charge       Charge
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class A(1)         162.70%      178.73%       11.42%       18.22%       10.52%       11.84%      15.00%       15.99%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class B(2)         166.26%      166.26%       12.29%       17.29%       10.71%       10.98%       15.22%       15.22%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class C(3)         165.14%      165.14%       16.35%       17.35%       11.02%       11.02%       15.15%       15.15%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class N(4)          91.15%       91.15%       16.79%       17.79%       11.51%       11.51%       12.92%       12.92%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

Class Y(5)         187.56%      187.56%       18.83%       18.83%       12.41%       12.41%       16.51%       16.51%

-------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

1. Inception of Class A: 8/2/99
2. Inception of Class B: 8/2/99
3. Inception of Class C: 8/2/99
4. Inception of Class N: 3/1/01
5. Inception of Class Y: 8/2/99

----------------------------------------------------------------------------------------------------------------
                    Average Annual Total Returns for Class A(1) Shares (After Sales Charge)

                          For the Periods Ended 6/30/06

----------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------- ------------------------ ----------------------

                                                  1-Year                 5-Years                10-Years
                                                                  (or life of class if    (or life of class if

                                                                          less)
less)
------------------------------------------ --------------------- ------------------------ ----------------------
------------------------------------------ --------------------- ------------------------ ----------------------

After Taxes on Distributions                      10.05%                  9.94%                  14.19%

------------------------------------------ --------------------- ------------------------ ----------------------
------------------------------------------ --------------------- ------------------------ ----------------------

After Taxes on Distributions and                  8.49%                   9.05%                  12.99%

Redemption of Fund Shares
------------------------------------------ --------------------- ------------------------ ----------------------
     1. Inception of Class A: 8/2/99

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X| Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the small cap blend category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

         |X| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the
Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the
FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example, o information about the performance of certain securities or commodities markets or segments of those markets,
     o  information  about  the  performance  of  the  economies  of  particular countries  or  regions,  o the  earnings  of  companies  included in segments of particular industries,  sectors, securities markets, countries or regions, o the availability  of different  types of  securities or offerings of  securities,  o information  relating  to the gross  national or gross  domestic  product of the
United States or other  countries or regions,  o comparisons  of various  market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

-------------------------------------------------------------------------------------------------------------------
How to Buy Shares
-------------------------------------------------------------------------------------------------------------------

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange
(the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                                     Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                                        Active Allocation Fund
Oppenheimer California Municipal Fund                             Aggressive Investor Fund
Oppenheimer Capital Appreciation Fund                             Conservative Investor Fund
Oppenheimer Capital Income Fund                                   Moderate Investor Fund
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Developing Markets Fund                           Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Discovery Fund                                    Oppenheimer Quest Balanced Fund
Oppenheimer Dividend Growth Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Real Asset Fund
Oppenheimer Global Fund                                       Oppenheimer Real Estate Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Growth Fund                                       Oppenheimer Rochester National Municipals
Oppenheimer High Yield Fund                                   Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Bond Fund                           Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Diversified Fund                    Oppenheimer Select Value Fund
Oppenheimer International Growth Fund                         Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company Fund                  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Value Fund                          Oppenheimer Strategic Income Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund                      Oppenheimer Value Fund
Oppenheimer Limited Term Municipal Fund                       Limited-Term New York Municipal Fund
Oppenheimer Main Street Fund                                  Rochester Fund Municipals
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund

And the following money market funds:
Oppenheimer Cash Reserves                                     Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase
Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and
Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter. Class A shares of Oppenheimer
Money Market Fund, Inc. and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class
C shares of the Fund and other Oppenheimer funds during a 13-month period (the
"Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value
(i.e. without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow,"
below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the Prospectus, this
Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype
401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the
Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include: (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)               Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)               Class A, Class B or Class C shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer
                  funds that were acquired subject to a Class A initial or
                  contingent deferred sales charge or (2) Class B or Class C shares of one of the other Oppenheimer funds that were
                  acquired subject to a contingent deferred sales charge.

         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information.
 Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the
Oppenheimer funds. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the
Oppenheimer funds.

         OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

         Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

         |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X| Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following: o to all rollover
IRAs (including SEP IRAs and SIMPLE IRAs), o to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase
                  Pension Plans,
o to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans, o to all trustee-to-trustee IRA transfers, o to all 90-24 type
403(b) transfers, o to Group Retirement Plans (as defined in Appendix B to this
Statement of Additional Information) which
                  have entered into a special agreement with the Distributor for that purpose, o to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
                  recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets, o to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more
Oppenheimer funds, and
o                 to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the
                  broker-dealer or financial advisor and the Distributor for that purpose.
|-|
|_| The sales concession and the advance of the service fee, as described in the
Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the
                  purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an
                  OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),

o                 purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the
                  redemption proceeds of Class C shares of one or more
                  Oppenheimer funds held by the plan for more than one year
                  (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the
                  Oppenheimer funds), and

o                 on purchases of Class N shares by an
                  OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o
         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in
September.

         Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change: o A fund account whose shares were acquired after September 30th of the prior year; o A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to

                  Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o Accounts of shareholders who elect to access their account documents electronically via eDoc Direct; o A fund account that has only certificated shares and, has a balance below $500 and is being escheated; o Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system; o
Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account Funds;
o        Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o                 A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

         To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00
p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change)
states that it will close on New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays)
or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the
Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures  are as  follows:  o Equity  securities  traded on a U.S.  securities exchange or on NASDAQ(R) are valued as follows:  (1) if last sale information is regularly  reported,  they are  valued at the last  reported  sale  price on the principal exchange on which they are traded or on NASDAQ(R),  as applicable,  on that day, or (2) if last sale  information is not available on a valuation date, they are valued at the last reported sale price  preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

     o Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the Board of Trustees, or (2) at the last sale price obtained by the Manager from the report of the  principal  exchange on which the security  is traded at its last  trading  session on or  immediately  before the valuation date, or (3) at the mean between the "bid" and "asked" prices obtained from the principal  exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o The following securities are valued at the mean between the "bid" and "asked"
prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued, (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining  maturity of more than 60 days,  and (3)  non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining  maturity of 60 days or less. o The  following  securities  are valued  at  cost,  adjusted  for  amortization  of  premiums  and  accretion  of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining  maturity of 60 days or less,  and (2) debt  instruments  held by a money market fund that have  a  remaining  maturity  of 397  days  or  less.  o  Securities  (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes,  a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker  (which in certain  cases may be the "bid"  price if no  "asked"  price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing
"bid" and "asked" prices on the principal exchange or on NASDAQ(R) on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R) on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may  reinvest  all or part  of the  redemption  proceeds  of:  o Class A  shares purchased  subject  to an  initial  sales  charge  or Class A shares  on which a contingent deferred sales charge was paid, or o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the
Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer
Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on
Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix B to this
Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

         |X| Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional Information.

         Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

         The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial California Tax Exempt Trust                       Centennial New York Tax Exempt Trust
     Centennial Government Trust                                  Centennial Tax Exempt Trust
     Centennial Money Market Trust

     The following funds do not offer Class N shares:

     Limited Term New York Municipal Fund                         Oppenheimer Rochester National Municipals
     Oppenheimer AMT-Free Municipals                              Oppenheimer Senior Floating Rate Fund
     Oppenheimer AMT-Free New York Municipals                     Rochester Fund Municipals
     Oppenheimer California Municipal Fund                        Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer International Value Fund                         Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Limited Term California Municipal Fund           Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer Limited Term Municipal Fund                      Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer Money Market Fund, Inc.
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Pennsylvania Municipal Fund

     The following funds do not offer Class Y shares:

     Limited Term New York Municipal Fund                        Oppenheimer Principal Protected Main Street Fund
     Oppenheimer AMT-Free Municipals                             Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Balanced Fund                                   Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer California Municipal Fund                       Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Capital Income Fund                             Oppenheimer Rochester National Municipals
     Oppenheimer Cash Reserves                                   Oppenheimer Rochester Massachusetts Municipal Fund
     Oppenheimer Convertible Securities Fund                     Oppenheimer Rochester Michigan Municipal Fund
     Oppenheimer Dividend Growth Fund                            Oppenheimer Rochester Ohio Municipal Fund
     Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Rochester Virginia Municipal Fund
     Oppenheimer Limited Term California Municipal Fund
     Oppenheimer Limited Term Municipal Fund
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
     o   Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
         Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o        Shares of Oppenheimer Principal Protected Main Street Fund may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o        Shares of Oppenheimer Principal Protected Main Street Fund II may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
         until after the expiration of the warranty period (3/3/2011).
o        Shares of Oppenheimer Principal Protected Main Street Fund III may be
         exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
         III until after the expiration of the warranty period (12/16/2011).
o        Class A, Class B, Class C and Class N shares of each of Oppenheimer
         Developing Markets Fund and Oppenheimer International Small Company
         Fund may be acquired by exchange only with a minimum initial investment of $50,000. An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.
o        Shares of Oppenheimer Real Asset Fund currently may not be acquired by an exchange of shares from any other Oppenheimer fund.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X| How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o When Class A shares of any Oppenheimer fund (other than Oppenheimer Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o When Class A shares of Oppenheimer Rochester National Municipals and Rochester
Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that exchange will be subject to the Class A Early Withdrawal
Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market
Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer
Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

         |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares.
That is because of the effect of the asset-based sales charge on Class B, Class
C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.
This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the
Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.
The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders. To avoid imposition of the interest charge, the Fund may elect to
"mark to market" all PFIC shares that it holds at the end of each taxable year.
In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.
Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the
Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer
Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. J.P. Morgan Chase Bank is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Main Street Small Cap Fund, including the statement of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Main Street Small Cap Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
-------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2006

                   68 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  June 30, 2006
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--98.8%
---------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.8%
---------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.2%
Aftermarket Technology Corp. 1                                                             153,700   $     3,819,445
---------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                                         658,300        11,316,177
---------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                               96,400         5,453,348
---------------------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                                                28,500         1,855,350
---------------------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1,2                                                                   15,100           489,240
---------------------------------------------------------------------------------------------------------------------
GenTek, Inc. 1                                                                              11,900           319,515
---------------------------------------------------------------------------------------------------------------------
IMPCO Technologies, Inc. 1,2                                                                27,900           297,693
---------------------------------------------------------------------------------------------------------------------
Lear Corp. 2                                                                               281,600         6,254,336
---------------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co. 2                                                                 193,700         4,524,832
---------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                                                       87,400         2,221,708
---------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                                   31,500           473,760
---------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                                            494,300        12,851,800
---------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                                             48,400         1,320,352
                                                                                                     ----------------
                                                                                                          51,197,556

---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Thor Industries, Inc. 2                                                                     96,800         4,689,960
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Building Materials Holding Corp. 2                                                          17,988           501,326
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.3%
Alderwoods Group, Inc. 1,2                                                                 119,600         2,327,416
---------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1,2                                                   2,900           109,301
---------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1                                                                    84,200         2,516,738
---------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                                                                265,700         3,815,452
---------------------------------------------------------------------------------------------------------------------
DeVry, Inc. 1                                                                              289,600         6,362,512
---------------------------------------------------------------------------------------------------------------------
INVESTools, Inc. 1                                                                         111,400           884,516

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES Continued
ITT Educational Services, Inc. 1                                                            55,500   $     3,652,455
---------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                           381,300        11,953,755
---------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                133,497         4,753,828
---------------------------------------------------------------------------------------------------------------------
Sotheby's 1,2                                                                              315,700         8,287,125
---------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                                                                    97,800         3,866,034
---------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                                                                380,500         2,187,875
---------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                     39,300         3,816,816
---------------------------------------------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                                                           24,300         1,045,629
                                                                                                     ----------------
                                                                                                          55,579,452

---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.6%
AFC Enterprises, Inc. 1,2                                                                  144,100         1,837,275
---------------------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc. 2                                                                  109,500         3,162,360
---------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                      5,500           106,975
---------------------------------------------------------------------------------------------------------------------
Aztar Corp. 1,2                                                                            178,200         9,259,272
---------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp. 1,2                                                       28,900           195,942
---------------------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1,2                                                                          7,100            81,366
---------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc. 2                                                                    312,700         9,384,127
---------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                125,800         4,566,540
---------------------------------------------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1                                                                  64,700         2,478,657
---------------------------------------------------------------------------------------------------------------------
Burger King Holdings, Inc. 1,2                                                             173,100         2,726,325
---------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc. 2                                                                         168,900         5,729,088
---------------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc. 2                                                         78,000         4,726,800
---------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                                    546,200         9,072,382
---------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                   104,100         4,101,540
---------------------------------------------------------------------------------------------------------------------
Denny's Corp. 1,2                                                                          631,000         2,328,390
---------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                                       384,600         9,515,004

                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE Continued
Dover Downs Gaming & Entertainment, Inc. 2                                                 176,700   $     3,470,388
---------------------------------------------------------------------------------------------------------------------
IHOP Corp. 2                                                                               203,100         9,765,048
---------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1,2                                                            115,500         2,962,575
---------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                    299,800        11,752,160
---------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                                                                92,200         2,991,890
---------------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc. 2                                                          900            23,607
---------------------------------------------------------------------------------------------------------------------
Luby's, Inc. 1,2                                                                           179,900         1,876,357
---------------------------------------------------------------------------------------------------------------------
Marcus Corp. (The) 2                                                                        22,400           467,712
---------------------------------------------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants, Inc. 1                                          141,400         3,365,320
---------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                                           84,100         2,364,892
---------------------------------------------------------------------------------------------------------------------
Morton's Restaurant Group, Inc. 1                                                           17,400           266,568
---------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1,2                                                                  92,600           868,588
---------------------------------------------------------------------------------------------------------------------
Multimedia Games, Inc. 1,2                                                                 179,700         1,820,361
---------------------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1,2                                                            28,900           463,267
---------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1,2                                                                       17,600           299,200
---------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1,2                                                        165,500         5,494,600
---------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1,2                                                           216,700         6,641,855
---------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1,2                                                   288,400         8,294,384
---------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                           5,100           124,491
---------------------------------------------------------------------------------------------------------------------
Ryan's Restaurant Group, Inc. 1                                                             73,000           869,430
---------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1,2                                                                   157,000         5,146,460
---------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                                                        473,300         2,659,946
---------------------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc.                                                                  36,900         1,392,606
---------------------------------------------------------------------------------------------------------------------
Sunterra Corp. 1,2                                                                         162,700         1,666,048

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE Continued
Tim Hortons, Inc. 1,2                                                                       70,600   $     1,817,950
---------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                                                     261,700         9,709,070
                                                                                                     ----------------
                                                                                                         155,846,816

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
American Greetings Corp., Cl. A 2                                                          445,500         9,359,955
---------------------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                                                    5,100           290,547
---------------------------------------------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                                                             463,800         5,120,352
---------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc. 2                                                                       4,492           129,145
---------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                                                              314,300        11,487,665
---------------------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                                                     485,000        10,107,400
---------------------------------------------------------------------------------------------------------------------
Hooker Furniture Corp. 2                                                                    20,500           343,785
---------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 1,2                                                                 275,100         3,149,895
---------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                                                        45,100           888,921
---------------------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                                                           526,700         7,373,800
---------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                      244,500         6,107,610
---------------------------------------------------------------------------------------------------------------------
Lifetime Brands, Inc. 2                                                                     23,200           502,744
---------------------------------------------------------------------------------------------------------------------
Mestek, Inc. 1,2                                                                               900            14,940
---------------------------------------------------------------------------------------------------------------------
National Presto Industries, Inc. 2                                                           6,100           318,908
---------------------------------------------------------------------------------------------------------------------
Palm Harbor Homes, Inc. 1,2                                                                 14,600           256,814
---------------------------------------------------------------------------------------------------------------------
Sealy Corp. 1                                                                               11,200           148,624
---------------------------------------------------------------------------------------------------------------------
Skyline Corp. 2                                                                              2,100            89,838
---------------------------------------------------------------------------------------------------------------------
Snap-On, Inc. 2                                                                            156,700         6,333,814
---------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp. 2                                                                   101,200         2,600,840
---------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc. 2                                                               99,100         2,375,427
---------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                     14,500           285,505
                                                                                                     ----------------
                                                                                                          67,286,529

                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL--0.1%
Blair Corp.                                                                                  8,707   $       259,033
---------------------------------------------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                                                         20,100           646,416
---------------------------------------------------------------------------------------------------------------------
FTD Group, Inc. 1,2                                                                         18,100           244,350
---------------------------------------------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                                                                    90,100           988,397
---------------------------------------------------------------------------------------------------------------------
Sportsman's Guide, Inc. 1                                                                   11,700           356,850
---------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                                                        52,400         1,457,768
---------------------------------------------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1,2                                                          80,300           885,709
                                                                                                     ----------------
                                                                                                           4,838,523

---------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Callaway Golf Co.                                                                          161,600         2,099,184
---------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                               208,600         3,777,746
---------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                                                    188,600         3,788,974
---------------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                                                             172,700         3,454,000
---------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1,2                                                      48,300         1,184,316
                                                                                                     ----------------
                                                                                                          14,304,220

---------------------------------------------------------------------------------------------------------------------
MEDIA--0.8%
Catalina Marketing Corp. 2                                                                 181,700         5,171,182
---------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.                                                                   6,100            54,290
---------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                                                                 278,700         4,018,854
---------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                                                             132,500         1,413,775
---------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1,2                                                       83,600         1,307,504
---------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                                          86,400           740,448
---------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc. 1,2                                                                10,800            61,560
---------------------------------------------------------------------------------------------------------------------
Knology, Inc. 1                                                                             22,100           205,530
---------------------------------------------------------------------------------------------------------------------
Live Nation 1                                                                               14,200           289,112

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

MEDIA Continued
LodgeNet Entertainment Corp. 1,2                                                            23,900   $       445,735
---------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                              14,100           698,514
---------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg. 2                                        480,400         6,706,384
---------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                                           7,465           193,866
---------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                                                    340,800         2,917,248
---------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Cl. A 1,2                                                17,900            91,469
---------------------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                            89,500         2,971,400
---------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc. 2                                           304,500         5,143,005
                                                                                                     ----------------
                                                                                                          32,429,876

---------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
99 CentsOnly Stores 1,2                                                                    258,500         2,703,910
---------------------------------------------------------------------------------------------------------------------
Big Lots, Inc. 1,2                                                                         787,000        13,441,960
---------------------------------------------------------------------------------------------------------------------
Bon-Ton Stores, Inc. 2                                                                      83,400         1,824,792
---------------------------------------------------------------------------------------------------------------------
Conn's, Inc. 1,2                                                                           103,300         2,742,615
---------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                                                                   256,500         8,169,525
---------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                 242,500         6,426,250
---------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                 235,400         5,750,822
---------------------------------------------------------------------------------------------------------------------
Fred's, Inc. 2                                                                              21,800           291,030
---------------------------------------------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                                                                  155,300         2,767,446
                                                                                                     ----------------
                                                                                                          44,118,350

---------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.1%
American Eagle Outfitters, Inc.                                                            111,500         3,795,460
---------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                                   144,200         6,255,396
---------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc. 1                                                             99,400         2,081,436
---------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                          87,128         1,868,024

                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL Continued
Barnes & Noble, Inc.                                                                       176,100   $     6,427,650
---------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                                                       107,300         4,492,651
---------------------------------------------------------------------------------------------------------------------
Build-A-Bear-Workshop, Inc. 1,2                                                             31,000           666,810
---------------------------------------------------------------------------------------------------------------------
Cache, Inc. 1,2                                                                             55,400           960,636
---------------------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                                                         259,500         2,607,975
---------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A 2                                                                        213,050         5,507,343
---------------------------------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1,2                                                          144,700         3,464,118
---------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                                                               1,041,900        11,710,956
---------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                                                   133,000         7,986,650
---------------------------------------------------------------------------------------------------------------------
Christopher & Banks Corp. 2                                                                267,900         7,769,100
---------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                               223,900         6,094,558
---------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                                      152,400         3,887,724
---------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1,2                                                                          20,200           241,794
---------------------------------------------------------------------------------------------------------------------
Deb Shops, Inc. 2                                                                            3,800            91,618
---------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 1                                                              134,100         5,310,360
---------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                                                 429,900        10,897,965
---------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A 2                                                            64,700           765,401
---------------------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. A 1,2                                                                  119,200         5,006,400
---------------------------------------------------------------------------------------------------------------------
Genesco, Inc. 1,2                                                                          220,300         7,461,561
---------------------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc.                                                                   184,400        10,389,096
---------------------------------------------------------------------------------------------------------------------
Guess?, Inc. 1,2                                                                           236,500         9,873,875
---------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                           364,000        12,652,640
---------------------------------------------------------------------------------------------------------------------
Haverty Furniture Cos., Inc. 2                                                              49,000           768,810
---------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1,2                                                           255,280         6,101,192
---------------------------------------------------------------------------------------------------------------------
Lithia Motors, Inc., Cl. A 2                                                                70,600         2,140,592

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL Continued
Men's Wearhouse, Inc. (The)                                                                323,200   $     9,792,960
---------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                                              7,700           141,680
---------------------------------------------------------------------------------------------------------------------
Monro Muffler Brake, Inc.                                                                    3,600           117,216
---------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                             58,700         2,392,025
---------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                                                                     185,400        10,667,916
---------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                                 562,100        15,272,257
---------------------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                                         204,400         2,861,600
---------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                                                    323,200         8,034,752
---------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                          128,900         3,615,645
---------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                                   431,250         9,905,813
---------------------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                                                     91,000         2,171,260
---------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc. 2                                                                   312,800         6,937,904
---------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 2                                                                       282,800         9,332,400
---------------------------------------------------------------------------------------------------------------------
Stein Mart, Inc.                                                                            60,500           895,400
---------------------------------------------------------------------------------------------------------------------
Syms Corp. 1                                                                                 7,400           136,160
---------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                                                      271,600         5,011,020
---------------------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                                337,200        12,945,108
---------------------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1,2                                                         23,300           168,226
---------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc. 2                                                                  482,200        10,294,970
---------------------------------------------------------------------------------------------------------------------
United Retail Group, Inc. 1,2                                                               46,500           721,215
---------------------------------------------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                                                                  469,600         2,291,648
                                                                                                     ----------------
                                                                                                         260,984,966

---------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Brown Shoe Co., Inc.                                                                       275,600         9,392,448
---------------------------------------------------------------------------------------------------------------------
Cherokee, Inc. 2                                                                            49,900         2,063,864
---------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                                                                 72,400         3,276,824
---------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                                                                   72,600         2,799,456
---------------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                                   94,800         3,013,692

                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS Continued
Kellwood Co. 2                                                                             224,600   $     6,574,042
---------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                        152,800         5,662,768
---------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                  259,800         9,913,968
---------------------------------------------------------------------------------------------------------------------
Russell Corp. 2                                                                             18,900           343,224
---------------------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                             374,700         9,034,017
---------------------------------------------------------------------------------------------------------------------
Steven Madden Ltd.                                                                         233,850         6,926,637
---------------------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                                           78,800         1,039,372
---------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1,2                                                               80,900         1,511,212
---------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc. 2                                                               456,200        10,643,146
                                                                                                     ----------------
                                                                                                          72,194,670

---------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.7%
---------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1,2                                                            61,600         1,804,264
---------------------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                                                    17,400         3,312,438
---------------------------------------------------------------------------------------------------------------------
Jones Soda Co. 1,2                                                                          26,600           239,400
---------------------------------------------------------------------------------------------------------------------
MGP Ingredients, Inc. 2                                                                     31,500           731,430
---------------------------------------------------------------------------------------------------------------------
National Beverage Corp. 2                                                                   83,200         1,193,920
---------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                                          7,100           156,981
                                                                                                     ----------------
                                                                                                           7,438,433

---------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.2%
Andersons, Inc. (The) 2                                                                    100,400         4,177,644
---------------------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A 2                                                                  10,198         1,154,108
---------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1,2                                                               19,400           549,990
---------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                                             375,700         9,396,257
---------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                                                               11,500           195,500
---------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                                    276,200        12,600,244

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING Continued
Nash Finch Co. 2                                                                            14,000   $       298,060
---------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                                                     97,776           920,072
---------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1,2                                                             377,700        11,474,526
---------------------------------------------------------------------------------------------------------------------
Smart & Final, Inc. 1,2                                                                     65,000         1,094,600
---------------------------------------------------------------------------------------------------------------------
Spartan Stores, Inc. 2                                                                      65,100           952,413
---------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                            157,400         4,832,180
---------------------------------------------------------------------------------------------------------------------
Weis Markets, Inc. 2                                                                        37,100         1,528,520
---------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc. 1,2                                                                170,500         3,341,800
                                                                                                     ----------------
                                                                                                          52,515,914

---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Corn Products International, Inc.                                                           18,400           563,040
---------------------------------------------------------------------------------------------------------------------
Darling International, Inc. 1,2                                                             59,500           269,535
---------------------------------------------------------------------------------------------------------------------
Dean Foods Co. 1                                                                            41,700         1,550,823
---------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co.                                                                        664,700         7,464,581
---------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co. 2                                                                    207,900         6,112,260
---------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                                                      343,200         9,829,248
---------------------------------------------------------------------------------------------------------------------
Hain Celestial Group, Inc. 1,2                                                              56,600         1,458,016
---------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp. 2                                                                     84,646         2,799,243
---------------------------------------------------------------------------------------------------------------------
Lance, Inc. 2                                                                               38,900           895,478
---------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc. 2                                                              83,600         1,356,828
---------------------------------------------------------------------------------------------------------------------
Seaboard Corp. 2                                                                             3,000         3,840,000
                                                                                                     ----------------
                                                                                                          36,139,052

---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Energizer Holdings, Inc. 1                                                                  60,000         3,514,200
---------------------------------------------------------------------------------------------------------------------
WD-40 Co. 2                                                                                 41,400         1,389,798
                                                                                                     ----------------
                                                                                                           4,903,998

---------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Chattem, Inc. 1,2                                                                           60,600         1,840,422

                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS Continued
Inter Parfums, Inc. 2                                                                       18,900   $       325,458
---------------------------------------------------------------------------------------------------------------------
Mannatech, Inc. 2                                                                          125,027         1,576,590
---------------------------------------------------------------------------------------------------------------------
NBTY, Inc. 1,2                                                                             138,600         3,313,926
---------------------------------------------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                                                                200,200         1,939,938
                                                                                                     ----------------
                                                                                                           8,996,334

---------------------------------------------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./Carolina Group                                                                 111,400         5,722,618
---------------------------------------------------------------------------------------------------------------------
Vector Group Ltd. 2                                                                        174,660         2,838,225
                                                                                                     ----------------
                                                                                                           8,560,843

---------------------------------------------------------------------------------------------------------------------
ENERGY--8.6%
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.0%
CHC Helicopter Corp., Cl. A                                                                 58,600         1,401,612
---------------------------------------------------------------------------------------------------------------------
Dril-Quip, Inc. 1,2                                                                         84,700         6,982,668
---------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                               304,800         6,263,650
---------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1,2                                                                 147,348         2,460,712
---------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                                                      1,473,800        11,348,260
---------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                                                                 42,200         1,090,026
---------------------------------------------------------------------------------------------------------------------
Helix Energy Solutions Group, Inc. 1,2                                                      58,200         2,348,952
---------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                     36,800         2,217,568
---------------------------------------------------------------------------------------------------------------------
Hydril Co. 1,2                                                                               4,700           369,044
---------------------------------------------------------------------------------------------------------------------
Leader Energy Services Ltd. 1,3                                                            612,800         1,811,556
---------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                             213,000        11,506,260
---------------------------------------------------------------------------------------------------------------------
Lufkin Industries, Inc. 2                                                                   92,700         5,509,161
---------------------------------------------------------------------------------------------------------------------
Matrix Service Co. 1,2                                                                     109,900         1,257,256
---------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1,2                                                                    124,400         7,860,836

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES Continued
Mullen Group Income Fund                                                                    34,600   $       929,266
---------------------------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                                                                69,200         2,781,840
---------------------------------------------------------------------------------------------------------------------
NS Group, Inc. 1,2                                                                         229,000        12,613,320
---------------------------------------------------------------------------------------------------------------------
Oceaneering International, Inc. 1,2                                                        237,000        10,866,450
---------------------------------------------------------------------------------------------------------------------
Parker Drilling Co. 1,2                                                                    807,800         5,800,004
---------------------------------------------------------------------------------------------------------------------
Pason Systems, Inc.                                                                        160,000         2,343,456
---------------------------------------------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,3                                                         13,800           188,895
---------------------------------------------------------------------------------------------------------------------
RPC, Inc. 2                                                                                190,900         4,635,052
---------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                          92,900           199,731
---------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                         577,100         1,240,742
---------------------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc. 1,2                                                               262,600         7,954,154
---------------------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                            103,400         5,087,280
---------------------------------------------------------------------------------------------------------------------
Todco, Cl. A                                                                               130,400         5,326,840
---------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd.                                                                   214,400         4,283,006
---------------------------------------------------------------------------------------------------------------------
Trico Marine Services, Inc. 1,2                                                             47,400         1,611,600
---------------------------------------------------------------------------------------------------------------------
Unit Corp. 1                                                                               130,000         7,395,700
---------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                                     170,500        10,736,385
---------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1,2                                                                      280,100        14,447,558
---------------------------------------------------------------------------------------------------------------------
W-H Energy Services, Inc. 1,2                                                              196,400         9,983,012
---------------------------------------------------------------------------------------------------------------------
Western Lakota Energy Sevices, Inc. 1                                                       71,800           945,499
---------------------------------------------------------------------------------------------------------------------
Willbros Group, Inc. 1,2                                                                    39,900           755,706
                                                                                                     ----------------
                                                                                                         172,553,057

---------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.6%
Alberta Clipper Energy, Inc. 1                                                              93,278           369,335
---------------------------------------------------------------------------------------------------------------------
Atlas America, Inc. 1,2                                                                     41,000         1,837,210
---------------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                                        728,400         3,262,564
---------------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                                        162,100           726,059

                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

OIL & GAS Continued
Berry Petroleum Co., Cl. A 2                                                               129,600   $     4,296,240
---------------------------------------------------------------------------------------------------------------------
Birchcliff Energy Ltd. 1                                                                    44,200           211,834
---------------------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1,2                                                                   147,400         2,850,716
---------------------------------------------------------------------------------------------------------------------
Capitol Energy Resources Ltd. 1                                                            275,500         1,206,840
---------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                   66,100           756,156
---------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                   52,200           581,620
---------------------------------------------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                                                                544,480         2,458,281
---------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 2                                                                       177,100         7,615,300
---------------------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                                       425,566         1,357,175
---------------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                                                               409,700        12,233,642
---------------------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                                                         59,129           709,781
---------------------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                                      143,100         1,326,780
---------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                       20,000            75,249
---------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                      315,000         1,185,165
---------------------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                                        46,000         1,614,924
---------------------------------------------------------------------------------------------------------------------
Edge Petroleum Corp. 1,2                                                                   131,800         2,633,364
---------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                     49,278           144,792
---------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                    105,300           309,401
---------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc. 1                                                                      80,200           914,280
---------------------------------------------------------------------------------------------------------------------
Exploration Co. (The) of Delaware 1                                                        164,300         1,751,438
---------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1                                                                          45,800           392,642
---------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1                                                                         371,900         3,188,285
---------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. 2                                                           136,000         6,382,480
---------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp. 2                                                                       183,600         5,948,640
---------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                              122,400         2,377,167

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

OIL & GAS Continued
Galleon Energy, Inc., Subscription Receipts 1                                              138,750   $     2,694,706
---------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                   140,900         5,207,664
---------------------------------------------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1,2                                                         27,200           368,288
---------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                    6,582           109,671
---------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                   19,900           331,578
---------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                152,700         7,360,140
---------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1                                                                         352,100        10,457,370
---------------------------------------------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                                                     220,500           679,495
---------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                            556,050         1,818,134
---------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                                   57,348           731,556
---------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,4                                                                 79,100         1,009,033
---------------------------------------------------------------------------------------------------------------------
OMI Corp. 2                                                                                389,700         8,437,005
---------------------------------------------------------------------------------------------------------------------
Open Range Energy Corp. 1                                                                   10,090            32,540
---------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                          275,500         8,884,708
---------------------------------------------------------------------------------------------------------------------
Penn Virginia Corp. 2                                                                       67,100         4,688,948
---------------------------------------------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                                                                340,300         4,178,884
---------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                                         134,900         6,218,890
---------------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                                        121,300         1,470,204
---------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                                   369,740         1,291,755
---------------------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                                      48,900           905,020
---------------------------------------------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                                                                  364,045           505,482
---------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                                                246,400        10,834,208
---------------------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                                      3,475            50,648

                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

OIL & GAS Continued
Sequoia Oil & Gas Trust                                                                     46,400   $       676,277
---------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                                                          120,100         4,834,025
---------------------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1                                                                        81,400         3,789,170
---------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                                       278,800        11,968,884
---------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                87,000         6,469,320
---------------------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                                       139,932         1,044,194
---------------------------------------------------------------------------------------------------------------------
TransMontaigne, Inc. 1,2                                                                    37,363           418,839
---------------------------------------------------------------------------------------------------------------------
True Energy Trust                                                                           39,450           485,571
---------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                        387,400         1,197,286
---------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                                                      275,000           849,906
---------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                        397,100         1,212,537
---------------------------------------------------------------------------------------------------------------------
USEC, Inc. 2                                                                               367,100         4,350,135
---------------------------------------------------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                                                                    256,100         2,499,536
---------------------------------------------------------------------------------------------------------------------
Vault Energy Trust                                                                           7,350            55,966
---------------------------------------------------------------------------------------------------------------------
Vero Energy, Inc. 1                                                                         30,617           148,930
---------------------------------------------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                                                       161,400         6,276,846
---------------------------------------------------------------------------------------------------------------------
West Energy Ltd. 1                                                                          91,400           338,155
---------------------------------------------------------------------------------------------------------------------
Western Refining, Inc. 2                                                                   129,500         2,794,610
---------------------------------------------------------------------------------------------------------------------
Zenas Energy Corp. 1                                                                       239,900           734,980
                                                                                                     ----------------
                                                                                                         197,128,454

---------------------------------------------------------------------------------------------------------------------
FINANCIALS--13.7%
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.6%
American Capital Strategies Ltd. 2                                                         159,700         5,346,756
---------------------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                                      5,100            94,248
---------------------------------------------------------------------------------------------------------------------
Calamos Asset Management, Inc., Cl. A 2                                                    103,000         2,985,970
---------------------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                                                              11,200           411,712
---------------------------------------------------------------------------------------------------------------------
GFI Group, Inc. 1                                                                           22,200         1,197,690
---------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                                                     67,300         4,089,148

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

CAPITAL MARKETS Continued
Investment Technology Group, Inc. 1                                                          7,700   $       391,622
---------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                  271,500         4,859,850
---------------------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                                      167,400         4,960,062
---------------------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                                                      790,500        12,039,315
---------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc. 1,2                                                                  457,500         5,540,325
---------------------------------------------------------------------------------------------------------------------
Lazard Ltd., Cl. A 2                                                                        36,600         1,478,640
---------------------------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc.                                                                94,600         2,205,126
---------------------------------------------------------------------------------------------------------------------
Penson Worldwide, Inc. 1                                                                    56,900           979,249
---------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                                                 161,400         9,879,294
---------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                              162,650         4,923,416
---------------------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                                                         13,700           207,007
---------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp. 1,2                                                                  56,300         1,987,953
---------------------------------------------------------------------------------------------------------------------
SWS Group, Inc. 2                                                                          124,600         3,005,352
---------------------------------------------------------------------------------------------------------------------
Tradestation Group, Inc. 1,2                                                                48,600           615,762
                                                                                                     ----------------
                                                                                                          67,198,497

---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.6%
BancorpSouth, Inc. 2                                                                       145,400         3,962,150
---------------------------------------------------------------------------------------------------------------------
BOK Financial Corp.                                                                            800            39,736
---------------------------------------------------------------------------------------------------------------------
Capital Corp. of the West 2                                                                  5,959           190,688
---------------------------------------------------------------------------------------------------------------------
Capitol Bancorp Ltd. 2                                                                      18,600           724,470
---------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                                                           12,900           499,230
---------------------------------------------------------------------------------------------------------------------
City Holding Co. 2                                                                          74,700         2,699,658
---------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc. 2                                                             71,206         2,661,680
---------------------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc. 2                                                                 13,920           696,696

                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS Continued
Community Bank System, Inc. 2                                                               63,500   $     1,280,795
---------------------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                               19,528           682,113
---------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A 2                                                     9,900         1,984,950
---------------------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp. 2                                                        45,500           577,850
---------------------------------------------------------------------------------------------------------------------
First Indiana Corp. 2                                                                       26,225           682,637
---------------------------------------------------------------------------------------------------------------------
First Republic Bank 2                                                                      175,800         8,051,640
---------------------------------------------------------------------------------------------------------------------
First Security Group, Inc.                                                                 132,300         1,534,680
---------------------------------------------------------------------------------------------------------------------
First South Bancorp, Inc. 2                                                                  5,100           174,573
---------------------------------------------------------------------------------------------------------------------
FirstMerit Corp.                                                                            16,600           347,604
---------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                        263,300         7,569,875
---------------------------------------------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                                                            18,300           566,568
---------------------------------------------------------------------------------------------------------------------
Hancock Holding Co. 2                                                                       57,300         3,208,800
---------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.                                                                       83,600         1,625,184
---------------------------------------------------------------------------------------------------------------------
Independent Bank Corp. 2                                                                    92,126         2,422,914
---------------------------------------------------------------------------------------------------------------------
Intervest Bancshares Corp. 1                                                                 4,900           198,450
---------------------------------------------------------------------------------------------------------------------
MainSource Financial Group, Inc. 2                                                          17,580           306,419
---------------------------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.                                                                           8,400           157,500
---------------------------------------------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                                                            36,800           730,848
---------------------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp 2                                                                   90,199         2,806,993
---------------------------------------------------------------------------------------------------------------------
Preferred Bank 2                                                                             3,600           192,996
---------------------------------------------------------------------------------------------------------------------
Provident Bankshares Corp. 2                                                               144,084         5,243,217
---------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                                                             27,889           574,513
---------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc. 2                                                                    4,600           117,300

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS Continued
Sterling Financial Corp., Western US 2                                                     169,883   $     5,183,130
---------------------------------------------------------------------------------------------------------------------
SVB Financial Group 1,2                                                                     57,100         2,595,766
---------------------------------------------------------------------------------------------------------------------
Taylor Capital Group, Inc.                                                                  10,600           432,586
---------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                        206,300         5,456,635
---------------------------------------------------------------------------------------------------------------------
Texas Regional Bancshares, Inc., Cl. A                                                          20               758
---------------------------------------------------------------------------------------------------------------------
Union Bankshares Corp. 2                                                                     6,800           293,352
---------------------------------------------------------------------------------------------------------------------
Virginia Commerce Bancorp, Inc. 1,2                                                          9,700           231,830
---------------------------------------------------------------------------------------------------------------------
WesBanco, Inc. 2                                                                            16,400           508,236
---------------------------------------------------------------------------------------------------------------------
Wilmington Trust Corp.                                                                      34,200         1,442,556
                                                                                                     ----------------
                                                                                                          68,657,576

---------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Ace Cash Express, Inc. 1,2                                                                  21,600           632,232
---------------------------------------------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.                                                  13,500           236,790
---------------------------------------------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                                                     213,300         7,668,135
---------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                        201,900         5,637,048
---------------------------------------------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                                                       116,000         4,344,200
---------------------------------------------------------------------------------------------------------------------
Cash America International, Inc. 2                                                         214,700         6,870,400
---------------------------------------------------------------------------------------------------------------------
Dollar Financial Corp. 1,2                                                                  90,700         1,632,600
---------------------------------------------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1                                                                       65,400         2,464,926
---------------------------------------------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1                                                      176,400         3,483,900
---------------------------------------------------------------------------------------------------------------------
Student Loan Corp. (The) 2                                                                     700           141,400
---------------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1,2                                                                  34,300         1,218,336
                                                                                                     ----------------
                                                                                                          34,329,967

                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--0.3%
Asset Acceptance Capital Corp. 1,2                                                           3,100   $        61,380
---------------------------------------------------------------------------------------------------------------------
CapitalSource, Inc. 2                                                                      101,000         2,369,460
---------------------------------------------------------------------------------------------------------------------
Financial Federal Corp. 2                                                                   27,700           770,337
---------------------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A 2                                           227,700         8,668,539
---------------------------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                                   51,200           663,552
---------------------------------------------------------------------------------------------------------------------
Pico Holdings, Inc. 1,2                                                                     18,500           596,625
---------------------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A 2                                                             27,800           529,590
                                                                                                     ----------------
                                                                                                          13,659,483

---------------------------------------------------------------------------------------------------------------------
INSURANCE--4.7%
Affirmative Insurance Holdings, Inc.                                                        16,204           253,593
---------------------------------------------------------------------------------------------------------------------
Alfa Corp. 2                                                                                21,800           361,008
---------------------------------------------------------------------------------------------------------------------
Alleghany Corp.                                                                                896           247,619
---------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                                              387,700         4,132,882
---------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1,2                                                       71,300         3,749,667
---------------------------------------------------------------------------------------------------------------------
AmerUs Group Co. 2                                                                         133,100         7,793,005
---------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                  105,500         6,273,030
---------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1,2                                                                   277,700         8,342,108
---------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                              10,300           498,520
---------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                                        29,400         1,003,422
---------------------------------------------------------------------------------------------------------------------
Bristol West Holdings, Inc. 2                                                              168,000         2,688,000
---------------------------------------------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                                                        75,500         1,304,640
---------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                                  69,600         2,055,984
---------------------------------------------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1                                                    77,100         1,361,586

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

INSURANCE Continued
Delphi Financial Group, Inc., Cl. A 2                                                      297,975   $    10,834,371
---------------------------------------------------------------------------------------------------------------------
Direct General Corp. 2                                                                     160,800         2,720,736
---------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                                81,700         1,585,797
---------------------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                                                                 25,800           742,008
---------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A 2                                                          20,100           651,240
---------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 2                                                16,402           322,627
---------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                                              89,100         3,452,625
---------------------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                                    23,700           496,041
---------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                              157,300         7,465,458
---------------------------------------------------------------------------------------------------------------------
Harleysville Group, Inc. 2                                                                 149,800         4,751,656
---------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                70,300         2,069,632
---------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp. 2                                                              341,500         5,788,425
---------------------------------------------------------------------------------------------------------------------
Independence Holding Co. 2                                                                   4,860           108,913
---------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp. 2                                                       241,700         9,909,700
---------------------------------------------------------------------------------------------------------------------
James River Group, Inc. 1                                                                    6,500           161,850
---------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                        177,800        11,485,880
---------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                           25,900         1,147,629
---------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 2                                                 4,200         1,006,530
---------------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1,2                                                            41,800         1,831,676
---------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                                                                 61,900         1,631,065

                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

INSURANCE Continued
Ohio Casualty Corp.                                                                        366,600   $    10,899,018
---------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                           194,750         4,161,808
---------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                                     13,700           877,485
---------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                   764,700        10,766,976
---------------------------------------------------------------------------------------------------------------------
Presidential Life Corp. 2                                                                   51,900         1,275,702
---------------------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                                           123,900         1,698,669
---------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                       81,600         3,804,192
---------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                          59,000         2,899,850
---------------------------------------------------------------------------------------------------------------------
Republic Cos. Group, Inc.                                                                  253,900         4,496,569
---------------------------------------------------------------------------------------------------------------------
RLI Corp. 2                                                                                155,400         7,487,172
---------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                                                              91,700         4,360,335
---------------------------------------------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                                                        54,200           873,162
---------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                                          204,700        11,436,589
---------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                              91,500         4,658,265
---------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                 151,800         4,939,572
---------------------------------------------------------------------------------------------------------------------
Stewart Information Services Corp. 2                                                        84,600         3,071,826
---------------------------------------------------------------------------------------------------------------------
Tower Group, Inc. 2                                                                        108,600         3,285,150
---------------------------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp. 1,2                                                                  116,900         1,567,629
---------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1,2                                                    44,157           920,232
---------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co. 2                                                                22,800           686,964
---------------------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                               51,300         2,236,167
---------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                            182,400         7,235,808
                                                                                                     ----------------
                                                                                                         201,868,063

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

REAL ESTATE--2.6%
Acadia Realty Trust                                                                         14,100   $       333,465
---------------------------------------------------------------------------------------------------------------------
Agree Realty Corp. 2                                                                        56,600         1,922,702
---------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                                       35,400         3,139,272
---------------------------------------------------------------------------------------------------------------------
AMB Property Corp.                                                                          17,600           889,680
---------------------------------------------------------------------------------------------------------------------
Ashford Hospitality Trust                                                                   22,700           286,474
---------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                                                           23,200           287,680
---------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                     95,392         3,068,761
---------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                        8,600           632,530
---------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                    23,300         1,038,015
---------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Cl. A 1                                                       63,900         1,591,110
---------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                           75,900         2,954,787
---------------------------------------------------------------------------------------------------------------------
CentraCore Properties Trust 2                                                               14,900           368,775
---------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                                 65,825         3,251,755
---------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                           37,100         1,561,168
---------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                                                         43,900           814,784
---------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                                                  87,500         2,160,375
---------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc.                                                                  26,400         1,232,352
---------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust 2                                                            15,100           650,055
---------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc. 2                                                                        157,100         2,601,576
---------------------------------------------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                                                            8,800           385,704
---------------------------------------------------------------------------------------------------------------------
Equity One, Inc. 2                                                                         102,900         2,150,610
---------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                             15,700         1,099,000
---------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                                       67,600         2,564,744

                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

REAL ESTATE Continued
First Potomac Realty Trust                                                                   6,200   $       184,698
---------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A 2                                             22,800           250,116
---------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc. 2                                                             9,400           202,476
---------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                                     46,300         1,148,703
---------------------------------------------------------------------------------------------------------------------
Gramercy Capital Corp. 2                                                                    30,800           797,720
---------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc. 2                                                                    37,600         1,314,120
---------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                                                             37,300         1,188,005
---------------------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust 2                                                        40,100         1,400,292
---------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                  47,400         1,714,932
---------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust                                                                53,700         2,358,504
---------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                       50,700           586,092
---------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp. 2                                                                  32,500           483,600
---------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                                                                        61,600         1,064,448
---------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 2                                                                  77,700         6,802,635
---------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                                         26,100         1,885,725
---------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                                     7,100           328,730
---------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust 2                                                      69,900         1,509,840
---------------------------------------------------------------------------------------------------------------------
Liberty Property Trust 2                                                                    61,600         2,722,720
---------------------------------------------------------------------------------------------------------------------
Longview Fibre Co. 2                                                                       121,400         2,317,526
---------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc. 2                                                                      21,100           471,585
---------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                                           6,400           449,280
---------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                      27,100         1,244,432

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

REAL ESTATE Continued
Maguire Properties, Inc. 2                                                                  49,200   $     1,730,364
---------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2                                                   51,600         2,876,700
---------------------------------------------------------------------------------------------------------------------
National Retail Properties, Inc. 2                                                         107,500         2,144,625
---------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc. 2                                                        64,700         1,456,397
---------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                                                          14,100           186,402
---------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                                         22,100         1,533,077
---------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc. 2                                                                   5,500           250,250
---------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2                                                 45,300         1,828,761
---------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                                                                       13,200           598,488
---------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc. 2                                                                   19,800         1,168,200
---------------------------------------------------------------------------------------------------------------------
RAIT Investment Trust 2                                                                      7,400           216,080
---------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                                                         26,500           713,645
---------------------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                                                       18,500           405,150
---------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                                        9,400           459,002
---------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                       18,300         1,137,345
---------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust 2                                                          107,000         1,916,370
---------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                   1,702           141,164
---------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                       14,100         1,543,527
---------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                                                                 33,500         1,701,465
---------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp. 2                                                                     154,000         1,734,040
---------------------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                                                           196,700         4,079,558

                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

REAL ESTATE Continued
Stratus Properties, Inc. 1                                                                  16,466   $       441,289
---------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc. 2                                                            48,600         1,412,316
---------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                                                       74,200         2,401,854
---------------------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1,2                                                                      247,800         8,715,126
---------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                                     36,500         1,045,360
---------------------------------------------------------------------------------------------------------------------
U-Store-It Trust                                                                            39,800           750,628
---------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                                          27,800           778,678
---------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                                58,700         1,988,756
---------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors                                                                 39,400         1,508,232
                                                                                                     ----------------
                                                                                                         112,274,402

---------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.1%
Accredited Home Lenders Holding Co. 1,2                                                    166,400         7,955,584
---------------------------------------------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc. 2                                                             2,000            60,340
---------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                    175,050         5,330,273
---------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp. 2                                                                        169,794         2,074,883
---------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 2                                                        284,600         8,685,992
---------------------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                                21,400           571,594
---------------------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                                                           159,615         2,513,936
---------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                                                                   200,400         5,246,472
---------------------------------------------------------------------------------------------------------------------
Downey Financial Corp. 2                                                                    39,100         2,652,935
---------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2                                             64,400         1,783,880
---------------------------------------------------------------------------------------------------------------------
First Defiance Financial Corp. 2                                                            10,500           276,675

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE Continued
First Financial Holdings, Inc. 2                                                            17,700   $       566,400
---------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc. 2                                                       28,200           395,364
---------------------------------------------------------------------------------------------------------------------
First Place Financial Corp. 2                                                               49,963         1,149,649
---------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                               119,200         6,874,264
---------------------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                                     20,400           378,624
---------------------------------------------------------------------------------------------------------------------
Horizon Financial Corp. 2                                                                      700            19,201
---------------------------------------------------------------------------------------------------------------------
ITLA Capital Corp. 2                                                                         8,300           436,414
---------------------------------------------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                                                        34,800           574,896
---------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                                                        137,000         5,869,080
---------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                                                                  161,800         2,056,478
---------------------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                                                        132,320         4,387,731
---------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                                                    133,100         5,933,598
---------------------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc. 2                                                            50             1,500
---------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                                         222,500         3,993,875
---------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                         103,100         6,369,518
---------------------------------------------------------------------------------------------------------------------
TierOne Corp. 2                                                                            104,400         3,525,588
---------------------------------------------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                                                                    14,700           718,536
---------------------------------------------------------------------------------------------------------------------
Washington Federal, Inc. 2                                                                  15,300           354,807
---------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                    114,200         5,417,648
---------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp. 2                                                                      43,900         2,697,655
                                                                                                     ----------------
                                                                                                          88,873,390

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.8%
---------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Albany Molecular Research, Inc. 1,2                                                        162,200         1,732,296

                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY Continued
Alnylam Pharmaceuticals, Inc. 1,2                                                           54,500   $       821,860
---------------------------------------------------------------------------------------------------------------------
Anadys Pharmaceuticals, Inc. 1                                                              21,500            62,780
---------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                     225,500         7,294,925
---------------------------------------------------------------------------------------------------------------------
deCODE genetics, Inc. 1,2                                                                   66,700           412,873
---------------------------------------------------------------------------------------------------------------------
Digene Corp. 1,2                                                                            84,500         3,273,530
---------------------------------------------------------------------------------------------------------------------
Diversa Corp. 1,2                                                                          107,500         1,038,450
---------------------------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. 1,2                                                           38,100           208,407
---------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                                                             108,800           658,240
---------------------------------------------------------------------------------------------------------------------
Kendle International, Inc. 1,2                                                              93,400         3,430,582
---------------------------------------------------------------------------------------------------------------------
Lexicon Genetics, Inc. 1,2                                                                  31,700           139,163
---------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B 1,2                                                    141,300         1,193,985
---------------------------------------------------------------------------------------------------------------------
Luminex Corp. 1,2                                                                          139,800         2,431,122
---------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                                                   65,500         1,653,875
---------------------------------------------------------------------------------------------------------------------
Novavax, Inc. 1,2                                                                          166,800           840,672
---------------------------------------------------------------------------------------------------------------------
QLT Photo Therapeutics, Inc. 1                                                               7,000            49,560
---------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                                                        115,300         1,478,146
---------------------------------------------------------------------------------------------------------------------
Renovis, Inc. 1,2                                                                           31,700           485,327
---------------------------------------------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1,2                                                          104,700           549,675
---------------------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                                              63,700         3,243,604
---------------------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1,2                                                          68,900            205,322
                                                                                                     ----------------
                                                                                                          31,204,394

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Abaxis, Inc. 1,2                                                                            94,000   $     2,102,780
---------------------------------------------------------------------------------------------------------------------
Analogic Corp. 2                                                                            37,000         1,724,570
---------------------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1,2                                                       53,300         3,461,302
---------------------------------------------------------------------------------------------------------------------
BioLase Technology, Inc. 1,2                                                                71,700           602,280
---------------------------------------------------------------------------------------------------------------------
Candela Corp. 1                                                                            122,300         1,939,678
---------------------------------------------------------------------------------------------------------------------
Datascope Corp.                                                                             36,011         1,110,579
---------------------------------------------------------------------------------------------------------------------
DJO, Inc. 1,2                                                                              204,600         7,535,418
---------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                               103,700         4,711,091
---------------------------------------------------------------------------------------------------------------------
Encore Medical Corp. 1                                                                      39,200           188,552
---------------------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                                                       71,700         3,334,767
---------------------------------------------------------------------------------------------------------------------
ICU Medical, Inc. 1,2                                                                       69,700         2,944,128
---------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1,2                                                                62,800         4,718,164
---------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1,2                                                                          121,050         2,327,792
---------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1,2                                                    147,900         5,739,999
---------------------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1,2                                                          3,500            77,315
---------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                                                125,950         3,142,453
---------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp. 1,2                                                                 94,200         2,878,752
---------------------------------------------------------------------------------------------------------------------
Natus Medical, Inc. 1                                                                       67,000           662,630
---------------------------------------------------------------------------------------------------------------------
Neurometrix, Inc. 1,2                                                                       44,800         1,364,608
---------------------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1,2                                                     125,100         5,708,313
---------------------------------------------------------------------------------------------------------------------
Quidel Corp. 1                                                                              82,600           784,700
---------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                                                62,900         1,437,894
---------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1,2                                                                   84,000         3,044,160
---------------------------------------------------------------------------------------------------------------------
Thoratec Corp. 1,2                                                                         211,600         2,934,892
---------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                             227,100         9,426,921
---------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                             19,000           896,420
---------------------------------------------------------------------------------------------------------------------
Vital Images, Inc. 1,2                                                                      80,500         1,988,350
---------------------------------------------------------------------------------------------------------------------
Vital Signs, Inc.                                                                           11,400           564,642

                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES Continued
Zoll Medical Corp. 1,2                                                                       9,400   $       307,944
                                                                                                     ----------------
                                                                                                          77,661,094

---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.1%
Air Methods Corp. 1                                                                         62,800         1,644,104
---------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1,2                                                                       130,800         4,060,032
---------------------------------------------------------------------------------------------------------------------
AMICAS, Inc. 1,2                                                                           205,400           663,442
---------------------------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1                                                             14,000           284,200
---------------------------------------------------------------------------------------------------------------------
Chemed Corp. 2                                                                             189,000        10,306,170
---------------------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc. 2                                                         61,300         2,449,548
---------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                                                          76,200         1,386,078
---------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                               162,228         7,684,740
---------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                          53,600         2,421,112
---------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                                                                       5,100           154,122
---------------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1,2                                                                       205,000        10,791,200
---------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                              54,500         2,926,650
---------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                                         131,486         6,956,924
---------------------------------------------------------------------------------------------------------------------
LHC Group, Inc. 1,2                                                                         21,800           434,256
---------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                                           291,600        13,212,396
---------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                           102,100         4,790,532
---------------------------------------------------------------------------------------------------------------------
MedCath Corp. 1,2                                                                           44,600           840,264
---------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                                                                106,200         4,040,910
---------------------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                                 15,000           668,250
---------------------------------------------------------------------------------------------------------------------
NovaMed Eyecare, Inc. 1                                                                      1,700            11,475
---------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                                                               203,600         3,577,252
---------------------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                                                          36,900           509,958
---------------------------------------------------------------------------------------------------------------------
Option Care, Inc. 2                                                                         54,400           651,712
---------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                                                       99,700         2,851,420
---------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1,2                                                             25,900           747,215

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES Continued
Pediatrix Medical Group, Inc. 1                                                            248,600   $    11,261,580
---------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                                                              285,010         7,176,552
---------------------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                                                    103,300         1,190,016
---------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                                                                361,200         6,375,180
---------------------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                                                         118,900         2,378,000
---------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                                      59,000         2,757,070
---------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                             189,400         8,528,682
---------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                                            159,800         4,418,470
---------------------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                                                      15,600           230,724
---------------------------------------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc. 1,2                                                             37,800           553,392
---------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                                                            127,500         6,253,875
                                                                                                     ---------------
                                                                                                         135,187,503

---------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Alpharma, Inc., Cl. A                                                                      428,100        10,291,524
---------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                              442,500        10,261,575
---------------------------------------------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1                                                            173,600         1,150,968
---------------------------------------------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1,2                                                           81,700           833,340
---------------------------------------------------------------------------------------------------------------------
CNS, Inc. 2                                                                                100,000         2,450,000
---------------------------------------------------------------------------------------------------------------------
DepoMed, Inc. 1,2                                                                          140,400           824,148
---------------------------------------------------------------------------------------------------------------------
Durect Corp. 1,2                                                                            71,146           275,335
---------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc. 1,2                                                            18,800           160,364
---------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                                                    165,600         5,461,488
---------------------------------------------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1,2                                                             74,800         1,239,436
---------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                               340,400         5,786,800
---------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                                   273,800         5,476,000

                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS Continued
New River Pharmaceuticals, Inc. 1,2                                                        105,100   $     2,995,350
---------------------------------------------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                                                                180,900         1,510,515
---------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co. 1,2                                                             17,500           382,025
---------------------------------------------------------------------------------------------------------------------
Perrigo Co. 2                                                                               78,500         1,263,850
                                                                                                     ----------------
                                                                                                          50,362,718

---------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--19.2%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
AAR Corp. 1,2                                                                              194,800         4,330,404
---------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. 1                                                                 66,900         5,107,815
---------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                                                   125,700         6,892,131
---------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                                     7,900            98,750
---------------------------------------------------------------------------------------------------------------------
Aviall, Inc. 1                                                                              16,700           793,584
---------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                                       122,300         2,795,778
---------------------------------------------------------------------------------------------------------------------
Cubic Corp. 2                                                                               31,700           621,637
---------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                                                                      29,000           895,520
---------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc. 2                                                                    91,840         4,477,200
---------------------------------------------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1                                                       503,700         5,228,406
---------------------------------------------------------------------------------------------------------------------
Esterline Technologies Corp. 1,2                                                            69,900         2,907,141
---------------------------------------------------------------------------------------------------------------------
Kaman Corp., Cl. A 2                                                                       125,000         2,275,000
---------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 1,2                                                                        22,500           843,075
---------------------------------------------------------------------------------------------------------------------
LMI Aerospace, Inc. 1,2                                                                     11,400           207,480
---------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                                                 505,300         8,155,542
---------------------------------------------------------------------------------------------------------------------
Sequa Corp., Cl. A 1                                                                        23,700         1,931,550
---------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1,2                                                            197,100         6,456,996
---------------------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1,2                                                                    129,500         6,216,000

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE Continued
United
Industrial Corp. 2                                                                          54,300   $     2,457,075
                                                                                                     ----------------
                                                                                                          62,691,084

---------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
EGL, Inc. 1                                                                                174,000         8,734,800
---------------------------------------------------------------------------------------------------------------------
Forward Air Corp. 2                                                                        122,550         4,991,462
---------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                                   457,290        11,217,324
---------------------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                                  359,800        11,722,284
                                                                                                     ----------------
                                                                                                          36,665,870

---------------------------------------------------------------------------------------------------------------------
AIRLINES--0.8%
AMR Corp. 1                                                                                344,500         8,757,190
---------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                      514,100        15,320,180
---------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                                                                171,600         1,185,756
---------------------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc. 1                                                                     391,500         3,856,275
---------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                                                           91,500         1,557,330
---------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                                    90,000         4,548,600
---------------------------------------------------------------------------------------------------------------------
World Air Holdings, Inc. 1,2                                                                20,500           176,095
                                                                                                     ---------------
                                                                                                          35,401,426

---------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
American Woodmark Corp. 2                                                                   38,000         1,331,520
---------------------------------------------------------------------------------------------------------------------
Ameron International Corp. 2                                                                46,300         3,103,026
---------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1                                                               240,800         4,902,688
---------------------------------------------------------------------------------------------------------------------
Goodman Global, Inc. 1                                                                      99,400         1,508,892
---------------------------------------------------------------------------------------------------------------------
Insteel Industries, Inc. 2                                                                  60,200         1,456,840
---------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1,2                                                                    11,700           102,960
---------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                 210,800         5,581,984

                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS Continued
NCI Building Systems, Inc. 1,2                                                             206,000   $    10,953,020
---------------------------------------------------------------------------------------------------------------------
PW Eagle, Inc. 2                                                                            99,200         2,999,808
---------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                                          171,000        10,726,830
---------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                              126,300         9,211,059
                                                                                                     ----------------
                                                                                                          51,878,627

---------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.9%
Administaff, Inc. 2                                                                        257,600         9,224,656
---------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1                                                            197,400         2,242,464
---------------------------------------------------------------------------------------------------------------------
American Ecology Corp. 2                                                                    89,500         2,371,750
---------------------------------------------------------------------------------------------------------------------
Banta Corp.                                                                                182,300         8,445,959
---------------------------------------------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                                                         31,000           443,300
---------------------------------------------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                                                             302,700         2,243,007
---------------------------------------------------------------------------------------------------------------------
CDI Corp. 2                                                                                  7,200           208,800
---------------------------------------------------------------------------------------------------------------------
Central Parking Corp. 2                                                                    105,400         1,686,400
---------------------------------------------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                                                           254,700         4,571,865
---------------------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                                                    105,000         4,232,550
---------------------------------------------------------------------------------------------------------------------
CompX International, Inc.                                                                    2,900            51,910
---------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1,2                                                             65,300         3,399,518
---------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                               21,800         2,184,360
---------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America 1                                                              13,800           730,572
---------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                    55,600         3,874,208
---------------------------------------------------------------------------------------------------------------------
Ennis, Inc. 2                                                                               92,200         1,814,496
---------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                                           109,800         1,855,620
---------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                                     60,200         2,110,010
---------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                      184,300         8,017,050
---------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                                                          108,675         2,276,741
---------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1,2                                                70,458         2,384,299

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES Continued
HNI Corp.                                                                                   31,700   $     1,437,595
---------------------------------------------------------------------------------------------------------------------
ICT Group, Inc. 1                                                                           23,300           571,549
---------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                722,800         9,107,280
---------------------------------------------------------------------------------------------------------------------
Kforce, Inc. 1,2                                                                           175,600         2,720,044
---------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                196,100         3,600,396
---------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1,2                                                               343,800         6,735,042
---------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                                                      319,800         7,243,470
---------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                             107,900         6,970,340
---------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                       14,500           373,665
---------------------------------------------------------------------------------------------------------------------
Mine Safety Appliances Co. 2                                                                10,400           418,080
---------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc. 1,2                                                                       51,100         1,495,186
---------------------------------------------------------------------------------------------------------------------
NCO Group, Inc. 1,2                                                                         36,300           959,772
---------------------------------------------------------------------------------------------------------------------
On Assignment, Inc. 1                                                                      139,800         1,284,762
---------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                335,700         9,245,178
---------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                     27,300         1,101,282
---------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                             21,500           903,000
---------------------------------------------------------------------------------------------------------------------
Sirva, Inc. 1                                                                               43,300           280,151
---------------------------------------------------------------------------------------------------------------------
SITEL Corp. 1,2                                                                            113,300           444,136
---------------------------------------------------------------------------------------------------------------------
Sourcecorp, Inc. 1                                                                          80,300         1,990,637
---------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1,2                                                                         390,800         3,564,096
---------------------------------------------------------------------------------------------------------------------
Standard Register Co. (The)                                                                 92,500         1,096,125
---------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                     128,700         2,117,115
---------------------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc.                                                                  26,400           103,752
---------------------------------------------------------------------------------------------------------------------
Team, Inc. 1                                                                                52,800         1,322,640
---------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1,2                                                                415,400         5,258,964
---------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                                                       366,667         6,504,673
---------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                  160,000         7,891,200
---------------------------------------------------------------------------------------------------------------------
Viad Corp. 2                                                                                94,500         2,957,850
---------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                                                         48,300         2,250,780
---------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1,2                                                                232,600         8,466,640

                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES Continued
Watson Wyatt & Co. Holdings                                                                 45,400   $     1,595,356
---------------------------------------------------------------------------------------------------------------------
West Corp. 1                                                                                90,000         4,311,900
                                                                                                     ----------------
                                                                                                         168,692,191

---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Baker (Michael) Corp. 1                                                                     52,200         1,132,740
---------------------------------------------------------------------------------------------------------------------
Comfort Systems USA, Inc. 2                                                                253,200         3,618,228
---------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                        263,600        12,829,412
---------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc. 2                                                               215,800         9,769,266
---------------------------------------------------------------------------------------------------------------------
Infrasource Services, Inc. 1                                                               174,800         3,183,108
---------------------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                                                   123,000         2,815,470
---------------------------------------------------------------------------------------------------------------------
McDermott International, Inc. 1                                                             18,700           850,289
---------------------------------------------------------------------------------------------------------------------
Perini Corp. 1,2                                                                            92,100         2,072,250
---------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                                                                  710,900        12,319,897
---------------------------------------------------------------------------------------------------------------------
Sterling Construction Co., Inc. 1                                                           58,300         1,609,080
---------------------------------------------------------------------------------------------------------------------
Williams Scotsman International, Inc. 1,2                                                  171,500         3,745,560
                                                                                                     ----------------
                                                                                                          53,945,300

---------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.0%
Acuity Brands, Inc. 2                                                                      337,100        13,116,561
---------------------------------------------------------------------------------------------------------------------
Baldor Electric Co. 2                                                                      252,100         7,888,209
---------------------------------------------------------------------------------------------------------------------
Encore Wire Corp. 1,2                                                                      137,500         4,941,750
---------------------------------------------------------------------------------------------------------------------
Franklin Electric Co., Inc. 2                                                               43,600         2,251,504
---------------------------------------------------------------------------------------------------------------------
General Cable Corp. 1                                                                      375,700        13,149,500
---------------------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1,2                                                              106,199         7,691,994
---------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                                        80,400         3,831,060
---------------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                               69,800         1,277,340
---------------------------------------------------------------------------------------------------------------------
LaBarge, Inc. 1,2                                                                           27,200           360,944

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT Continued
Lamson & Sessions Co. (The) 1,2                                                             85,300   $     2,419,108
---------------------------------------------------------------------------------------------------------------------
LSI Industries, Inc. 2                                                                     137,800         2,341,222
---------------------------------------------------------------------------------------------------------------------
Power-One, Inc. 1,2                                                                         62,000           409,200
---------------------------------------------------------------------------------------------------------------------
Preformed Line Products Co. 2                                                                3,000           113,700
---------------------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp.                                                                         229,300        10,630,348
---------------------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 1,2                                                                   103,640         3,101,945
---------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                      85,200         4,370,760
---------------------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                              163,063         2,701,954
---------------------------------------------------------------------------------------------------------------------
Woodward Governor Co. 2                                                                    174,701         5,330,128
                                                                                                     ----------------
                                                                                                          85,927,227

---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Carlisle Cos., Inc.                                                                         13,100         1,038,830
---------------------------------------------------------------------------------------------------------------------
Raven Industries, Inc. 2                                                                    21,600           680,400
---------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                              62,100         3,354,642
---------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc. 2                                                                   12,500           720,625
                                                                                                     ----------------
                                                                                                           5,794,497

---------------------------------------------------------------------------------------------------------------------
MACHINERY--4.6%
AGCO Corp. 1,2                                                                             285,600         7,516,992
---------------------------------------------------------------------------------------------------------------------
Albany International Corp., Cl. A 2                                                        310,900        13,179,051
---------------------------------------------------------------------------------------------------------------------
American Railcar Industries, Inc. 2                                                        126,900         4,201,659
---------------------------------------------------------------------------------------------------------------------
American Science & Engineering, Inc. 1,2                                                    14,800           857,216
---------------------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp. 2                                                                    28,700           822,255
---------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                                   174,200         5,943,704
---------------------------------------------------------------------------------------------------------------------
Badger Meter, Inc. 2                                                                        21,400           577,800
---------------------------------------------------------------------------------------------------------------------
Barnes Group, Inc. 2                                                                       333,600         6,655,320
---------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp. 2                                                                   52,500         1,633,275

                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

MACHINERY Continued
Bucyrus International,
Inc., Cl. A                                                                                189,124   $     9,550,762
---------------------------------------------------------------------------------------------------------------------
Cascade Corp. 2                                                                             45,500         1,799,525
---------------------------------------------------------------------------------------------------------------------
CIRCOR International, Inc. 2                                                                49,200         1,500,108
---------------------------------------------------------------------------------------------------------------------
Clarcor, Inc. 2                                                                             56,900         1,695,051
---------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp. 1                                                                   96,200         2,091,388
---------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                  131,800         5,482,880
---------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                               52,500         6,418,125
---------------------------------------------------------------------------------------------------------------------
Dynamic Materials Corp.                                                                    102,968         3,473,111
---------------------------------------------------------------------------------------------------------------------
Federal Signal Corp. 2                                                                      28,400           429,976
---------------------------------------------------------------------------------------------------------------------
Flow International Corp. 1                                                                 123,000         1,730,610
---------------------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                                          253,200        14,407,080
---------------------------------------------------------------------------------------------------------------------
Graco, Inc.                                                                                 34,900         1,604,702
---------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc. 2                                                                     16,200           530,388
---------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                                26,200         2,042,552
---------------------------------------------------------------------------------------------------------------------
Kaydon Corp. 2                                                                             301,300        11,241,503
---------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc. 2                                                           65,600         4,109,840
---------------------------------------------------------------------------------------------------------------------
Lindsay Manufacturing Co. 2                                                                 33,000           894,960
---------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                  180,000         8,010,000
---------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                                                    12,600         1,090,656
---------------------------------------------------------------------------------------------------------------------
Miller Industries, Inc. 1                                                                   63,700         1,318,590
---------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                   225,000         7,431,750
---------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                               69,100         9,495,031
---------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                              223,800        11,006,484
---------------------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc. 2                                                                     56,400         1,474,296
---------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                  126,500         7,077,675
---------------------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                                      40,200           835,356
---------------------------------------------------------------------------------------------------------------------
Tennant Co. 2                                                                               56,700         2,850,876

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

MACHINERY Continued
Terex Corp. 1                                                                                9,200   $       908,040
---------------------------------------------------------------------------------------------------------------------
Titan International, Inc. 2                                                                 93,900         1,756,869
---------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                             147,100         6,869,570
---------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc. 2                                                                 145,650         5,884,260
---------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc. 2                                                                 134,100         6,234,309
---------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                               383,200        14,331,680
                                                                                                     ----------------
                                                                                                         196,965,275

---------------------------------------------------------------------------------------------------------------------
MARINE--0.2%
Horizon Lines, Inc., Cl. A                                                                  67,100         1,074,942
---------------------------------------------------------------------------------------------------------------------
Kirby Corp. 1,2                                                                            198,600         7,844,700
                                                                                                     ----------------
                                                                                                           8,919,642

---------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Amerco 1                                                                                    50,100         5,043,066
---------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp. 2                                                                      271,100        13,611,931
---------------------------------------------------------------------------------------------------------------------
Celadon Group, Inc. 1                                                                      214,875         4,735,845
---------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2                                                   90,100         4,060,807
---------------------------------------------------------------------------------------------------------------------
Heartland Express, Inc. 2                                                                  187,300         3,350,797
---------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                                217,500         5,481,000
---------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                        105,000         6,135,150
---------------------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                                  97,999         2,697,912
---------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                           348,700        11,074,712
---------------------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                                                      49,900         1,348,298
---------------------------------------------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1,2                                                      20,854           711,747
                                                                                                     ----------------
                                                                                                          58,251,265

                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS--1.4%
Applied Industrial Technologies, Inc. 2                                                    451,200   $    10,968,672
---------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                                                                   54,900           715,347
---------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                  88,800         3,774,000
---------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc. 1                                                                   289,200         6,761,496
---------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                                      91,100         4,333,627
---------------------------------------------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                                                           97,300         1,767,941
---------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                                          520,533        11,352,825
---------------------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1,2                                                                   350,600        11,212,188
---------------------------------------------------------------------------------------------------------------------
Watsco, Inc. 2                                                                              61,500         3,678,930
---------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                                 58,600         4,043,400
                                                                                                     ----------------
                                                                                                          58,608,426

---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.8%
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.9%
Anaren Microwave, Inc. 1,2                                                                 140,400         2,876,796
---------------------------------------------------------------------------------------------------------------------
Avocent Corp. 1                                                                            105,700         2,774,625
---------------------------------------------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A                                                                       37,400         1,015,410
---------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc. 2                                                                         382,100        12,628,405
---------------------------------------------------------------------------------------------------------------------
Black Box Corp. 2                                                                           93,900         3,599,187
---------------------------------------------------------------------------------------------------------------------
Carrier Access Corp. 1                                                                      57,800           478,006
---------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1,2                                                                        438,300        13,771,386
---------------------------------------------------------------------------------------------------------------------
Digi International, Inc. 1,2                                                                61,009           764,443
---------------------------------------------------------------------------------------------------------------------
Ditech Networks, Inc. 1                                                                    156,900         1,368,168
---------------------------------------------------------------------------------------------------------------------
EMS Technologies, Inc. 1                                                                    66,300         1,191,411
---------------------------------------------------------------------------------------------------------------------
Finisar Corp. 1,2                                                                          230,700           754,389
---------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1,2                                                                 186,000         1,982,760
---------------------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                                                          28,700           128,576
---------------------------------------------------------------------------------------------------------------------
MasTec, Inc. 1,2                                                                            92,400         1,220,604
---------------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1,2                                                            123,700         2,264,947

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT Continued
Packeteer, Inc. 1,2                                                                        312,200   $     3,540,348
---------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                                            77,500           534,750
---------------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1,2                                                                          651,600        14,283,072
---------------------------------------------------------------------------------------------------------------------
Radyne Corp. 1,2                                                                            20,800           236,704
---------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc. 1                                                                   339,600         6,228,264
---------------------------------------------------------------------------------------------------------------------
Sirenza Microdevices, Inc. 1                                                               126,300         1,533,282
---------------------------------------------------------------------------------------------------------------------
Stratex Networks, Inc. 1,2                                                                  75,200           254,928
---------------------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc. 1,2                                                                834,200         3,386,852
---------------------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                                            205,100         2,729,881
---------------------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                                                           130,700         3,356,376
                                                                                                     ----------------
                                                                                                          82,903,570

---------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
Advanced Digital Information Corp. 1                                                       367,100         4,320,767
---------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1,2                                                 2,157,100        13,244,594
---------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                             350,500         5,702,635
---------------------------------------------------------------------------------------------------------------------
Hypercom Corp. 1                                                                           345,700         3,232,295
---------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                              183,200         7,520,360
---------------------------------------------------------------------------------------------------------------------
Komag, Inc. 1,2                                                                            260,800        12,043,744
---------------------------------------------------------------------------------------------------------------------
LaserCard Corp. 1                                                                           31,500           412,335
---------------------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                                             612,200         9,856,420
---------------------------------------------------------------------------------------------------------------------
Seagate Technology                                                                         247,122         5,594,842
---------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                    465,400         9,219,574
                                                                                                     ----------------
                                                                                                          71,147,566

---------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.2%
Acacia Research Corp. 1,2                                                                   39,500           555,370
---------------------------------------------------------------------------------------------------------------------
Agilysys, Inc.                                                                              89,600         1,612,800
---------------------------------------------------------------------------------------------------------------------
Anixter International, Inc.                                                                 29,800         1,414,308
---------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                  175,200         5,641,440

                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Avnet, Inc. 1                                                                              180,500   $     3,613,610
---------------------------------------------------------------------------------------------------------------------
AVX Corp. 2                                                                                192,600         3,041,154
---------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 2                                                                        497,790         6,735,099
---------------------------------------------------------------------------------------------------------------------
CalAmp Corp. 1                                                                             104,250           926,783
---------------------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                                                                 172,100         3,822,341
---------------------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                                           118,500         3,997,005
---------------------------------------------------------------------------------------------------------------------
CPI International, Inc. 1                                                                   72,100         1,045,450
---------------------------------------------------------------------------------------------------------------------
CTS Corp. 2                                                                                 41,900           623,891
---------------------------------------------------------------------------------------------------------------------
Daktronics, Inc. 2                                                                          29,000           837,230
---------------------------------------------------------------------------------------------------------------------
Dionex Corp. 1,2                                                                             1,000            54,660
---------------------------------------------------------------------------------------------------------------------
DTS, Inc. 1                                                                                  3,800            74,024
---------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                                                    152,900         2,750,671
---------------------------------------------------------------------------------------------------------------------
Fargo Electronics, Inc. 1,2                                                                 36,600           929,274
---------------------------------------------------------------------------------------------------------------------
Global Imaging Systems, Inc. 1                                                             108,000         4,458,240
---------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                                335,900         6,398,895
---------------------------------------------------------------------------------------------------------------------
Itron, Inc. 1,2                                                                             98,100         5,813,406
---------------------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc. 2                                                                15,000           190,950
---------------------------------------------------------------------------------------------------------------------
Kemet Corp. 1                                                                              332,400         3,064,728
---------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                                          82,700         2,843,226
---------------------------------------------------------------------------------------------------------------------
Merix Corp. 1,2                                                                             61,500           674,655
---------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                        94,900         5,748,093
---------------------------------------------------------------------------------------------------------------------
MTS Systems Corp. 2                                                                        136,200         5,381,262
---------------------------------------------------------------------------------------------------------------------
Multi-Fineline Electronix, Inc. 1,2                                                          6,800           225,692
---------------------------------------------------------------------------------------------------------------------
Newport Corp. 1                                                                            212,300         3,422,276
---------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp. 2                                                               157,100         4,045,325
---------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                                                     33,100           193,635
---------------------------------------------------------------------------------------------------------------------
Planar Systems, Inc. 1                                                                      75,000           903,000
---------------------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                             387,400        13,252,954
---------------------------------------------------------------------------------------------------------------------
RadiSys Corp. 1,2                                                                          148,200         3,254,472

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Rofin-Sinar Technologies, Inc. 1,2                                                         184,400   $    10,597,468
---------------------------------------------------------------------------------------------------------------------
Rogers Corp. 1,2                                                                           140,200         7,898,868
---------------------------------------------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                                                       108,600         3,184,152
---------------------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                                        1,411,100         4,825,962
---------------------------------------------------------------------------------------------------------------------
Staktek Holdings, Inc. 1                                                                     7,600            36,936
---------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                          200,700         7,688,817
---------------------------------------------------------------------------------------------------------------------
Technitrol, Inc. 2                                                                           6,200           143,530
---------------------------------------------------------------------------------------------------------------------
TTM Technologies, Inc. 1,2                                                                 236,700         3,425,049
---------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                               185,200         3,035,428
                                                                                                     ----------------
                                                                                                         138,382,129

---------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.4%
24/7 Real Media, Inc. 1,2                                                                  191,000         1,676,980
---------------------------------------------------------------------------------------------------------------------
Art Technology Group, Inc. 1                                                               299,000           891,020
---------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                                                  66,500           201,495
---------------------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                                         32,991           385,995
---------------------------------------------------------------------------------------------------------------------
Digital Insight Corp. 1                                                                    346,000        11,864,340
---------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1,2                                                                    305,300        12,331,067
---------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                        1,186,600        10,275,956
---------------------------------------------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                                                                      50,000         1,057,000
---------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                                                        218,500         4,953,395
---------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                                         134,800         1,156,584
---------------------------------------------------------------------------------------------------------------------
iPass, Inc. 1,2                                                                            201,300         1,127,280
---------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                                                         261,200         8,154,664
---------------------------------------------------------------------------------------------------------------------
Knot, Inc. (The) 1                                                                          50,200         1,050,686
---------------------------------------------------------------------------------------------------------------------
LivePerson, Inc. 1,2                                                                         2,300            11,155
---------------------------------------------------------------------------------------------------------------------
Move, Inc. 1                                                                               550,500         3,016,740
---------------------------------------------------------------------------------------------------------------------
Online Resources & Communications Corp. 1,2                                                  4,200            43,428
---------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                                                        106,000         1,530,640
---------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. 1                                                                       916,400         9,805,480
---------------------------------------------------------------------------------------------------------------------
S1 Corp. 1,2                                                                                89,800           431,040

                   39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES Continued
Savvis, Inc. 1                                                                              15,913   $       471,184
---------------------------------------------------------------------------------------------------------------------
Sohu.com, Inc. 1                                                                            65,600         1,691,824
---------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                                                        562,700         5,058,673
---------------------------------------------------------------------------------------------------------------------
Stellent, Inc.                                                                              22,700           216,785
---------------------------------------------------------------------------------------------------------------------
TheStreet.com, Inc.                                                                         26,000           333,320
---------------------------------------------------------------------------------------------------------------------
Travelzoo, Inc. 1,2                                                                         39,200         1,189,328
---------------------------------------------------------------------------------------------------------------------
United Online, Inc. 2                                                                      832,150         9,985,800
---------------------------------------------------------------------------------------------------------------------
Vignette Corp. 1                                                                           126,500         1,844,370
---------------------------------------------------------------------------------------------------------------------
webMethods, Inc. 1                                                                         476,700         4,705,029
---------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                                         323,200         6,638,528
                                                                                                     ----------------
                                                                                                         102,099,786

---------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.2%
Acxiom Corp.                                                                               121,000         3,025,000
---------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                                  354,500         4,856,650
---------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                                                           37,400         2,181,542
---------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                           232,800         5,689,632
---------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                                          100,900         5,000,604
---------------------------------------------------------------------------------------------------------------------
CIBER, Inc. 1,2                                                                             84,100           554,219
---------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                          320,400         6,247,800
---------------------------------------------------------------------------------------------------------------------
Covansys Corp. 1,2                                                                          60,600           761,742
---------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                          485,400        12,008,796
---------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1                                                                          2,700           160,650
---------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                                                               130,500         3,651,390
---------------------------------------------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1,2                                                                   215,200         3,055,840
---------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                      101,400         4,922,970
---------------------------------------------------------------------------------------------------------------------
infoUSA, Inc.                                                                              222,368         2,292,614
---------------------------------------------------------------------------------------------------------------------
Integral Systems, Inc. 2                                                                     3,000            80,490
---------------------------------------------------------------------------------------------------------------------
Keane, Inc. 1,2                                                                             72,000           900,000
---------------------------------------------------------------------------------------------------------------------
Lightbridge, Inc. 1                                                                         88,400         1,144,780
---------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1,2                                                              4,500           138,870
---------------------------------------------------------------------------------------------------------------------
Maximus, Inc. 2                                                                            130,200         3,014,130

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

IT SERVICES Continued
MoneyGram International, Inc.                                                              166,500   $     5,652,675
---------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                          859,500        12,944,070
---------------------------------------------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                                                         111,500         1,460,650
---------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                                                             230,400         3,336,192
---------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                        53,100         1,168,200
---------------------------------------------------------------------------------------------------------------------
Startek, Inc. 2                                                                             97,200         1,453,140
---------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                                                  274,400         4,434,304
---------------------------------------------------------------------------------------------------------------------
TNS, Inc. 1                                                                                 41,900           866,911
---------------------------------------------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                                                               114,500         1,282,400
                                                                                                     ----------------
                                                                                                          92,286,261

---------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
ADE Corp. 1,2                                                                              163,100         5,299,119
---------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                                                       273,300         3,618,492
---------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc. 1                                                                      275,400         4,048,380
---------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                                                 530,800         5,021,368
---------------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc. 1,2                                                                        214,400         1,440,768
---------------------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc. 1,2                                                               317,500         2,390,775
---------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1,2                                                                            818,900         4,544,895
---------------------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1,2                                                                     551,500         4,489,210
---------------------------------------------------------------------------------------------------------------------
Cohu, Inc. 2                                                                                 2,700            47,385
---------------------------------------------------------------------------------------------------------------------
Conexant Systems, Inc. 1,2                                                                 349,000           872,500
---------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                              307,000        14,263,220
---------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1,2                                                                            20,606           853,913
---------------------------------------------------------------------------------------------------------------------
Exar Corp. 1,2                                                                              34,400           456,488
---------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. 1,2                                                                        96,600         4,311,258
---------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                      216,100         5,024,325
---------------------------------------------------------------------------------------------------------------------
Intevac, Inc. 1,2                                                                          135,700         2,941,976
---------------------------------------------------------------------------------------------------------------------
IXYS Corp. 1,2                                                                              21,100           202,560
---------------------------------------------------------------------------------------------------------------------
Kopin Corp. 1,2                                                                            127,300           459,553
---------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                                                       261,500         1,937,715

                   40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Lam Research Corp. 1                                                                       128,000   $     5,967,360
---------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1                                                               72,300           446,814
---------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                          560,000         5,012,000
---------------------------------------------------------------------------------------------------------------------
LTX Corp. 1                                                                                519,500         3,641,695
---------------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc. 1                                                                  13,700           133,849
---------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1,2                                                                           742,800         7,435,428
---------------------------------------------------------------------------------------------------------------------
Microtune, Inc. 1,2                                                                         67,600           423,176
---------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                                                    212,000         4,265,440
---------------------------------------------------------------------------------------------------------------------
Monolithic Power Systems, Inc. 1                                                            68,900           815,087
---------------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1,2                                                             29,900           964,275
---------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                             235,700         5,018,053
---------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                                          440,800         9,309,696
---------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                                               1,329,500         7,817,460
---------------------------------------------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                                                                     65,300           810,373
---------------------------------------------------------------------------------------------------------------------
Photronics, Inc. 1,2                                                                        63,500           939,800
---------------------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1,2                                                                    152,200         1,640,716
---------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1,2                                                                          70,800         2,827,752
---------------------------------------------------------------------------------------------------------------------
Transmeta Corp. 1,2                                                                        403,600           653,832
---------------------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1,2                                                             200,900         3,813,082
---------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                                                             955,600         4,261,976
---------------------------------------------------------------------------------------------------------------------
Ultratech, Inc. 1,2                                                                         46,700           735,058
---------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                                                                242,400         5,778,816
---------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                              474,200        11,542,028
                                                                                                     ----------------
                                                                                                         146,477,666

---------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.0%
Actuate Corp. 1                                                                            269,500         1,088,780

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

SOFTWARE Continued
Advent Software, Inc. 1,2                                                                  211,800   $     7,639,626
---------------------------------------------------------------------------------------------------------------------
Altiris, Inc. 1,2                                                                           97,900         1,766,116
---------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1,2                                                                           194,946         3,992,494
---------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                                             11,100           530,802
---------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                                                                 454,400         5,961,728
---------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                        523,100         6,847,379
---------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                            418,024         9,489,145
---------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                       265,300         6,340,670
---------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                             261,400         4,483,010
---------------------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1,2                                                           24,700           269,230
---------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                           60,000           402,000
---------------------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                                8,300            94,039
---------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                              37,600         1,778,480
---------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                           136,500         4,956,315
---------------------------------------------------------------------------------------------------------------------
FileNet Corp. 1,2                                                                           99,000         2,666,070
---------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1,2                                                                18,650           514,740
---------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1,2                                                                      607,100         7,989,436
---------------------------------------------------------------------------------------------------------------------
Intergraph Corp. 1,2                                                                       272,000         8,565,280
---------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                                                        273,800         5,161,130
---------------------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                                                                  60,000           427,200
---------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                                                 160,200         2,247,606
---------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1                                                                  1,287,800         8,628,260
---------------------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                                         12,700           273,304
---------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                                                           42,000           308,700
---------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1,2                                                              46,600           945,514
---------------------------------------------------------------------------------------------------------------------
MapInfo Corp. 1,2                                                                           68,400           892,620
---------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                              82,100         1,992,567

                   41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

SOFTWARE Continued
Mentor Graphics Corp. 1,2                                                                  201,400   $     2,614,172
---------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                     193,400         8,447,712
---------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                             128,200        12,502,064
---------------------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1,2                                                                     179,500         3,602,565
---------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. 1                                                                        96,900         1,734,510
---------------------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1                                                             52,200         1,427,670
---------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc. 1,2                                                                    25,500           678,555
---------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                              118,600         1,507,406
---------------------------------------------------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                                                                   46,600           492,562
---------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                                             217,800         6,679,926
---------------------------------------------------------------------------------------------------------------------
SPSS, Inc. 1,2                                                                             125,900         4,046,426
---------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                           331,600         6,224,132
---------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                   1,276,500         8,999,325
---------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                              350,031        14,592,792
---------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                                                    104,800         2,007,968
---------------------------------------------------------------------------------------------------------------------
VA Software Corp. 1                                                                        342,400         1,328,512
---------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1,2                                                                     6,400           186,816
                                                                                                     ----------------
                                                                                                         173,325,354

---------------------------------------------------------------------------------------------------------------------
MATERIALS--8.2%
---------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.3%
Agrium, Inc.                                                                                96,800         2,247,696
---------------------------------------------------------------------------------------------------------------------
Airgas, Inc.                                                                                75,400         2,808,650
---------------------------------------------------------------------------------------------------------------------
Arch Chemicals, Inc. 2                                                                      90,900         3,276,945
---------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                                                 5,000            71,300
---------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                      36,100         1,937,126
---------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                                                   57,300         3,689,547
---------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                          260,700        11,358,699

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

CHEMICALS Continued
Georgia Gulf Corp. 2                                                                       155,900   $     3,900,618
---------------------------------------------------------------------------------------------------------------------
Hercules, Inc. 1,2                                                                         462,000         7,050,120
---------------------------------------------------------------------------------------------------------------------
MacDermid, Inc. 2                                                                          130,100         3,746,880
---------------------------------------------------------------------------------------------------------------------
NewMarket Corp. 2                                                                          168,100         8,246,986
---------------------------------------------------------------------------------------------------------------------
Olin Corp.                                                                                 139,400         2,499,442
---------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                           182,400         5,627,040
---------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 1,2                                                                     105,500         2,878,040
---------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1,2                                                                        1,118,600         9,821,308
---------------------------------------------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                                                      174,500         3,994,305
---------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp. 2                                                              136,500         2,854,215
---------------------------------------------------------------------------------------------------------------------
Spartech Corp.                                                                             304,500         6,881,700
---------------------------------------------------------------------------------------------------------------------
Stepan Co. 2                                                                                16,300           514,754
---------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                                                      171,500         2,226,070
---------------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                        189,300         4,999,413
---------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                                       615,200         7,197,840
---------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                                     38,300         1,141,340
                                                                                                     ----------------
                                                                                                          98,970,034

---------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
Eagle Materials, Inc.                                                                      141,400         6,716,500
---------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                             34,000         3,099,100
---------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc. 2                                                                   109,500         5,814,450
---------------------------------------------------------------------------------------------------------------------
U.S. Concrete, Inc. 1                                                                      139,300         1,539,265
                                                                                                     ----------------
                                                                                                          17,169,315

---------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
AEP Industries, Inc. 1                                                                      10,500           350,910
---------------------------------------------------------------------------------------------------------------------
AptarGroup, Inc.                                                                            25,400         1,260,094
---------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                             29,500           903,290
---------------------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc. 1,2                                                              47,600           428,400
---------------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1                                                                   29,200           110,668
---------------------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A 2                                                                        74,000         5,547,040
---------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc. 2                                                                   198,600         3,413,934
---------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                 250,300         5,511,606

                   42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING Continued
Pactiv Corp. 1                                                                             231,900   $     5,739,525
---------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                                                      92,100         1,468,995
---------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                      242,300         8,967,523
---------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                         11,000           348,150
---------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                        118,200         5,067,234
                                                                                                     ----------------
                                                                                                          39,117,369

---------------------------------------------------------------------------------------------------------------------
METALS & MINING--4.3%
A. M. Castle & Co. 2                                                                        94,400         3,044,400
---------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp. 1,2                                                                 959,500        13,269,885
---------------------------------------------------------------------------------------------------------------------
Aleris International, Inc. 1,2                                                             176,100         8,074,185
---------------------------------------------------------------------------------------------------------------------
AMCOL International Corp. 2                                                                 91,200         2,403,120
---------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                                     779,600         1,599,287
---------------------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                                                       102,100         2,128,785
---------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                 120,000        13,860,000
---------------------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                                                   232,600         8,301,494
---------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co. 1,2                                                                    181,715        13,087,114
---------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                                                    92,100         7,302,609
---------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                      284,000         7,298,800
---------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                                                      37,600           938,120
---------------------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                                          1,276,100         1,543,255
---------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                                      36,900           350,390
---------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc. 2                                                               120,400         3,491,600
---------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                         111,200         4,153,937
---------------------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                                        300,700         1,632,395
---------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                       23,700           747,751
---------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                       26,600           842,688
---------------------------------------------------------------------------------------------------------------------
Metal Management, Inc.                                                                     240,700         7,370,234

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

METALS & MINING Continued
Olympic Steel, Inc. 2                                                                       61,100   $     2,162,329
---------------------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                                             315,273        13,578,808
---------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                              179,376        14,879,239
---------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1,2                                                          41,400         2,311,776
---------------------------------------------------------------------------------------------------------------------
Ryerson, Inc. 2                                                                            217,400         5,869,800
---------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                                                         205,600         7,294,688
---------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                                     268,300        17,638,042
---------------------------------------------------------------------------------------------------------------------
Steel Technologies, Inc. 2                                                                  15,300           297,432
---------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                   38,700         2,713,644
---------------------------------------------------------------------------------------------------------------------
Wheeling-Pittsburgh Corp. 1,2                                                               48,100           956,709
---------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                                             599,162        12,552,444
                                                                                                     ----------------
                                                                                                         181,694,960

---------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc. 1,2                                                              84,700           647,108
---------------------------------------------------------------------------------------------------------------------
Deltic Timber Corp. 2                                                                       32,100         1,809,477
---------------------------------------------------------------------------------------------------------------------
Glatfelter 2                                                                               212,200         3,367,614
---------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                    285,000         6,241,500
---------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                          44,900         1,254,057
---------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                                                         9,000           274,050
                                                                                                     ----------------
                                                                                                          13,593,806

---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Alaska Communications Systems Group, Inc. 2                                                204,400         2,585,660
---------------------------------------------------------------------------------------------------------------------
AXXENT, Inc. 1,4                                                                           100,000                --
---------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                           168,100         6,244,915
---------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                                    731,600         2,999,560

                   43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Citizens Communications Co.                                                                479,200   $     6,253,560
---------------------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                                                     4,000           132,640
---------------------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                                                  24,700           410,761
---------------------------------------------------------------------------------------------------------------------
CT Communications, Inc. 2                                                                   19,200           439,104
---------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc. 2                                                           127,600         1,837,440
---------------------------------------------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                                                      77,400           953,568
---------------------------------------------------------------------------------------------------------------------
Golden Telecom, Inc. 2                                                                       8,600           218,010
---------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                                                            48,700         1,342,172
---------------------------------------------------------------------------------------------------------------------
Vonage Holdings Corp. 1,2                                                                  257,900         2,215,361
                                                                                                     ----------------
                                                                                                          25,632,751

---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
@Road, Inc. 1                                                                              112,900           623,208
---------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp. 2                                                           36,300           188,760
---------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                                                     288,500         2,230,105
---------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 1                                                         83,800         3,976,310
---------------------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1,2                                                                        662,700         6,852,318
                                                                                                     ----------------
                                                                                                          13,870,701

---------------------------------------------------------------------------------------------------------------------
UTILITIES--2.1%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
ALLETE, Inc. 2                                                                              23,400         1,107,990
---------------------------------------------------------------------------------------------------------------------
Cleco Corp. 2                                                                              307,500         7,149,375
---------------------------------------------------------------------------------------------------------------------
El Paso Electric Co. 1,2                                                                    18,800           379,008

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES Continued
Green Mountain Power Corp.                                                                     800   $        27,192
---------------------------------------------------------------------------------------------------------------------
IDACORP, Inc. 2                                                                            161,600         5,541,264
---------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                       171,500         4,043,970
---------------------------------------------------------------------------------------------------------------------
UIL Holdings Corp. 2                                                                        56,500         3,180,385
                                                                                                     ----------------
                                                                                                          21,429,184

---------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Canadian Hydro Developers, Inc. 1                                                          406,000         1,883,974
---------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Atmos Energy Corp.                                                                         151,500         4,228,365
---------------------------------------------------------------------------------------------------------------------
Cascade Natural Gas Corp. 2                                                                  5,500           115,995
---------------------------------------------------------------------------------------------------------------------
Laclede Group, Inc. (The) 2                                                                 79,500         2,731,620
---------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                                               117,100         5,477,938
---------------------------------------------------------------------------------------------------------------------
Nicor, Inc. 2                                                                              207,600         8,615,400
---------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                                                                  9,600           355,488
---------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                183,300         6,239,532
---------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp. 2                                                                     150,900         5,418,819
---------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp. 2                                                                       32,300         1,012,282
---------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                  214,300         5,276,066
                                                                                                     ----------------
                                                                                                          39,471,505

---------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Alliant Energy Corp.                                                                       148,400         5,090,120
---------------------------------------------------------------------------------------------------------------------
Avista Corp. 2                                                                             373,000         8,515,590
---------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc. 2                                                                 407,200         5,090,000
---------------------------------------------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                                                     76,400         3,667,200
---------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                            2,500            59,825
---------------------------------------------------------------------------------------------------------------------
OGE Energy Corp. 2                                                                         127,000         4,448,810
                                                                                                     ----------------
                                                                                                          26,871,545
                                                                                                     ----------------

Total Common Stocks
(Cost $3,631,560,941)                                                                                  4,243,553,722

                   44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                                               VALUE
                                                                                            SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--0.0%
---------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv., Non-Vtg.
(Cost $93,159)                                                                               1,740   $       119,181

                                                                                          PRINCIPAL
                                                                                            AMOUNT
-----------------------------------------------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS--1.5%
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 63.79% in joint repurchase agreement
(Principal Amount/Value $100,411,000, with a maturity value of $100,447,817)
with Cantor Fitzgerald & Co./Cantor Fitzgerald Securities, 4.40%, dated 6/30/06, to be repurchased at $64,071,484 on 7/3/06, collateralized by U.S. Treasury Bonds,
6.125%-8.75%, 8/15/20-11/15/27, with a value of $102,610,350
(Cost $64,048,000)                                                                     $    64,048,000       64,048,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned)
(Cost $3,695,702,100)                                                                                     4,307,720,903

-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--24.0%
-----------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--2.1%
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Cl. A2A, 5.40%, 7/25/06 5             9,392,124        9,392,124
-----------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 4AV1, 5.43%, 7/25/06 5            3,897,080        3,897,080
-----------------------------------------------------------------------------------------------------------------------
GE-WMC Mortgage Securities LLC, Series 2005-2, Cl. A2A, 5.42%, 7/25/06 5                     2,226,598        2,226,598

                                                                                          PRINCIPAL               VALUE
                                                                                            AMOUNT           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------

ASSET BACKED FLOATING NOTE Continued
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.41%, 7/25/06 5                      $     4,060,631    $   4,060,631
-----------------------------------------------------------------------------------------------------------------------
Money Market Trust, Series A, 5.27%, 7/17/06 5                                               7,000,000        7,000,000
-----------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Series 2006 BC1,
Cl. A2A, 5.40%, 7/25/06 5                                                                   15,852,739       15,852,739
-----------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series 2005-11, Cl. A4, 5.41%, 7/25/06 5            11,422,003       11,422,003
-----------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.38%, 9/15/06 5                                               34,584,750       34,584,750
-----------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.38%, 9/15/06 5                                                1,415,250        1,415,250
-----------------------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTES--1.7%
Bank of America, 5.32%, 7/3/06 5                                                            17,999,711       17,999,711
-----------------------------------------------------------------------------------------------------------------------
National City Bank Cleveland, 5.36%, 7/3/06 5                                               11,998,256       11,998,256
-----------------------------------------------------------------------------------------------------------------------
U.S. Bank NA, 5.34%, 7/31/06 5                                                              17,995,043       17,995,043
-----------------------------------------------------------------------------------------------------------------------
World Savings Bank FSB, 5.25%, 7/19/06 5                                                    25,000,000       25,000,000
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--1.4%
Bavaria Universal Funding Corp., 5.15%, 7/5/06 5                                            34,855,362       34,855,362
-----------------------------------------------------------------------------------------------------------------------
Fortis Luxembourg Funding SA, 5%, 7/5/06 5                                                  24,735,313       24,735,313

                   45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------

FUNDING AGREEMENT/GUARANTEED INVESTMENT
CONTRACT--1.3%
Metropolitan Life Insurance Co., 5.17%, 7/3/06 5                                  $       20,000,000   $    20,000,000
-----------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.18%, 7/26/06 5                                           15,000,000        15,000,000
-----------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.25%, 7/31/06 5                                           18,000,000        18,000,000
-----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.7%
Undivided interest of 6.67% in joint repurchase agreement (Principal
Amount/Value $300,000,000, with a maturity value of $300,135,000) with GX
Clarke, 5.40%, dated 6/30/06, to be repurchased at $20,009,000 on 7/3/06, collateralized by U.S. Agency Mortgages, 0%-7.625%, 7/5/06-7/15/32, with a value
of $306,002,614 5                                                                         20,000,000        20,000,000
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.86% in joint repurchase agreement (Principal
Amount/Value $4,500,000,000, with a maturity value of $4,502,006,250) with
Nomura Securities, 5.35%, dated 6/30/06, to be repurchased at $173,984,265 on
7/3/06, collateralized by U.S. Agency Mortgages, 0.00%--8.50%, 3/1/07--3/1/43,
with a value of $4,590,000,000 5                                                         173,906,732       173,906,732
-----------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.15% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,444,375) with Bank of America NA, 5.3325%, dated 6/30/06, to be repurchased at $51,570,198 on
7/3/06, collateralized by U.S. Agency Mortgages, 5%, 6/1/35, with a value of
$1,020,000,000 5                                                                          51,547,292        51,547,292
-----------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--2.1%
CDC Financial Products, Inc., 5.41%, 7/3/06 5                                             30,000,000        30,000,000

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------

MASTER FLOATING NOTE Continued
Citigroup Global Markets, Inc., 5.38%, 7/3/06 5                                   $       36,000,000   $    36,000,000
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, 5.41%, 7/3/06 5                                           25,000,000        25,000,000
-----------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--6.7%
American Express Credit Corp., 5.21%, 7/17/06 5                                            4,000,000         4,000,000
-----------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.02%, 7/5/06 5                                            5,003,844         5,003,844
-----------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.02%, 7/5/06 5                                            5,003,844         5,003,844
-----------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.07%, 7/18/06 5                                            25,000,000        25,000,000
-----------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.27%, 9/8/06 5                                             25,000,000        25,000,000
-----------------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 7/3/06 5                                                             16,000,000        16,000,000
-----------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 5.37%, 7/3/06 5                                                        4,998,736         4,998,736
-----------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/3/06 5                                                              3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 7/3/06 5                                                              3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.38%, 7/3/06 5                                                             13,995,083        13,995,083
-----------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.38%, 7/3/06 5                                                              6,997,546         6,997,546
-----------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 5.37%, 7/3/06 5                                                      3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 5.28%, 7/24/06 5                                                      2,000,000         2,000,000
-----------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 5.38%, 7/3/06 5                                                        3,999,325         3,999,325
-----------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 5.38%, 7/3/06 5                                                       18,996,663        18,996,663

                   46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------

MEDIUM-TERM FLOATING NOTE Continued
Goldman Sachs Group, Inc., 5.47%, 7/3/06 5                                        $        5,000,000   $     5,000,000
-----------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.13%, 7/6/06 5                                                        3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
Islandsbanki HF Corp., 5.34%, 7/24/06 5                                                   10,000,000        10,000,000
-----------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 5.39%, 7/3/06 5                                                              5,997,366         5,997,366
-----------------------------------------------------------------------------------------------------------------------
Landsbanki Islands, 5.29%, 7/17/06 5                                                      26,000,000        26,000,000
-----------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 5.37%, 7/3/06 5                                                         2,000,025         2,000,025
-----------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.36%, 7/31/06 5                                                  3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.37%, 7/3/06 5                                                  30,000,000        30,000,000
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.23%, 7/3/06 5                                                           22,000,000        22,000,000
-----------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 5.37%, 7/3/06 5                                                       7,000,000         7,000,000
-----------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.30%, 7/25/06 5                                                     20,000,204        20,000,204
-----------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.34%, 7/3/06 5                                                      14,999,596        14,999,596
-----------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--3.0%
Calyon NY, 5.32%, 7/3/06 5                                                                   999,986           999,986
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston NY, 5.34%, 7/31/06 5                                           25,000,000        25,000,000
-----------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.22%, 7/17/06 5                                           27,995,377        27,995,377
-----------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.37%, 7/3/06 5                                             2,000,000         2,000,000

                                                                                           PRINCIPAL             VALUE
                                                                                              AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------

YANKEE FLOATING CERTIFICATE OF DEPOSIT Continued
Natexis Banques Populaires NY, 5.39%, 7/3/06 5                                    $        3,999,321   $     3,999,321
-----------------------------------------------------------------------------------------------------------------------
Nordea Bank New York, 5.32%, 7/3/06 5                                                     20,298,088        20,298,088
-----------------------------------------------------------------------------------------------------------------------
Unicredito Italiano NY, 4.98%, 7/5/06 5                                                   24,995,214        24,995,214
-----------------------------------------------------------------------------------------------------------------------
Unicredito Italiano NY, 5.32%, 7/3/06 5                                                   24,999,659        24,999,659
                                                                                                       ----------------
Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $1,031,168,761)                                                                             1,031,168,761
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $4,726,870,861)                                                                          124.3%    5,338,889,664
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (24.3)   (1,042,818,094)
                                                                                  -------------------------------------
NET ASSETS                                                                                     100.0%  $ 4,296,071,570
                                                                                  =====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $2,679,946 or 0.06% of the Fund's net assets as of June 30, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $1,858,939, which represents 0.04%
of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $4,726,870,861)--see accompanying statement of investments   $ 5,338,889,664
---------------------------------------------------------------------------------------------------------
Cash                                                                                             787,563
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                            18,576,009
Investments sold                                                                              18,332,853
Interest and dividends                                                                         3,572,877
Other                                                                                             42,813
                                                                                         ----------------
Total assets                                                                               5,380,201,779

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                 1,031,302,158
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         42,173,584
Shares of beneficial interest redeemed                                                         6,863,629
Distribution and service plan fees                                                             2,372,436
Transfer and shareholder servicing agent fees                                                    824,781
Shareholder communications                                                                       387,939
Trustees' compensation                                                                            30,400
Other                                                                                            175,282
                                                                                         ----------------
Total liabilities                                                                          1,084,130,209

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 4,296,071,570
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $       195,425
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 3,422,974,596
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (343,710)
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions               261,226,218
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                612,019,041
                                                                                         ----------------
NET ASSETS                                                                               $ 4,296,071,570
                                                                                         ================

                   48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,584,254,180 and
116,028,292 shares of beneficial interest outstanding)                                                 $  22.27
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)        $  23.63
----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $501,741,675 and 23,955,558 shares of beneficial
interest outstanding)                                                                                  $  20.94
----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $600,330,503 and 28,568,791 shares of beneficial
interest outstanding)                                                                                  $  21.01
----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $192,088,970 and 8,782,480 shares of beneficial
interest outstanding)                                                                                  $  21.87
----------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$417,656,242 and 18,090,048 shares of beneficial interest outstanding)                                 $  23.09

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $153,546)                                $    32,652,953
---------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                        3,355,814
---------------------------------------------------------------------------------------------------------
Interest                                                                                      2,395,350
---------------------------------------------------------------------------------------------------------
Other income                                                                                     63,068
                                                                                        ----------------
Total investment income                                                                      38,467,185

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                              22,260,586
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                       5,051,303
Class B                                                                                       5,123,730
Class C                                                                                       5,429,086
Class N                                                                                         813,161
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                       5,161,952
Class B                                                                                       1,337,042
Class C                                                                                       1,161,010
Class N                                                                                         574,745
Class Y                                                                                          79,602
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                         403,842
Class B                                                                                         154,794
Class C                                                                                         113,942
Class N                                                                                          11,346
Class Y                                                                                             378
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           41,687
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      29,258
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                       1,500
---------------------------------------------------------------------------------------------------------
Other                                                                                           241,023
                                                                                        -----------------
Total expenses                                                                               47,989,987
Less reduction to custodian expenses                                                             (1,688)
Less waivers and reimbursements of expenses                                                     (18,435)
                                                                                        -----------------
Net expenses                                                                                 47,969,864

---------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                          (9,502,679)

                   50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                              $   425,044,113
Foreign currency transactions                                                                  1,528,352
                                                                                         ----------------
Net realized gain                                                                            426,572,465
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                  117,509,025
Translation of assets and liabilities denominated in foreign currencies                        2,447,365
                                                                                         ----------------
Net change in unrealized appreciation                                                        119,956,390

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $   537,026,176
                                                                                         ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                          2006              2005
----------------------------------------------------------------------------------------------------

OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment loss                                               $    (9,502,679)  $   (11,564,146)
----------------------------------------------------------------------------------------------------
Net realized gain                                                     426,572,465       249,472,058
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 119,956,390        80,889,536
                                                                  ----------------------------------
Net increase in net assets resulting from operations                  537,026,176       318,797,448

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              (123,396,354)     (125,319,501)
Class B                                                               (35,378,149)      (49,474,404)
Class C                                                               (36,694,343)      (43,432,706)
Class N                                                               (10,529,852)      (10,035,672)
Class Y                                                               (18,625,659)       (5,774,095)

----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                               849,583,069       330,405,181
Class B                                                               (55,527,250)       17,405,073
Class C                                                                81,658,704        59,944,813
Class N                                                                48,842,294        41,110,533
Class Y                                                               159,430,395       205,189,367

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Total increase                                                      1,396,389,031       738,816,037
----------------------------------------------------------------------------------------------------
Beginning of period                                                 2,899,682,539     2,160,866,502
                                                                  ----------------------------------

End of period (including accumulated net investment loss of
$343,710 and $229,383, respectively)                              $ 4,296,071,570   $ 2,899,682,539
                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED JUNE 30,                              2006            2005            2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     20.17     $     19.52     $     14.78     $   15.12     $   15.02
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.02) 1         (.04) 1         (.10)         (.08)         (.08)
Net realized and unrealized gain (loss)                    3.59            2.65            4.84          (.26)          .19
                                                    -------------------------------------------------------------------------
Total from investment operations                           3.57            2.61            4.74          (.34)          .11
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (1.47)          (1.96)             --            --          (.01)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $     22.27     $     20.17     $     19.52     $   14.78     $   15.12
                                                    =========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        18.22%          13.82%          32.07%        (2.25)%        0.71%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 2,584,254     $ 1,557,307     $ 1,177,389     $ 584,052     $ 512,337
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 2,040,757     $ 1,325,846     $   904,397     $ 490,057     $ 386,221
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.07)%         (0.20)%         (0.42)%       (0.59)%       (0.50)%
Total expenses                                             1.15%           1.19%           1.17%         1.39%         1.37%
Expenses after payments and waivers and
reduction to custodian expenses                            1.15%           1.19%           1.17%         1.36%         1.37%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     102%            132%            127%          117%          134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B   YEAR ENDED JUNE 30,                              2006            2005            2004          2003          2002
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     19.19     $     18.79     $     14.35     $   14.79     $   14.80
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.18) 1         (.18) 1         (.20)         (.14)         (.12)
Net realized and unrealized gain (loss)                    3.40            2.54            4.64          (.30)          .12
                                                    -------------------------------------------------------------------------
Total from investment operations                           3.22            2.36            4.44          (.44)           --
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (1.47)          (1.96)             --            --          (.01)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     20.94     $     19.19     $     18.79     $   14.35     $   14.79
                                                    =========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.29%          12.98%          30.94%        (2.98)%       (0.02)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   501,742     $   510,183     $   482,028     $ 330,174     $ 285,102
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   512,657     $   490,050     $   432,160     $ 268,057     $ 218,939
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.85)%         (0.98)%         (1.26)%       (1.34)%       (1.25)%
Total expenses                                             1.92%           1.97%           2.01%         2.21%         2.12%
Expenses after payments and waivers and
reduction to custodian expenses                            1.92%           1.97%           2.01%         2.11%         2.12%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     102%            132%            127%          117%          134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS C   YEAR ENDED JUNE 30,                            2006              2005            2004            2003           2002
---------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   19.24       $     18.82       $   14.36       $   14.79      $   14.81
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.16) 1           (.17) 1         (.17)           (.13)          (.10)
Net realized and unrealized gain (loss)                  3.40              2.55            4.63            (.30)           .09
                                                    -----------------------------------------------------------------------------
Total from investment operations                         3.24              2.38            4.46            (.43)          (.01)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (1.47)            (1.96)             --              --           (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   21.01       $     19.24       $   18.82       $   14.36      $   14.79
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      17.35%            13.07%          31.06%          (2.91)%        (0.09)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 600,331       $   473,099       $ 402,056       $ 238,717      $ 186,108
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 543,420       $   433,888       $ 340,201       $ 186,380      $ 127,393
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.79)%           (0.91)%         (1.17)%         (1.30)%        (1.23)%
Total expenses                                           1.87% 4           1.90% 4,5       1.91% 4,5       2.07% 4        2.12% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   102%              132%            127%            117%           134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N   YEAR ENDED JUNE 30,                           2006            2005            2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    19.90      $    19.33      $    14.69      $    15.05      $    15.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.09) 1         (.10) 1         (.14)           (.11)           (.12)
Net realized and unrealized gain (loss)                 3.53            2.63            4.78            (.25)            .18
                                                  ----------------------------------------------------------------------------
Total from investment operations                        3.44            2.53            4.64            (.36)            .06
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (1.47)          (1.96)             --              --            (.01)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    21.87      $    19.90      $    19.33      $    14.69      $    15.05
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     17.79%          13.53%          31.59%          (2.39)%          0.38%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  192,089      $  129,631      $   84,678      $   41,474      $   14,557
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  162,869      $  105,497      $   65,107      $   24,417      $    5,924
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.40)%         (0.50)%         (0.77)%         (0.83)%         (0.66)%
Total expenses                                          1.49%           1.54%           1.61%           1.64%           1.65%
Expenses after payments and waivers and
reduction to custodian expenses                         1.48%           1.50%           1.52%           1.60%           1.65%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  102%            132%            127%            117%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS Y  YEAR ENDED JUNE 30,                            2006            2005            2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    20.76      $    19.94      $    15.03      $    15.27      $    15.11
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .10 1           .08 1          (.03)           (.07)           (.10)
Net realized and unrealized gain (loss)                 3.70            2.70            4.94            (.17)            .27
                                                  ----------------------------------------------------------------------------
Total from investment operations                        3.80            2.78            4.91            (.24)            .17
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                   (1.47)          (1.96)             --              --            (.01)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    23.09      $    20.76      $    19.94      $    15.03      $    15.27
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     18.83%          14.41%          32.67%          (1.57)%          1.11%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  417,656      $  229,463      $   14,714      $    7,637      $    1,619
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  314,236      $   84,470      $   11,428      $    3,460      $      813
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   0.42%           0.39%           0.06%           0.00%           0.01%
Total expenses                                          0.66%           0.69%           0.70%           0.79%           0.97%
Expenses after payments and waivers and
reduction to custodian expenses                         0.66%           0.69%           0.70%           0.79%           0.93%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  102%            132%            127%            117%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The
Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its

                   58 | OPPENHEIMER MAIN STREET SMALL CAP FUND

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the
Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                   59 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $  103,897,217   $ 167,148,335            $ 113,394        $ 601,999,793

1. The Fund had $113,394 of post-October passive foreign investment company losses which were deferred.

2. During the fiscal year ended June 30, 2006, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended June 30, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for June 30, 2006. Net assets of the
Fund were unaffected by the reclassifications.

                                   REDUCTION TO                 REDUCTION TO
                                    ACCUMULATED              ACCUMULATED NET
    INCREASE TO                  NET INVESTMENT                REALIZED GAIN
    PAID-IN CAPITAL                        LOSS             ON INVESTMENTS 4
    ------------------------------------------------------------------------
    $ 30,704,950                    $ 9,388,352                 $ 40,093,302

4. $30,704,950, including $18,935,124 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended June 30, 2006 and
June 30, 2005 was as follows:

                                             YEAR ENDED           YEAR ENDED
                                          JUNE 30, 2006        JUNE 30, 2005
    ------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                       $  39,998,944        $          --
    Long-term capital gain                  184,625,413          234,036,378
                                          ----------------------------------
    Total                                 $ 224,624,357        $ 234,036,378
                                          ==================================

                   60 | OPPENHEIMER MAIN STREET SMALL CAP FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities    $ 4,736,890,109
                                                ===============

              Gross unrealized appreciation     $   710,126,293
              Gross unrealized depreciation        (108,126,500)
                                                ---------------
              Net unrealized appreciation       $   601,999,793
                                                ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the

                   61 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund during the period. At June 30, 2006, the Fund had $1,097 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JUNE 30, 2006       YEAR ENDED JUNE 30, 2005
                                   SHARES            AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------

CLASS A
Sold                           52,995,248   $ 1,162,183,582    29,883,300   $  581,531,206
Dividends and/or
distributions reinvested        5,536,169       115,207,421     6,060,495      117,210,057
Redeemed                      (19,694,701)     (427,807,934)  (19,074,602)    (368,336,082)
                              -------------------------------------------------------------
Net increase                   38,836,716   $   849,583,069    16,869,193   $  330,405,181
                              =============================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                            3,108,091   $    64,354,603     3,932,600   $   73,132,885
Dividends and/or
distributions reinvested        1,686,726        33,161,089     2,487,110       45,961,791
Redeemed                       (7,423,199)     (153,042,942)   (5,486,270)    (101,689,603)
                              -------------------------------------------------------------
Net increase (decrease)        (2,628,382)  $   (55,527,250)      933,440   $   17,405,073
                              =============================================================

                   62 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                   YEAR ENDED JUNE 30, 2006       YEAR ENDED JUNE 30, 2005
                                   SHARES            AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------

CLASS C
Sold                            7,327,220   $   152,216,805     6,186,055   $  115,132,419
Dividends and/or
distributions reinvested        1,629,148        32,126,716     2,070,707       38,349,492
Redeemed                       (4,976,579)     (102,684,817)   (5,028,179)     (93,537,098)
                               ------------------------------------------------------------
Net increase                    3,979,789   $    81,658,704     3,228,583   $   59,944,813
                               ============================================================

-------------------------------------------------------------------------------------------
CLASS N
Sold                            4,247,927   $    91,418,231     3,124,670   $   60,311,468
Dividends and/or
distributions reinvested          490,823        10,052,147       506,098        9,671,541
Redeemed                       (2,471,177)      (52,628,084)   (1,496,199)     (28,872,476)
                               ------------------------------------------------------------
Net increase                    2,267,573   $    48,842,294     2,134,569   $   41,110,533
                               ============================================================

-------------------------------------------------------------------------------------------
CLASS Y
Sold                            8,542,508   $   193,792,968    11,241,374   $  223,482,775
Dividends and/or
distributions reinvested          864,309        18,599,939       290,730        5,773,899
Redeemed                       (2,367,710)      (52,962,512)   (1,218,969)     (24,067,307)
                               ------------------------------------------------------------
Net increase                    7,039,107   $   159,430,395    10,313,135   $  205,189,367
                               ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2006, were as follows:

                                           PURCHASES             SALES
       ---------------------------------------------------------------
       Investment securities         $ 4,473,106,413   $ 3,614,036,650

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE JULY 1, 2005 TO DECEMBER 31, 2005       FEE SCHEDULE EFFECTIVE JANUARY 1, 2006
-----------------------------------------------------------------------------------------------

Up to $200 million of net assets          0.75%      Up to $200 million of net assets      0.75%
Next $200 million of net assets           0.72       Next $200 million of net assets       0.72
Next $200 million of net assets           0.69       Next $200 million of net assets       0.69
Next $200 million of net assets           0.66       Next $200 million of net assets       0.66
Over $800 million of net assets           0.60       Next $4.2 billion of net assets       0.60
                                                     Over $5 billion of net assets         0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

                   63 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended June 30, 2006, the Fund paid
$8,101,497 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2006 for Class B, Class C and
Class N shares were $4,087,011, $6,669,339 and $1,817,140, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                   64 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                    CLASS A        CLASS B        CLASS C        CLASS N
                     CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                   FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
               SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                 RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED       DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
----------------------------------------------------------------------------------------

June 30, 2006     $1,220,212         $2,897       $673,707        $51,076        $91,636

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2006, OFS waived $18,435 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

      As of June 30, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                   65 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES Continued

                           ACQUISITION             VALUATION AS OF    UNREALIZED
SECURITY                         DATES       COST    JUNE 30, 2006  APPRECIATION
--------------------------------------------------------------------------------
Mission Oil & Gas, Inc.        1/18/05  $ 426,485      $ 1,009,033     $ 582,548
Tusk Energy Corp.             11/15/04    492,524          849,906       357,382
                                        ----------------------------------------
                                        $ 919,009      $ 1,858,939     $ 939,930
                                        ========================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $1,016,124,222, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as
"Investments sold." Collateral of $1,031,302,158 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as

                   66 | OPPENHEIMER MAIN STREET SMALL CAP FUND

nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on
May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                   67 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                   Appendix A

                            Industry Classifications

Aerospace & Defense                               Household Products
Air Freight & Couriers                            Industrial Conglomerates
Airlines                                              Insurance
Auto Components                                       Internet & Catalog Retail
Automobiles                                           Internet Software & Services
Beverages                                             IT Services
Biotechnology                                         Leisure Equipment & Products
Building Products                                     Machinery
Chemicals                                             Marine
Consumer Finance                                      Media
Commercial Banks                                      Metals & Mining
Commercial Services & Supplies                    Multiline Retail
Communications Equipment                              Multi-Utilities
Computers & Peripherals                           Office Electronics
Construction & Engineering                        Oil & Gas
Construction Materials                                Paper & Forest Products
Containers & Packaging                            Personal Products
Distributors                                          Pharmaceuticals
Diversified Financial Services                        Real Estate
Diversified Telecommunication Services                Road & Rail
Electric Utilities                                    Semiconductors and Semiconductor Equipment
Electrical Equipment                                  Software
Electronic Equipment & Instruments                Specialty Retail
Energy Equipment & Services                       Textiles, Apparel & Luxury Goods
Food & Staples Retailing                          Thrifts & Mortgage Finance
Food Products                                         Tobacco
Gas Utilities                                         Trading Companies & Distributors
Health Care Equipment & Supplies                  Transportation Infrastructure
Health Care Providers & Services                  Water Utilities
Hotels Restaurants & Leisure                      Wireless Telecommunication Services
Household Durables

                                   Appendix B

           OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
Prospectus and Statement of Additional Information of the applicable Oppenheimer funds,  the term  "Retirement  Plan" refers to the following  types of plans: 1)
plans  created or  qualified  under  Sections  401(a) or 401(k) of the  Internal
Revenue Code, 2) non-qualified  deferred compensation plans, 3) employee benefit plans(4) 4) Group  Retirement  Plans(5) 5) 403(b)(7)  custodial plan accounts 6)
Individual Retirement Accounts ("IRAs"),  including traditional IRAs, Roth IRAs,
SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge
(unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(6) This waiver provision applies to:
|_| Purchases of Class A shares aggregating $1 million or more.
|_|           Purchases of Class A shares by a Retirement Plan that was
              permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
              1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of
              $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made: 1) through a broker,  dealer, bank or registered  investment adviser  that has made  special  arrangements  with the  Distributor  for  those purchases,  or 2) by a  direct  rollover  of a  distribution  from  a  qualified
Retirement Plan if the administrator of that Plan has made special  arrangements with the Distributor for those purchases.
|_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is  performed by Merrill  Lynch Pierce  Fenner &
Smith,  Inc.  ("Merrill  Lynch") on a daily  valuation  basis for the Retirement
Plan. On the date the plan sponsor signs the  record-keeping  service  agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a)  mutual  funds,  other than  those  advised  or managed by Merrill  Lynch
Investment  Management,  L.P. ("MLIM"),  that are made available under a Service
Agreement  between Merrill Lynch and the mutual fund's principal  underwriter or distributor,  and (b) funds  advised or managed by MLIM (the funds  described in
(a) and (b) are referred to as "Applicable Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record keeper whose services are provided under a contract or arrangement  between the Retirement  Plan and Merrill Lynch.  On the date the plan sponsor signs the record keeping service  agreement with Merrill Lynch, the
Plan must have $5 million or more of its assets  (excluding  assets  invested in money market funds) invested in Applicable Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with  Merrill  Lynch  and on the  date the plan  sponsor  signs  that agreement,  the Plan has 500 or more eligible  employees  (as  determined by the
Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

     Waivers of Initial  and  Contingent  Deferred  Sales  Charges  for  Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|           The Manager or its affiliates.
|_|           Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
              relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|           Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
              Distributor for that purpose.
|_|           Dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|           Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers
              (and which are identified as such to the Distributor) or with the
              Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|           Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|           Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|           "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the
              Distributor for those purchases.
|_|           Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor)
              who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial
              intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|           Directors, trustees, officers or full-time employees of OpCap
              Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|           Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|           A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|           Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|           Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the
              Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those
              purchases.
|_|           A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
              Advisors) whose Class B or Class C shares of a Former Quest for
              Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on
              November 24, 1995.
|_|           A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund
              clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
|_|           Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B.   Waivers of the Class A Initial and Contingent Deferred Sales Charges in
     Certain Transactions.

1.   Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|           Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|           Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|           Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
              recordkeepers.
|_|           Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|           Shares purchased in amounts of less than $5.

2.   Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25%
     is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|  Retirement Plans that have $5 million or more in plan assets.
|_|  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|           To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|           Involuntary redemptions of shares by operation of law or
              involuntary redemptions of small accounts (please refer to
              "Shareholder Account Rules and Policies," in the applicable fund
              Prospectus).
|_|           For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the
              Internal Revenue Code) of the participant
              or beneficiary. The death or disability must occur after the participant's account was established.
              2) To return excess contributions.
              3) To return contributions made due to a mistake of fact. 4)
              Hardship withdrawals, as defined in the plan.(7)
              5) Under a Qualified Domestic Relations Order, as defined in the
              Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
              Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code. 7) To make "substantially equal periodic payments"
              as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries. 9) Separation from service.(8)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
                  arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.
|_|           For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|           For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|           For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the
              Distributor.

III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.       Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|           Shares redeemed involuntarily, as described in "Shareholder
              Account Rules and Policies," in the applicable Prospectus.
|_|           Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|           The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
|_|           Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|           Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill
              Lynch.
|_|           Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|           Redemptions of Class C shares of an Oppenheimer fund in amounts of
              $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement
              Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more
              Oppenheimer funds.
|_|           Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2) To return excess contributions made to a participant's account.
              3) To return contributions made due to a mistake of fact. 4) To make hardship withdrawals, as defined in the plan.(10)
              5) To make distributions required under a Qualified Domestic
              Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code. 7) To make "substantially equal periodic payments"
              as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.(11) 9) On account of the participant's separation from service.(12)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or
                  "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an
                  Automatic Withdrawal Plan after the participant reaches age 59
                  1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal
                  Plan for an account other than a Retirement Plan, if the
                  aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by
                  broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|           Redemptions of Class B shares or Class C shares under an Automatic
              Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|           Shares sold to the Manager or its affiliates.
|_|           Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|           Shares issued in plans of reorganization to which the Fund is a party.
|_|           Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
              Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
     Funds Who Were Shareholders of Former Quest for Value Funds
--------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:

     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Fund                 Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November
24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|           acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value
              Funds, or
|_|           purchased by such shareholder by exchange of shares of another
              Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.       Reductions or Waivers of Class A Sales Charges.

|X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations"
formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least 10 but not more than    2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

     |X|  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
shares  purchased  by the  following  investors  are not  subject to any Class A
initial  or  contingent   deferred  sales  charges:   o  Shareholders  who  were
shareholders  of the AMA Family of Funds on February  28, 1991 and who  acquired shares of any of the Former  Quest for Value Funds by merger of a  portfolio  of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value
      Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent deferred sales charge will not apply to redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |X| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
the following  cases,  the  contingent  deferred sales charge will be waived for redemptions  of Class A, Class B or Class C shares of an  Oppenheimer  fund. The shares must have been  acquired  by the merger of a Former  Quest for Value Fund into the fund or by exchange  from an  Oppenheimer  fund that was a Former Quest for Value Fund or into  which  such fund  merged.  Those  shares  must have been purchased  prior to March 6, 1995 in  connection  with: o  withdrawals  under an automatic  withdrawal  plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required  minimum value of such accounts.

|X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
     o redemptions  following the death or disability of the  shareholder(s) (as evidenced by a  determination  of total  disability by the U.S.  Social Security
Administration);
o                 withdrawals under an automatic withdrawal plan (but only for
                  Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
   Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other
                  Former Connecticut Mutual Funds were $500,000 prior to March
                  18, 1996, as a result of direct purchases or purchases
                  pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and
                  Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated
                  companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
                  Connecticut Mutual Funds, provided the institution had an
                  agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1) by the estate of a deceased shareholder;
     2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
     Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county,  or city,  or any  instrumentality,  department, authority, or agency thereof,  that is prohibited by applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI. Special Reduced Sales Charge for Former Shareholders of Advance America
    Funds, Inc.

-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
     Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|           the Manager and its affiliates,
|_|           present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
              Additional Information) of the Fund, the Manager and its
              affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|           registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|           dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|           employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
              Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|           dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
              Class M shares of the Fund in specific investment products made available to their clients, and
|_|           dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior
              distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Main Street Small Cap Fund(R)

Internet Website:
         www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP (225.5677)

Custodian Bank
         JPMorgan Chase Bank
         4 Chase Metro Tech Center
         Brooklyn, New York 11245

Independent Registered Public Accounting Firm
         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202

Counsel to the Funds
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

Counsel to the Independent Trustees
         Bell, Boyd & Lloyd LLC
         70 West Madison Street, Suite 3100
         Chicago, Illinois 60602

PX0847.001.0806

---------------------------
(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees/Directors" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's
Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                      OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Declaration of Trust dated June 7, 2002: Previously filed with Registrant's Post-Effective Amendment No. 6, 8/23/02, and
incorporated herein by reference.

(b) Amended By-Laws dated October 24, 2000: Previously filed with Registrant's
Post-Effective Amendment No. 2, 10/27/00, and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

         (ii) Specimen Class B Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

         (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

         (iv) Specimen Class N Shares Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

         (v) Specimen Class Y Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

(d) Amended and Restated Investment Advisory Agreement dated January 1, 2006:
Filed herewith.

(e) (i) General Distributor's Agreement dated June 22, 1999: Previously filed with Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(iv) Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(v) Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor,
Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(vi) Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(f) Deferred Compensation Plan for Disinterested Trustees/Directors: Previously
filed with Post-Effective Amendment No. 40 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/98, and incorporated herein by reference.

(g) (i) Global Custody Agreement dated August 16, 2002: Previously filed with
Post-Effective Amendment No. 41 to the Registration Statement of Oppenheimer
Variable Account Funds (Reg. No. 2-93177), 4/28/03, and incorporated herein by reference.

         (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), 11/6/03, and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel dated June 30, 1999: Previously filed with
Registrant's Pre-Effective Amendment No. 1, 7/1/99, and incorporated herein by reference.

(j) Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k) Not applicable.

(l) Investment Letter dated June 28, 1999 from OppenheimerFunds, Inc. to
Registrant: Previously filed with Registrant's Pre-Effective Amendment No. 1,
7/1/99, and incorporated herein by reference.

(m) (i) Amended and Restated Service Plan and Agreement for Class A shares dated
October 28, 2005: Filed herewith.

         (ii) Distribution and Service Plan and Agreement for Class B shares dated October 28, 2005: Filed herewith.

         (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated October 28, 2005: Filed herewith.

         (iv) Distribution and Service Plan and Agreement for Class N Shares
dated October 28, 2005: Filed herewith.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), 9/27/05, and incorporated herein by reference.

(o) Powers of Attorney dated December 13, 2004 for all Trustees/Directors and
Officers: Previously filed with Post-Effective Amendment No. 44 to the
Registration Statement of Oppenheimer Variable Account Funds, 2/25/05, and
incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 31,
2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 13 to the Registration Statement of
Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and
Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------- ----------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.                   Other Business and Connections During the Past Two Years
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy L. Abbuhl,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emeline S. Adwers,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Agan,                             Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholders   Services,   Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,  Inc., Centennial Asset Management Corporation and OFI Private
                                  Investments.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carl Algermissen,                        Formerly  Associate Counsel & Legal Compliance Officer at Great West-Life &
Vice President & Associate Counsel       Annuity Insurance Co. (February 2004-October 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Amato,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik Anderson,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Beck Apostolopoulos,              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Janette Aprilante,                       Secretary   (since   December  2001)  of:   Centennial   Asset   Management
Vice President & Secretary               Corporation,   OppenheimerFunds   Distributor,   Inc.,   HarbourView  Asset
                                         Management   Corporation   (since  June  2003),   Oppenheimer   Real  Asset
                                         Management,   Inc.,  Shareholder  Financial  Services,   Inc.,  Shareholder
                                         Services,  Inc., Trinity Investment  Management  Corporation (since January
                                         2005),  OppenheimerFunds  Legacy  Program,  OFI  Private  Investments  Inc.
                                         (since June 2003) and OFI Institutional Asset Management,  Inc. (since June
                                         2003). Assistant Secretary of OFI Trust Company (since December 2001).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hany S. Ayad,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Baker,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Bailey,                         Senior Vice President of  Shareholder  Services,  Inc.  (since March 2006).
Senior Vice President                    Formerly  Vice  President at T. Row Price Group  (September  2000 - January
                                     2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Baldwin,                         President  and  Director  of  Shareholder  Financial  Services,   Inc.  and
Executive Vice President                 Shareholder  Services,  Inc.  Formerly  Managing  Director at Deutsche Bank
                                         (March 2001 - March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Banta,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joanne Bardell,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Bass,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Baum,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeff Baumgartner,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Baylin,                             Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Todd Becerra,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lalit K. Behal                           Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Beichert,                       Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald B. Bellamy,                       Assistant Vice President (Sales Manager of the  International  Division) of
Assistant Vice President                 OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Erik S. Berg,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Bertucci,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rajeev Bhaman,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig Billings,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Binning,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert J. Bishop,                        Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc. and
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Beth Bleimehl,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John R. Blomfield,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa I. Bloomberg,                       Formerly First Vice President & Associate  General Counsel of UBS Financial
Vice President & Associate Counsel       Services Inc. (May 1999-May 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Veronika Boesch,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Chad Boll,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antulio N. Bomfim,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michelle Borre Massick,                  None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori E. Bostrom,                         Formerly Vice  President & Corporate  Counsel at Prudential  Financial Inc.
Vice President & Senior Counsel          (October 2002 - November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Bourgeois,                          Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Boydell,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Bromberg,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joan Brunelle,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristine Bryan-Levin,                    Formerly Senior Vice President at Brown Brothers Harriman  (November 2002 -
Vice President                           May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stephanie Bullington,                    Formerly Fund  Accounting  Manager at Madison  Capital  Management  Company
Assistant Vice President                 (July 2005 - October 2005 and Fund Accounting  Officer at Butterfield  Fund
                                         Services (Bermuda) Limited (a wholly
                                         owned subsidiary of the Bank of NT
                                         Butterfield & Sons) (September 2003 -
                                         June 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Burke,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark Burns,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Geoffrey Caan,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Campbell,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine Carroll,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Debra Casey,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maria Castro,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Chaffee,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Chibnik,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patrick Sheng Chu,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brett Clark,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
H.C. Digby Clements, None Vice President: Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Peter V. Cocuzza,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald James Concepcion,                 Formerly   (until   November   2004)   an  RIA   Marketing   Associate   of
Assistant Vice President                 OppenheimerFunds, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Corbett,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Susan Cornwell,                          Senior  Vice  President  of  Shareholder   Financial  Services,   Inc.  and
Senior Vice President                    Shareholder   Services,    Inc.;   Vice   President   of   OppenheimerFunds
                                         Distributor,    Inc.,   Centennial   Asset   Management   Corporation   and
                                         OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cheryl Corrigan,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Belinda J. Cosper,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Cottier,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Coulston,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George Curry,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie C. Cusker,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Dachille, Formerly Fixed Income Director at National Railroad Retirement
Investment Vice President Trust (May 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Damian,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Demarco,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Craig P. Dinsell,                        None
Executive Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randall C. Dishmon,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gavin Dobson,                            Formerly President at Britannic Asset Management  International  (September
Vice President                           2001 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rebecca K. Dolan,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven D. Dombrower,                     Senior Vice President of OFI Private  Investments  Inc.;  Vice President of
Vice President                           OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Doyle,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bruce C. Dunbar,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Dvorak,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Edmiston,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
A. Taylor Edwards,                       Formerly Associate at Dechert LLP (September 2000 - December 2005).
Assistant Vice President & Assistant
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Venkat Eleswarapu,                       Formerly  Associate  Professor  of Finance at Texas Tech  University  (July
Vice President                           2005 - December  2005) and  Assistant  Professor  of  Finance  at  Southern
                                         Methodist University (January 1999 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel R. Engstrom,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James Robert Erven                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
George R. Evans,                         None
Senior Vice President & Director of
International Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward N. Everett,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathy Faber,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Falicia,                           Assistant  Secretary  (as of July  2004) of  HarbourView  Asset  Management
Assistant Vice President                 Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Farkas,                          Formerly Associate at Epstein Becker & Grenn, P.C.  (September 2000 - March
Assistant Vice President and Assistant   2006).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristie Feinberg,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Emmanuel Ferreira,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald H. Fielding,                      Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director of ICI
Senior Vice President;                   Mutual Insurance Company;  Governor of St. John's College;  Chairman of the
Chairman of the Rochester Division       Board of  Directors  of  International  Museum  of  Photography  at  George
                                         Eastman House.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bradley G. Finkle,                       Vice  President of  OppenheimerFunds  Distributor,  Inc.  Formerly  Head of
Vice President                           Business Management/Proprietary  Distribution at Citigroup Asset Management
                                         (August 1986-September 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John E. Forrest,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Foxhoven,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Colleen M. Franca,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barbara Fraser,                          Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Frengillo,                        Formerly  Continuous  Improvement  Manager at RR Donnelley & Sons (February
Assistant Vice President                 1988 - June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dominic Freud,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dan Gagliardo,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Hazem Gamal,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Seth Gelman,                             Formerly an Associate in the Asset  Management  Legal Department at Goldman
Vice President                           Sachs & Co. (February 2003 - August 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Gerlach,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Subrata Ghose,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles W. Gilbert,                      None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Gibson,                             Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip S. Gillespie,                    Formerly First Vice President of Merrill Lynch Investment  Management (2001
Senior Vice President & Deputy General   to September 2004).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alan C. Gilston,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill E. Glazerman,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Benjamin J. Gord,                        Vice  President of  HarbourView  Asset  Management  Corporation  and of OFI
Vice President                           Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leyla Greengard,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert B. Grill,                         None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol Guttzeit,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Haley,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marilyn Hall,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Haney,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Hauenstein,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert W. Hawkins,                       Formerly an  Associate  at Shearman  and  Sterling  LLP (July 2004 - August
Assistant Vice President & Assistant     2005) and Dechert LLP (September 2000 -June 2004).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas B. Hayes,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Heathwood,                      None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Heidi Heikenfeld,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Annika Helgerson,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Henderson,                        Formerly  Director of Corporate  Purchasing and Risk  Management at StarTek
Assistant Vice President                 Inc. (January 2003 - May 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hermann,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dennis Hess,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph Higgins,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dorothy F. Hirshman,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Hoelscher,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Hourihan,                          Assistant  Secretary of OFI  Institutional  Asset  Management,  Inc. (since
Vice President & Associate Counsel       April 2006).  Formerly Vice President and Senior  Counsel at  Massachusetts
                                         Financial Service Company (June 2004 - March 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward Hrybenko,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott T. Huebl,                          Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Margaret Hui,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dana Hunter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Huttlin,                            Senior Vice  President  (Director  of the  International  Division)  (since
Vice President                           January 2004) of OFI Institutional Asset Management,  Inc.; Director (since
                                         June 2003) of OppenheimerFunds (Asia)
Limited.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James G. Hyland,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kelly Bridget Ireland,                   Vice President (since January 2004) of OppenheimerFunds Distributor Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen T. Ives,                        Vice  President and Assistant  Secretary of  OppenheimerFunds  Distributor,
Vice President, Senior Counsel &         Inc. and  Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial
Assistant Secretary                      Asset   Management   Corporation,   OppenheimerFunds   Legacy  Program  and
                                         Shareholder Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Jaume,                           Senior Vice President of HarbourView  Asset Management  Corporation and OFI
Vice President                           Institutional Asset Management, Inc.; Director of OFI Trust Company.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Michael Johnson,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Kadehjian,                          Formerly  Vice  President,  Compensation  Manager  at The  Bank of New York
Assistant Vice President                 (November 1996-November 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles Kandilis,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rezo Kanovich,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas W. Keffer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Keogh,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Kiernan,                            Formerly  Vice  President and Senior  Compliance  Officer,  Guardian  Trust
Assistant Vice President & Marketing     Company,  FSB at The  Guardian  Life  Insurance  Company of America  (since
Compliance Manager                       February 1998 - November 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin S. Korn,                          Formerly a Senior Vice President at Bank of America  (Wealth and Investment
Senior Vice President                    Management Technology Group) (March 2002-August 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dimitrios Kourkoulakos,                  None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Kramer,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Kunz,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gloria LaFond,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Lamentino,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tracey Lange,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.  and OFI  Private
Vice President                           Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey P. Lagarce,                      President of OFI Institutional  Asset Management,  Inc. as of January 2005.
Senior Vice President                    Formerly  Executive Vice  President-Head  of Fidelity  Tax-Exempt  Services
                                         Business at Fidelity Investments (August 1996-January 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Latino,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kristina Lawrence,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gayle Leavitt,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher M. Leavy,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kevin Lee,                               Formerly Vice  President at Delaware  Investments  (October 2000 - February
Vice President                           2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Randy Legg,                              None
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Laura Leitzinger,                        Senior  Vice  President  of  Shareholder  Services,  Inc.  and  Shareholder
Senior Vice President                    Financial Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Justin Leverenz,                         Formerly,  a  research/technology  analyst at Goldman  Sachs,  Taiwan  (May
Vice President                           2002-May 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael S. Levine,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Levitt,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gang Li,                                 None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Shanquan Li,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie A. Libby,                          Senior Vice President of OFI Private  Investments Inc.  Formerly  Executive
Senior Vice President                    Vice President & Chief  Operating  Officer at Fred Alger  Management,  Inc.
                                         (July 1996 - February 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel Lifshey,                          Formerly a  Marketing  Manager at PIMCO  Advisors  (January  2002-September
Assistant Vice President                 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mitchell J. Lindauer,                    None
Vice President & Assistant General
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Bill Linden,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Malissa B. Lischin,                      Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Lolli,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Daniel G. Loughran                       None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Patricia Lovett,                         Vice  President of  Shareholder  Financial  Services,  Inc. and Senior Vice
Vice President                           President of Shareholder Services, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Misha Lozovik, Formerly Senior Director at Clinical Development Capital LLC/Care
Capital Vice President LLC (August 2002 - October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steven Lucaccini, Formerly Director and High Yield Analyst at UBS Global Asset
Management Assistant Vice President (November 2001 - April 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Dongyan Ma,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Steve Macchia,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark H. Madden,                          Formerly  Senior Vice  President & Senior  Portfolio  Manager  with Pioneer
Vice President                           Investments, Inc. (July 1990 - July 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry Mandzij,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angelo G. Manioudakis                    Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    OFI Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carolyn Maxson,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William T. Mazzafro,                     Formerly  self-employed as a consultant securities (January 2004 - December
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Trudi McKenna,                           Formerly Leadership  Development Supervisor at JetBlue Airways (July 2003 -
Assistant Vice President                 October 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jay Mewhirter,                           Formerly Director of Application  Development at AMVESCAP (September 1999 -
Vice President                           March 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elizabeth McCormack,                     Vice  President and Assistant  Secretary of  HarbourView  Asset  Management
Vice President                           Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McDonnell,                        Formerly Senior Vice President at Lehman Bros. (April 1995 - March 2006).
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph McGovern,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Charles L. McKenzie,                     Chairman of the Board,  Director,  Chief Executive Officer and President of
Senior Vice President                    OFI Trust Company;  Chairman,  Chief Executive  Officer,  Chief  Investment
                                         Officer and Director of OFI
                                         Institutional Asset Management, Inc.;
                                         Chief Executive Officer, President,
                                         Senior Managing Director and Director
                                         of HarbourView Asset Management
                                         Corporation; Chairman, President;
                                         Director of Trinity Investment
                                         Management Corporation and Vice
                                         President of Oppenheimer Real Asset
                                         Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Medev,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucienne Mercogliano,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Andrew J. Mika,                          None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jan Miller,                              Formerly a Supervisor at Janus (May 2004-October 2004).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rejeev Mohammed,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nikolaos D. Monoyios,                    None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Mulachy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, President, Chief               President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial   Services,   Inc.;   Director  of  Centennial  Asset  Management
                                         Corporation,  OppenheimerFunds  Distributor,  Inc., OFI Institutional Asset
                                         Management,  Inc.,  Trinity  Investment  Management  Corporation,   Tremont
                                         Capital Management,  Inc., HarbourView Asset Management Corporation and OFI
                                         Private Investments Inc.;  Executive Vice President of Massachusetts Mutual
                                         Life Insurance Company;  Director of DLB Acquisition Corporation;  a member of the Investment Company Institute's Board of Governors.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Meaghan Murphy, Formerly Marketing Professional, RFP Writer at JP Morgan Fleming
Asset Assistant Vice President Management (May 2002 - October 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Suzanne Murphy,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kenneth Nadler,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Newman,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard Nichols,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William Norman,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James B. O'Connell,                      Formerly a Senior Designer Manager of OppenheimerFunds,  Inc. (April 2002 -
Assistant Vice President                 December 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew O'Donnell,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Tony Oh,                                 Formerly  Director of SEC Reporting at Teletech Holdings (July 2004 - April
Assistant Vice President                 2005. Audit Manager at Deloitte & Touche (January 1997 - June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John O'Hare,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John J. Okray,                           Formerly Vice President,  Head of Trust Operations at Lehman Brothers (June
Vice President                           2004-October  2004)  prior  to which he was an  Assistant  Vice  President,
                                         Director of Trust Services at Cambridge  Trust Company  (October  2002-June
                                         2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lerae A. Palumbo,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anthony Parish,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kathleen Patton,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David P. Pellegrino,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allison C. Pells,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert H. Pemble,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lori L. Penna,                           Formerly  an  RFP   Manager/Associate   at  JPMorgan   Chase  &  Co.  (June
Vice President                           2001-September 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian Petersen,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marmeline Petion-Midy, Formerly a Senior Financial Analyst with General Motors,
NY Treasurer's Assistant Vice President Office (July 2000-Augut 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Pfeffer,                           Senior Vice President of HarbourView  Asset  Management  Corporation  since
Senior Vice President & Chief            February 2004.
Financial Officer
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sanjeev Phansalkar,                      Formerly  Consultant at The  Solomon-Page  Group  (October 2004 - September
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James F. Phillips,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott Phillips,                          Formerly  Vice  President  at Merrill  Lynch  Investment  Management  (June
Vice President                           2000-July 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gary Pilc,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John Piper,                              Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeaneen Pisarra,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nicolas Pisciotti,                       Formerly Assistant Vice President at ING (April 2002 - May 2005).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jason Pizzorusso,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Poiesz,                            Formerly a Senior  Portfolio  Manager at Merrill  Lynch  (October  2002-May
Senior Vice President, Head of Growth    2004).
Equity Investments
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Sergei Polevikov,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Semyon Polyak,                           Formerly Vice  President and  Co-Portfolio  Manager at Pioneer  Investments
Vice President                           (June 1998 - August 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey Portnoy,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Preuss,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen Puckett,                           Formerly  Senior  Program  Manager  at  Dendant   Telecommunications   (May
Assistant Vice President                 2002-September 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jane C. Putnam,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Paul Quarles,                            Formerly a Principal at AIM Management Group,  Inc.  (October  1997-October
Assistant Vice President                 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael E. Quinn,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie S. Radtke,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Norma J. Rapini,                         None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Corry E. Read,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marc Reinganum,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jill Reiter,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Rhodes,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Eric Richter,                            Vice  President  of  HarbourView  Asset  Management  Corporation.  Formerly
Vice President                           Investment  Officer at Alaska  Permanent  Fund  Corporation  (April  2005 -
                                         February  2006);  Vice  President at Loomis Sayles & Co. (July 1997 - April
                                     2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Claire Ring,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Grace Roberts,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David Robertson,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert Robis,                            Formerly a  Proprietary  Trader at J.P.  Morgan  Chase & Co. (May  2004-May
Assistant Vice President                 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Antoinette Rodriguez,                    None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacey Roode,                            None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jeffrey S. Rosen,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
James H. Ruff,                           President & Director of OppenheimerFunds  Distributor,  Inc. and Centennial
Executive Vice President                 Asset  Management  Corporation;  Executive  Vice  President  of OFI Private
                                         Investments Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adrienne Ruffle,                         Formerly  an  Associate  with  Sidley  Austin  Brown & Wood LLP  (September
Assistant Vice President & Assistant     2002-February 2005).
Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kim Russomanno,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Gerald Rutledge,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Julie Anne Ryan,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Timothy Ryan, Formerly a research analyst in the large equities group at Credit
Suisse Vice President Asset Management (August 2001-June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rohit Sah,                               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Valerie Sanders,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Karen Sandler,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rudi W. Schadt,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ellen P. Schoenfeld,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Scott A. Schwegel,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Allan P. Sedmak                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer L. Sexton,                      Senior Vice President of OFI Private Investments Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Asutosh Shah,                            Formerly Vice  President at Merrill  Lynch  Investment  Managers  (February
Vice President                           2002 - February 2006).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kamal Shah, Formerly Senior Vice President Chief Technology Officer at Tremont
Capital Vice President Management (March 1998 - July 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nava Sharma,                             None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Satvinder Singh,                         None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Siomades,                         Formerly  Vice  President,  Portfolio  Management  at  Curian  Capital  LLC
Vice President                           (December 2002 - September 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
David C. Sitgreaves,                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward James Sivigny                     None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Enrique H. Smith,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Louis Sortino,                           None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith J. Spencer,                        None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Marco Antonio Spinar,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Richard A. Stein,                        None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur P. Steinmetz,                     Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jennifer Stevens,                        None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
John P. Stoma,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Amy Sullivan,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Deborah A. Sullivan,                     Secretary of OFI Trust Company.
Vice President & Assistant Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Michael Sussman,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Thomas Swaney,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian C. Szilagyi,                       Director of Financial  Reporting and  Compliance at First Data  Corporation
Assistant Vice President                 (April 2003-June 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Matthew Tartaglia,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Martin Telles,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Toner,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melinda Trujillo,                        Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Leonid Tsvayg,                           None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Keith Tucker,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Cameron Ullyat,                          None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Maureen Van Norstrand,                   None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Nancy Vann,                              Formerly  Assistant  General Counsel at Reserve  Management  Company,  Inc.
Vice President & Assistant Counsel       (April to December 2004).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Rene Vecka,                              None
Assistant Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Vincent Vermette,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Elaine Villas-Obusan,                    None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Phillip F. Vottiero,                     None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lisa Walsh,                              None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Jerry A. Webman,                         Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christopher D. Weiler,                   None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Adam Weiner,                             None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Barry D. Weiss,                          Vice  President  of  HarbourView   Asset  Management   Corporation  and  of
Vice President                           Centennial Asset Management Corporation.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Melissa Lynn Weiss,                      None
Vice President & Associate Counsel
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Diederick Werdmolder,                    Director of OppenheimerFunds  International Ltd. and  OppenheimerFunds  plc
Senior Vice President                    and  OppenheimerFunds  (Asia)  Limited;  Senior  Vice  President  (Managing
                                         Director  of  the  International   Division)  of  OFI  Institutional  Asset
                                         Management, Inc..
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
William L. Wilby,                        None
Senior Vice President & Senior
Investment Officer, Director of
Equities
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Troy Willis,                             None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Donna M. Winn,                           President,  Chief Executive  Officer & Director of OFI Private  Investments
Senior Vice President                    Inc.; Director & President of OppenheimerFunds  Legacy Program; Senior Vice
                                         President of OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Philip Witkower,                         Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial  Asset  Management  Corporation;  serves  on  the  Board  of the
                                         Colorado Ballet.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Oliver Wolff,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Kurt Wolfgruber,                         Director of Tremont Capital Management,  Inc., HarbourView Asset Management
Executive Vice President, Chief          Corporation  and OFI  Institutional  Asset  Management,  Inc.  (since  June
Investment Officer & Director            2003).   Management  Director  of  Oppenheimer   Acquisition  Corp.  (since
                                         December 2005).
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Caleb C. Wong,                           None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Edward C. Yoensky,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Lucy Zachman,                            None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Robert G. Zack                           General  Counsel  of  Centennial  Asset  Management  Corporation;   General
Executive Vice President &               Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
General Counsel                          President and General Counsel of HarbourView  Asset Management  Corporation
                                         and OFI  Institutional  Asset  Management,  Inc.;  Senior  Vice  President,
                                         General  Counsel and  Director of  Shareholder  Financial  Services,  Inc.,
                                         Shareholder  Services,  Inc.,  OFI Private  Investments  Inc. and OFI Trust
                                         Company;    Director   and   Assistant    Secretary   of   OppenheimerFunds
                                         International Ltd and OppenheimerFunds  plc; Vice President,  Secretary and
                                         General Counsel of Oppenheimer  Acquisition Corp.;  Director of Oppenheimer
                                         Real Asset  Management,  Inc. and  OppenheimerFunds  (Asia)  Limited;  Vice
                                         President of OppenheimerFunds Legacy Program.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Neal A. Zamore,                          None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Mark D. Zavanelli,                       None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Alex Zhou,                               None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Ronald Zibelli                           Formerly  Managing  Director  and Small Cap Growth  Team  Leader at Merrill
                                     Lynch.
---------------------------------------- ----------------------------------------------------------------------------
---------------------------------------- ----------------------------------------------------------------------------
Arthur J. Zimmer,                        Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund Oppenheimer California Municipal Fund Oppenheimer
Capital Appreciation Fund Oppenheimer Capital Income Fund Oppenheimer Cash
Reserves Oppenheimer Champion Income Fund Oppenheimer Convertible Securities
Fund (a series of Bond Fund Series) Oppenheimer Core Bond Fund (a series of
Oppenheimer Integrity Funds) Oppenheimer Developing Markets Fund Oppenheimer
Discovery Fund Oppenheimer Dividend Growth Fund Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer
Equity Fund, Inc.
Oppenheimer Global Fund Oppenheimer Global Opportunities Fund Oppenheimer Gold &
Special Minerals Fund Oppenheimer Growth Fund Oppenheimer High Yield Fund
Oppenheimer International Bond Fund Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund Oppenheimer International Small Company
Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust) Oppenheimer Limited Term California Municipal Fund Oppenheimer
Limited-Term Government Fund Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund) Oppenheimer Main Street Fund (a series of
Oppenheimer Main Street Funds, Inc.) Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund Oppenheimer MidCap Fund Oppenheimer Money
Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc. Oppenheimer Quest Value Fund,
Inc. Oppenheimer Real Asset Fund Oppenheimer Real Estate Fund Oppenheimer
Rochester Arizona Municipal Fund Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund Oppenheimer Rochester
Michigan Municipal Fund Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund Oppenheimer Rochester Virginia
Municipal Fund Oppenheimer Select Value Fund Oppenheimer Senior Floating Rate
Fund Oppenheimer Series Fund, Inc. (1 series):
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA Oppenheimer Main Street Fund/VA Oppenheimer
     Main Street Small Cap Fund/VA Oppenheimer MidCap Fund/VA Oppenheimer Money
     Fund/VA Oppenheimer Strategic Bond Fund/VA Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Oppenheimer Real Asset Management, Inc.
and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management
Corporation, Oppenheimer Acquisition Corp., OFI Private Investments Inc., OFI Institutional Asset Management,
Inc. and Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008.

The address of Tremont Capital Management, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1,
Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Timothy Abbhul(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Anthony Allocco(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(2)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Barker                                    Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rocco Benedetto(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert J. Bishop(1)                             Treasurer                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David A. Borrelli                               Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey R. Botwinick                            Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michelle Brennan(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Campbell(1)                             Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Chonofsky                                Vice President                       None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Angelanto Ciaglia(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Melissa Clayton(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rodney Constable(1)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Susan Cornwell(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Neev Crane                                      Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julian C. Curry                                 Vice President                       None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia                                Vice President                       None
21 Woodhill Road
Chatham, NY 12037
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower                                Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan C. Drier                                   Vice President                       None
2240 Breton Road SE
Grand Rapids, MI 49525
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Hillary Eigen(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George R. Fahey                                 Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Deanna Farrugia(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro                                   Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradley Finkle(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric P. Fishel                                  Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn                                Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jayme D. Fowler                                 Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Gottesman                               Vice President                       None
255 Westchester Way
Birmingham, MI 48009
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(4)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kahle Greenfield(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Grossjung                                  Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James E. Gunther                                Vice President                       None
603 Withers Circle
Wilmington, DE 19810
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin J. Healy(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin Hennessey                                 Vice President                       None
8634 Forest Run Lane
Orlando, FL 32836
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch                                  Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                            Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson                                 Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Knott(1)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia                                  Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul R. LeMire                                  Assistant Vice President             None
7 Cormorant Drive
Middletown, NJ 07748
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric J. Liberman                                Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Loncar                                   Vice President                       None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Lyman                                     Vice President                       None
7425 Eggshell Drive
N. Las Vegas, NV 89084
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Malik                                   Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion                                  Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
533 Valley Road
New Canaan, CT 06840
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Medina                                 Vice President                       None
3009 Irving Street
Denver, CO 80211
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew L. Michaelson                           Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clint Modler(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Moser                                    Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David W. Mountford                              Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gzim Muja                                       Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John V. Murphy(2)                               Director                             President & Trustee
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John S. Napier                                  Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradford G. Norford                             Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Park(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine M. Puleo-Carter(2)                       Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael A. Raso                                 Vice President                       None
3 Vine Place
Larchmont, NY 10538
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard E. Rath                                 Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William J. Raynor(5)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nicole Robbins(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Saunders                                   Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Schmitt(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Schmitt                                  Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Schories                                Vice President                       None
3 Hill Street
Hazlet, NJ 07730
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles F. Scully                               Vice President                       None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jennifer Sexton(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William Sheluck(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Debbie A. Simon                                 Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryant Smith(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Bruce Smith                             Vice President                       None
3635 NW Sierra Drive,
Camas, WA 98607
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christopher M. Spencer                          Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John A. Spensley                                Vice President                       None
375 Mallard Court
Carmel, IN 46032
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alfred St. John(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein                                     Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wayne Strauss(3)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William K. Tai                                  Vice President                       None
12701 Prairie Drive
Urbandale, IA 50323
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Paul Temple(2)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Barrie L. Tiedemann                             Vice President                       None
1774 Sheridan Drive
Ann Arbor, MI 48104
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                             Vice President and Chief             Vice President and Chief
                                                Compliance Officer                   Compliance Officer
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Vincent Vermete(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cynthia Walloga(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Chris G. Werner                                 Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Peter Winters                                   Vice President                       None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Meredith Wolff(2)                               Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jill Zachman(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Vice President & Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Walter Zinych                                   Vice President                       None
630 North Franklin St., Apt. 718
Chicago, IL 60610
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Zito(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of August, 2006.

                               Oppenheimer Main Street Small Cap Fund(R)

                               By:   /s/ John V. Murphy*
                               ----------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ William L. Armstrong*                   Chairman of the                             August 23, 2006
-------------------------
William L. Armstrong                        Board of Trustees

/s/ John V. Murphy*                         President, Principal                        August 23, 2006
-------------------------------
John V. Murphy                              Executive Officer and Trustee

/s/ Brian W. Wixted*                        Treasurer, Principal                        August 23, 2006
 ------------------------------
Brian W. Wixted                             Financial & Accounting Officer

/s/ Robert G. Avis*                         Trustee                                     August 23, 2006
-------------------------------
Robert G. Avis

/s/ George C. Bowen*                        Trustee                                     August 23, 2006
 ------------------------------
George C. Bowen

/s/ Edward L. Cameron*                      Trustee                                     August 23, 2006
-------------------------------
Edward L. Cameron

/s/ Jon S. Fossel*                          Trustee                                     August 23, 2006
-------------------------------
Jon S. Fossel

/s/ Sam Freedman*                           Trustee                                     August 23, 2006
-------------------------------
Sam Freedman

/s/ Beverly L. Hamilton*                    Trustee                                     August 23, 2006
-------------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*                       Trustee                                     August 23, 2006
-------------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.*               Trustee                                     August 23, 2006
-----------------------------
F. William Marshall, Jr.

*By:     /s/ Mitchell J. Lindauer
         ---------------------------
         Mitchell J. Lindauer, Attorney-in-Fact

                                      OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

                                          Post-Effective Amendment No. 11

                                       Registration Statement No. 333-78269

                                                   EXHIBIT INDEX

Exhibit No.       Description

23(d)             Amended and Restated Investment Advisory Agreement dated
                  January 1, 2006.

23(j)             Independent Registered Public Accounting Firm's Consent

23(m)(i)          Amended and Restated Service Plan and Agreement for Class A
                  shares dated October 28, 2005.

23(m)(ii)         Amended and Restated Service Plan and Agreement for Class B
                  shares dated October 28, 2005.

23(m)(iii)        Amended and Restated Service Plan and Agreement for Class C
                  shares dated October 28, 2005.

23(m)(iv)         Amended and Restated Service Plan and Agreement for Class N
                  shares dated October 28, 2005.